                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-4323

                                CDC Nvest Funds I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2801

Date of fiscal year end:  September 30, 2003

Date of reporting period: September 30, 2003

Item 1.  Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

          [LOGO OF CDC NVEST FUNDS](SM)
          CDC IXIS Asset Management Distributors

          INCOME FUNDS
          ANNUAL REPORT
          September 30, 2003

[LOGO OF LOOMIS SAYLES FUNDS]

          Loomis Sayles Core Plus Bond Fund
          (formerly CDC Nvest Bond Income Fund)

          Loomis Sayles Government Securities Fund
          (formerly CDC Nvest Government Securities Fund)

          Loomis Sayles High Income Fund
          (formerly CDC Nvest High Income Fund)

          Loomis Sayles Limited Term U.S. Government Fund
          (formerly CDC Nvest Limited Term U.S. Government Fund)

          Loomis Sayles Strategic Income Fund
          (formerly CDC Nvest Strategic Income Fund)


                           TABLE OF CONTENTS

                           Management Discussion and Performance .........Page 1

                           Fund Risks ...................................Page 11

                           Schedule of Investments ......................Page 12

                           Financial Statements .........................Page 27

                        LOOMIS SAYLES CORE PLUS BOND FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:

Seeks a high level of current income consistent with what the fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds

STRATEGY:

Invests primarily in U.S. corporate and U.S. government bonds

FUND INCEPTION:

November 7, 1973

MANAGERS:

Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

SYMBOLS:

Class A                 NEFRX
Class B                 NERBX
Class C                 NECRX
Class Y                 NERYX

NET ASSET VALUE PER SHARE:

(September 30, 2003)
Class A               $ 11.63
Class B                 11.62
Class C                 11.63
Class Y                 11.69

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Encouraged by indications that the economic recovery was gaining traction in 2003, investors in search of yield reduced holdings in cash and government bonds, favoring higher-yielding alternatives, including corporate bonds. This shift drove up prices in many corporate sectors, including high-yield issues, boosting results for Loomis Sayles Core Plus Bond Fund.

For the nine-month period ended September 30, 2003*, the total return on the net asset value of Class A shares was 6.39%, including $0.36 per share in reinvested dividends. The fund's benchmark, Lehman Brothers Aggregate Bond Index, returned 3.78% for the same period, and the average return on the funds in Morningstar's Intermediate Bond Fund category was 4.40%. The fund's 30-day SEC yield at the end of September, 2003 was 3.30%.

Corporate bonds and non-U.S. issues drove positive results

As the economy began to rebound, investors grew more willing to tolerate risk in exchange for greater potential returns. Against that background, our decision to shift the portfolio toward higher-yielding corporate bonds was key to the fund's ability to outperform its benchmark for the period. An improving economy typically allows lower-rated companies to strengthen their balance sheets and invest in their businesses. The fund also benefited from its position in non-U.S.-dollar securities, as the dollar continued to slide against other currencies. As of September 30, 2003, the fund held 10% of its assets in high yield issues and 6% in non-U.S. dollar securities.

Telecom, utilities and supermarket bonds performed well

The continuing rally in corporate bonds benefited telecommunications issues. Bonds issued by long-distance provider LCI International were the fund's strongest performers, followed by ATT Wireless. Improved investor sentiment and debt reduction has led to a sharp recovery in telecom bond prices. Fund holdings among electric utilities, including NiSource and Southern California Edison, also recovered from last year's depressed levels. Delhaize America, parent of the Food Lion and Kash n' Karry supermarket chains, saw its bonds rise as financial results outpaced market expectations.

Mortgage-backed securities lagged the broader market

Mortgage-backed securities posted positive returns for the period, but lagged the broader market as individuals refinanced their mortgages to take advantage of a four-decade low in interest rates. Higher coupon mortgage-backed securities, in particular, did not participate as fully in the declining interest-rate environment as other securities with better call protection.

Fund positioned for accelerating economic recovery

We think the economy will continue to recover, and that the Federal Reserve Board is unlikely to raise interest rates for several quarters. As confidence grows, investors should continue to favor lower-rated, higher-yielding securities. Therefore we are carefully researching selective opportunities, including some rated BB or B, choosing those that appear to trade below our assessment of their potential in better economic times.

* Effective September 12, 2003, the fund changed its fiscal year end from December 31 to September 30.

                        LOOMIS SAYLES CORE PLUS BOND FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles Core Plus Bond Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index, and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                  September 30, 1993 through September 30, 2003

                              [CHART APPEARS HERE]

                                       LEHMAN     LEHMAN
                          Maximum    AGGREGATE     U.S.
  Month     Net Asset      Sales        BOND      CREDIT
   End      Value/1/     Charge/2/    INDEX/3/   INDEX/4/
----------  ---------   ----------   ---------   --------
09/30/1993    10,000       9,550       10,000     10,000
10/31/1993    10,067       9,614       10,037     10,050
11/30/1993     9,959       9,511        9,952      9,927
12/31/1993    10,037       9,585       10,006      9,985
01/31/1994    10,194       9,735       10,141     10,179
02/28/1994     9,970       9,521        9,965      9,939
03/31/1994     9,704       9,267        9,719      9,634
04/30/1994     9,603       9,171        9,642      9,541
05/31/1994     9,553       9,123        9,640      9,506
06/30/1994     9,494       9,067        9,619      9,483
07/31/1994     9,672       9,237        9,810      9,722
08/31/1994     9,724       9,286        9,822      9,733
09/30/1994     9,621       9,188        9,678      9,552
10/31/1994     9,595       9,163        9,669      9,530
11/30/1994     9,569       9,138        9,647      9,514
12/31/1994     9,618       9,185        9,714      9,593
01/31/1995     9,780       9,340        9,906      9,796
02/28/1995    10,102       9,647       10,142     10,079
03/31/1995    10,105       9,650       10,204     10,161
04/30/1995    10,304       9,840       10,347     10,332
05/31/1995    10,758      10,274       10,747     10,819
06/30/1995    10,854      10,365       10,826     10,917
07/31/1995    10,795      10,310       10,802     10,868
08/31/1995    10,987      10,493       10,932     11,044
09/30/1995    11,125      10,624       11,038     11,174
10/31/1995    11,272      10,765       11,182     11,320
11/30/1995    11,449      10,934       11,349     11,537
12/31/1995    11,615      11,093       11,509     11,727
01/31/1996    11,664      11,139       11,585     11,802
02/29/1996    11,411      10,898       11,384     11,522
03/31/1996    11,354      10,843       11,305     11,424
04/30/1996    11,259      10,752       11,241     11,329
05/31/1996    11,249      10,743       11,218     11,309
06/30/1996    11,413      10,900       11,369     11,475
07/31/1996    11,442      10,928       11,400     11,497
08/31/1996    11,442      10,927       11,381     11,462
09/30/1996    11,708      11,181       11,579     11,705
10/31/1996    12,005      11,465       11,836     12,024
11/30/1996    12,294      11,741       12,038     12,281
12/31/1996    12,151      11,604       11,927     12,112
01/31/1997    12,219      11,669       11,963     12,129
02/28/1997    12,296      11,742       11,993     12,180
03/31/1997    12,112      11,567       11,860     11,990
04/30/1997    12,245      11,694       12,037     12,172
05/31/1997    12,410      11,852       12,151     12,310
06/30/1997    12,628      12,060       12,295     12,484
07/31/1997    13,137      12,545       12,627     12,941
08/31/1997    12,913      12,332       12,519     12,750
09/30/1997    13,169      12,577       12,704     12,973
10/31/1997    13,294      12,696       12,888     13,137
11/30/1997    13,356      12,755       12,948     13,211
12/31/1997    13,494      12,886       13,078     13,351
01/31/1998    13,673      13,058       13,246     13,510
02/28/1998    13,717      13,100       13,236     13,505
03/31/1998    13,802      13,181       13,281     13,555
04/30/1998    13,865      13,241       13,351     13,641
05/31/1998    14,006      13,376       13,477     13,803
06/30/1998    14,059      13,426       13,592     13,905
07/31/1998    14,022      13,391       13,621     13,892
08/31/1998    13,883      13,258       13,842     13,957
09/30/1998    14,419      13,770       14,166     14,409
10/31/1998    14,267      13,625       14,091     14,187
11/30/1998    14,551      13,896       14,171     14,454
12/31/1998    14,573      13,918       14,214     14,496
01/31/1999    14,731      14,068       14,315     14,639
02/28/1999    14,433      13,783       14,066     14,292
03/31/1999    14,632      13,973       14,144     14,393
04/30/1999    14,748      14,084       14,188     14,435
05/31/1999    14,427      13,778       14,064     14,242
06/30/1999    14,335      13,689       14,019     14,168
07/31/1999    14,278      13,636       13,960     14,089
08/31/1999    14,221      13,581       13,952     14,055
09/30/1999    14,462      13,811       14,114     14,208
10/31/1999    14,495      13,843       14,167     14,273
11/30/1999    14,517      13,863       14,166     14,288
12/31/1999    14,524      13,870       14,097     14,212
01/31/2000    14,463      13,812       14,051     14,162
02/29/2000    14,626      13,968       14,221     14,294
03/31/2000    14,826      14,159       14,408     14,415
04/30/2000    14,553      13,898       14,367     14,289
05/31/2000    14,446      13,796       14,360     14,236
06/30/2000    14,883      14,214       14,659     14,593
07/31/2000    14,971      14,297       14,792     14,770
08/31/2000    15,164      14,481       15,007     14,962
09/30/2000    15,186      14,503       15,101     15,041
10/31/2000    15,100      14,420       15,201     15,056
11/30/2000    15,243      14,557       15,450     15,251
12/31/2000    15,597      14,896       15,736     15,547
01/31/2001    15,984      15,265       15,993     15,972
02/28/2001    16,143      15,416       16,133     16,112
03/31/2001    16,162      15,435       16,214     16,211
04/30/2001    16,071      15,348       16,146     16,153
05/31/2001    16,173      15,446       16,244     16,301
06/30/2001    16,178      15,450       16,305     16,384
07/31/2001    16,586      15,840       16,670     16,811
08/31/2001    16,771      16,016       16,861     17,037
09/30/2001    16,701      15,949       17,057     17,012
10/31/2001    17,030      16,263       17,414     17,434
11/30/2001    16,917      16,155       17,174     17,282
12/31/2001    16,728      15,975       17,065     17,164
01/31/2002    16,690      15,939       17,203     17,309
02/28/2002    16,625      15,877       17,370     17,440
03/31/2002    16,443      15,703       17,081     17,118
04/30/2002    16,598      15,851       17,412     17,356
05/31/2002    16,737      15,984       17,560     17,586
06/30/2002    16,334      15,599       17,712     17,614
07/31/2002    16,145      15,418       17,926     17,605
08/31/2002    16,512      15,769       18,228     18,061
09/30/2002    16,567      15,821       18,523     18,404
10/31/2002    16,473      15,732       18,439     18,191
11/30/2002    16,787      16,031       18,434     18,427
12/31/2002    17,203      16,429       18,815     18,970
01/31/2003    17,299      16,521       18,831     19,032
02/28/2003    17,549      16,759       19,092     19,412
03/31/2003    17,599      16,807       19,077     19,426
04/30/2003    17,863      17,059       19,234     19,786
05/31/2003    18,218      17,398       19,593     20,410
06/30/2003    18,247      17,426       19,554     20,360
07/31/2003    17,621      16,828       18,897     19,492
08/31/2003    17,790      16,990       19,022     19,644
09/30/2003    18,302      17,476       19,526     20,330

                           AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003/9/
--------------------------------------------------------------------------------

                                                                      SINCE
                              9 MONTHS  1 YEAR  5 YEARS  10 YEARS  INCEPTION/8/
                              --------  ------  -------  --------  ------------
CLASS A (Inception 11/7/73)

Net Asset Value/1/                6.39%  10.48%    4.88%     6.23%           --
With Maximum Sales Charge/2/      1.62    5.49     3.93      5.74            --

CLASS B (Inception 9/13/93)

Net Asset Value/1/                5.77    9.54     4.12      5.44            --
With CDSC/5/                      0.77    4.54     3.81      5.44            --

CLASS C (Inception 12/30/94)

Net Asset Value/1/                5.77    9.64     4.10        --          6.67%
With Maximum Sales Charge
 and CDSC/5/                      3.76    7.57     3.89        --          6.54

CLASS Y (Inception 12/30/94)

Net Asset Value/1/                6.87   11.07     5.34        --          7.94

                                                                      SINCE
                                                                   CLASS C & Y
COMPARATIVE PERFORMANCE       9 MONTHS  1 YEAR  5 YEARS  10 YEARS  INCEPTION/8/
----------------------------  --------  ------  -------  --------  ------------
Lehman Aggregate Bond
 Index/3/                         3.78%   5.41%    6.63%     6.92%         8.31%
Lehman U.S. Credit Index/4/       7.17   10.47     7.13      7.35          8.96
Morningstar Int. Bond Fund
 Average/6/                       4.40    6.22     5.58      6.02          7.34
Lipper Int. Investment Grade
 Debt Avg./7/                     4.16    5.98     5.74      6.13          7.40

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only. Other Classes of shares are available for which fees, expenses and performance differ.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  CREDIT QUALITY

                              [CHART APPEARS HERE]

             Aaa    Aa    A     Baa    Ba     B    Caa and not rated
            ----   ---   ---   ----   ----   ---   -----------------
            50.9%  5.5%  4.1%  22.8%  11.3%  2.3%         3.2%

Credit quality is based on bond ratings from Moody's Investors Service

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

               1 year   1-5 years   5-10 years   10+ years
               ------   ---------   ----------   ---------
                5.1%      52.0%        30.4%       12.5%

                      Average Effective Maturity: 6.4 years

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/     Does not include a sales charge.

/2/     Includes the maximum sales charge of 4.50%.

/3/ Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.

/4/ Lehman Brothers U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

/5/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.

/6/ Morningstar Intermediate Bond Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

/7/ Lipper Intermediate Investment Grade Debt Funds Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Lipper Inc.

/8/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class C from 12/31/94; Class Y from 12/31/94.

/9/ Returns reflect the results of CDC Nvest Bond Income Fund, whose assets and liabilities were reorganized into the fund on September 12, 2003.

                    LOOMIS SAYLES GOVERNMENT SECURITIES FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:

Seeks a high level of current income consistent with safety of principal by investing in U.S. government securities

STRATEGY:

Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

FUND INCEPTION:

September 16, 1985

MANAGERS:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

SYMBOLS:

Class A                 NEFUX
Class B                 NEUBX
Class Y                 NEUYX

NET ASSET VALUE PER SHARE:

(September 30, 2003)
Class A              $  12.09
Class B                 12.10
Class Y                 12.07

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Declining interest rates early in 2003 had a positive effect on U.S. government bonds, particularly on longer-term securities, but some of these gains were lost as rates on longer-term bonds moved higher in the third quarter.

For the nine months ended September 30, 2003*, the total return on Class A shares of Loomis Sayles Government Securities Fund was 2.71% at net asset value, with $0.35 in reinvested dividends. The fund's mortgage-backed holdings were primarily responsible for its slight under performance relative to its benchmark, Lehman Brothers Government Bond Index, which had a return of 2.80%. The fund also trailed the average return on the funds in Morningstar's Long Government category, which returned 3.10%. The fund's 30-day SEC yield at the end of September was 2.80%.

High yields on mortgage-backed securities offset by prepayment risks

The fund had a greater emphasis on mortgage-backed securities than its benchmark during the period because they offer a higher yield than government securities, although they are regarded as riskier because they are not issued or guaranteed by the U.S. Treasury. In the volatile environment for interest rates to date in 2003, the expected maturity or average life of mortgage securities became less certain, which provided a negative market environment for these securities. By the third quarter, the fund's FNMA (Federal National Mortgage Association) and GNMA (Government National Mortgage Association) holdings were lagging the rest of the portfolio.

Fund responded to shifts in interest rates

As 2003 began, U.S. Treasury bonds maturing in ten or more years accounted for more than half of the fund's net assets. As the period progressed and interest rates fell to 45-year lows, Treasuries with longer maturities rose in value, reflecting investors' need to seek higher current income. By the third quarter, when interest rates rose, we lengthened the portfolio's duration. Although this increased its sensitivity to declining bond prices, it also enabled us to lock in higher yields and prepare for a possible future decline in interest rates. In hindsight, our timing was fortunate, as interest rates (and bond prices) appeared to reach a plateau in September.

TIPS and UST Strip Principals were positives

While most government securities did well during the period, TIPS and UST Strip Principals led the market. TIPS are Treasury Inflation-Protected Securities; they are indexed to the Consumer Price Index, a primary measure of inflation. These securities were in demand because of their potential to provide price protection in an inflationary, rising interest-rate environment. UST Strip Principals are issued by the U.S. Treasury. They performed well as they rolled down a very steep yield curve, which resulted in a favorable return profile.

Late in the period, we sold our position in TIPS, as they became increasingly expensive. However, we are still positive on TIPS and plan to build up the fund's position in these securities again when prices become more reasonable.

Outlook is for gradually rising interest rates into 2004

As we get closer to 2004, we expect interest rates to trend gradually upward in anticipation of Fed rate hikes. We expect the gap between long- and short-term bond yields to remain wide and we plan to continue emphasizing mortgages and TIPS in anticipation of stronger economic growth and attractive valuations in both sectors.

* Effective September 12, 2003, the fund changed its fiscal year end from December 31 to September 30.

                    LOOMIS SAYLES GOVERNMENT SECURITIES FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles Government Securities Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                  SEPTEMBER 30, 1993 THROUGH SEPTEMBER 30, 2003

                              [CHART APPEARS HERE]

                                      LEHMAN
                         Maximum    GOVERNMENT
  Month     Net Asset     Sales        BOND
   End      Value/1/    Charge/2/    INDEX/3/
----------  ---------   ---------   ----------
09/30/1993    10,000      9,550       10,000
10/31/1993    10,029      9,577       10,038
11/30/1993     9,908      9,462        9,928
12/31/1993     9,911      9,465        9,966
01/31/1994    10,013      9,562       10,103
02/28/1994     9,775      9,335        9,889
03/31/1994     9,596      9,164        9,666
04/30/1994     9,523      9,094        9,590
05/31/1994     9,517      9,089        9,578
06/30/1994     9,408      8,985        9,556
07/31/1994     9,534      9,105        9,732
08/31/1994     9,537      9,108        9,733
09/30/1994     9,404      8,981        9,596
10/31/1994     9,404      8,980        9,589
11/30/1994     9,349      8,929        9,572
12/31/1994     9,372      8,950        9,630
01/31/1995     9,517      9,089        9,809
02/28/1995     9,736      9,298       10,020
03/31/1995     9,799      9,358       10,083
04/30/1995     9,900      9,454       10,215
05/31/1995    10,442      9,972       10,627
06/30/1995    10,506     10,033       10,708
07/31/1995    10,404      9,936       10,669
08/31/1995    10,516     10,043       10,794
09/30/1995    10,647     10,168       10,898
10/31/1995    10,848     10,360       11,064
11/30/1995    11,059     10,561       11,237
12/31/1995    11,249     10,743       11,396
01/31/1996    11,293     10,785       11,466
02/29/1996    11,016     10,520       11,232
03/31/1996    10,892     10,402       11,138
04/30/1996    10,807     10,321       11,067
05/31/1996    10,751     10,267       11,049
06/30/1996    10,862     10,373       11,191
07/31/1996    10,881     10,392       11,219
08/31/1996    10,812     10,325       11,194
09/30/1996    11,002     10,507       11,380
10/31/1996    11,261     10,755       11,630
11/30/1996    11,492     10,975       11,832
12/31/1996    11,337     10,827       11,712
01/31/1997    11,350     10,839       11,725
02/28/1997    11,357     10,846       11,741
03/31/1997    11,204     10,700       11,617
04/30/1997    11,342     10,832       11,784
05/31/1997    11,438     10,924       11,886
06/30/1997    11,598     11,076       12,019
07/31/1997    12,085     11,541       12,360
08/31/1997    11,813     11,281       12,238
09/30/1997    12,028     11,487       12,422
10/31/1997    12,265     11,713       12,637
11/30/1997    12,354     11,798       12,702
12/31/1997    12,507     11,944       12,835
01/31/1998    12,683     12,112       13,027
02/28/1998    12,623     12,055       12,991
03/31/1998    12,615     12,047       13,028
04/30/1998    12,653     12,084       13,087
05/31/1998    12,813     12,236       13,221
06/30/1998    13,007     12,421       13,371
07/31/1998    12,982     12,397       13,392
08/31/1998    13,381     12,779       13,741
09/30/1998    13,749     13,130       14,111
10/31/1998    13,577     12,966       14,063
11/30/1998    13,653     13,039       14,068
12/31/1998    13,635     13,021       14,099
01/31/1999    13,767     13,148       14,181
02/28/1999    13,237     12,641       13,844
03/31/1999    13,269     12,672       13,898
04/30/1999    13,312     12,713       13,930
05/31/1999    13,134     12,543       13,807
06/30/1999    12,981     12,396       13,779
07/31/1999    12,885     12,305       13,759
08/31/1999    12,789     12,213       13,759
09/30/1999    12,955     12,372       13,871
10/31/1999    12,946     12,363       13,893
11/30/1999    12,889     12,309       13,874
12/31/1999    12,759     12,185       13,784
01/31/2000    12,772     12,197       13,803
02/29/2000    12,997     12,412       14,000
03/31/2000    13,283     12,685       14,246
04/30/2000    13,175     12,582       14,206
05/31/2000    13,128     12,537       14,215
06/30/2000    13,356     12,755       14,469
07/31/2000    13,481     12,875       14,609
08/31/2000    13,718     13,100       14,825
09/30/2000    13,664     13,049       14,867
10/31/2000    13,788     13,167       15,009
11/30/2000    14,104     13,469       15,305
12/31/2000    14,404     13,756       15,610
01/31/2001    14,502     13,849       15,767
02/28/2001    14,686     14,025       15,946
03/31/2001    14,696     14,035       16,002
04/30/2001    14,484     13,832       15,839
05/31/2001    14,534     13,880       15,891
06/30/2001    14,558     13,903       15,964
07/31/2001    14,991     14,317       16,347
08/31/2001    15,158     14,476       16,550
09/30/2001    15,361     14,670       16,838
10/31/2001    15,887     15,172       17,273
11/30/2001    15,341     14,651       16,885
12/31/2001    15,114     14,434       16,738
01/31/2002    15,263     14,576       16,847
02/28/2002    15,448     14,753       17,002
03/31/2002    15,016     14,340       16,633
04/30/2002    15,430     14,736       17,029
05/31/2002    15,536     14,837       17,131
06/30/2002    15,767     15,057       17,371
07/31/2002    16,141     15,415       17,752
08/31/2002    16,597     15,850       18,104
09/30/2002    17,032     16,265       18,528
10/31/2002    16,789     16,034       18,379
11/30/2002    16,614     15,866       18,221
12/31/2002    17,132     16,361       18,663
01/31/2003    17,093     16,324       18,616
02/28/2003    17,483     16,696       18,916
03/31/2003    17,329     16,550       18,862
04/30/2003    17,411     16,628       18,950
05/31/2003    18,063     17,250       19,442
06/30/2003    17,867     17,063       19,340
07/31/2003    16,691     15,940       18,540
08/31/2003    16,892     16,132       18,644
09/30/2003    17,597     16,800       19,186

                           AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003/8/
--------------------------------------------------------------------------------

                                                                      SINCE
                              9 MONTHS  1 YEAR  5 YEARS  10 YEARS   INCEPTION
                              --------  ------  -------  --------  ------------
CLASS A (Inception 9/16/85)

Net Asset Value/1/                2.71%   3.32%    5.06%     5.81%           --
With Maximum Sales Charge/2/     -1.90   -1.29     4.10      5.33            --

CLASS B (Inception 9/23/93)

Net Asset Value/1/                2.22    2.63     4.31      5.05            --
With CDSC/4/                     -2.77   -2.33     3.97      5.05            --

CLASS Y (Inception 3/31/94)

Net Asset Value/1/                2.91    3.53     5.42        --          6.92%

                                                                      SINCE
                                                                     CLASS Y
COMPARATIVE PERFORMANCE       9 MONTHS  1 YEAR  5 YEARS  10 YEARS  INCEPTION/7/
----------------------------  --------  ------  -------  --------  ------------
Lehman Government Bond
 Index/3/                         2.80%   3.55%    6.34%     6.73%         7.48%
Morningstar Long Government
 Fund Avg./5/                     3.10    3.29     5.57      6.96          7.96
Lipper General Government
 Funds Avg./6/                    1.53    2.23     5.13      5.66          6.38

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only. Other Classes of shares are available for which fees, expenses and performance differ.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                   PORTFOLIO MIX

                              [CHART APPEARS HERE]

     Treasuries   Mortgage-Backed   Government Agencies   Short Term & Other
     ----------   ---------------   -------------------   ------------------
        83.2%          13.2%                0.8%                 2.8%

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

                   1 year   1-5 years   5-10 years   10+ years
                   ------   ---------   ----------   ---------
                    2.0%      12.7%        17.0%       68.3%

                     Average Effective Maturity: 13.8 years

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/     Does not include a sales charge.

/2/     Includes the maximum sales charge of 4.50%.

/3/ Lehman Brothers Government Bond Index is an unmanaged index of public debt of the U.S. Treasury, government agencies, and their obligations.

/4/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares.

/5/ Morningstar Long Government Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

/6/ Lipper General Government Funds Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Lipper Inc.

/7/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class Y from 3/31/94.

/8/ Returns reflect the results of CDC Nvest Government Securities Fund, whose assets and liabilities were reorganized into the fund on September 12, 2003.

                         LOOMIS SAYLES HIGH INCOME FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

STRATEGY:

Invests primarily in lower-quality fixed-income securities

FUND INCEPTION:

February 22, 1984

MANAGERS:

Kathleen C. Gaffney
Matthew J. Eagan
Loomis, Sayles & Company, L.P.

SYMBOLS:

Class A                 NEFHX
Class B                 NEHBX
Class C                 NEHCX

NET ASSET VALUE PER SHARE:
(September 30, 2003)

Class A               $  4.65
Class B                  4.65
Class C                  4.65

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

High-yield bonds in a wide range of sectors performed well during the first nine months of 2003. Results were particularly favorable in technology and telecommunications. Strength in overseas and emerging markets also contributed to Loomis Sayles High Income Fund's results.

For the nine months ended September 30, 2003*, the total return on the fund's Class A shares at net asset value was 19.48%, including $0.25 per share in reinvested dividends. The fund's benchmark, the Lehman Brothers High Yield Composite Index, returned 21.77% for the same period, and the average return on the funds in Morningstar's High Yield Bond Fund category was 17.41%. At the end of September, the fund's 30-day SEC yield was 6.98%.

Telecom and technology were strongest sectors

As business conditions improved, expectations grew that companies would soon be upgrading and updating their equipment. The result was a vigorous rally in technology and telecommunications issues from their depressed levels of last year. Networks specialist Lucent Technologies, which also benefited from its renewed ability to access capital, was a solid performer. Even debt-ridden power companies like AES and Calpine benefited from improved fundamentals and investors' quest for yield, which intensified interest in the sector during the period. Emerging-market issues were also positive.

Emerging-market issues generally moved higher as low domestic interest rates and an improving global economy made investors more willing to accept increased risk in pursuit of higher returns. Coupled with strong economic growth, this benefited fund holdings in Philippine Long Distance Telephone. And signs that a new, reform-minded government was adopting more responsible fiscal measures contributed to higher prices for Brazil's government bonds, which accounted for 2% of the fund's total net assets at the end of September 2003.

Individual holdings hurt performance

Consumers who kept their wallets shut during most of the period depressed sales for retailer Dillard's, whose credit quality also came into question. Price competition hurt Trico Marine, which supplies marine drilling services.

Fund positioned for an improving economy

Stimulative fiscal and monetary measures that are already in place - tax cuts and low interest rates - have the potential to benefit consumers and businesses alike in the months ahead. Lower withholding rates have given individuals more spending power, and other recent tax changes provide incentives for corporate investment that may finally lead to renewed hiring. We have been increasing exposure to carefully selected bonds rated BB or lower in the belief that lower-rated companies will do well as the economy gathers momentum. We also continue to emphasize emerging-market issues and those denominated in euros, reflecting our belief that companies in Europe and elsewhere will enjoy increased export opportunities as a result of the weaker U.S. dollar.

* Effective September 12, 2003, the fund changed its fiscal year end from December 31 to September 30.

                         LOOMIS SAYLES HIGH INCOME FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles High Income Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                             GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES/9/
--------------------------------------------------------------------------------

                  SEPTEMBER 30, 1993 THROUGH SEPTEMBER 30, 2003

                              [CHART APPEARS HERE]

                                      LEHMAN
                         Maximum    HIGH YIELD
   Month     Net Asset     Sales     COMPOSITE
    End      Value/1/    Charge/2/     INDEX/3/
----------   ---------   ---------   ----------
 9/30/1993      10,000       9,550       10,000
10/31/1993      10,227       9,766       10,203
11/30/1993      10,316       9,852       10,252
12/31/1993      10,447       9,977       10,379
 1/31/1994      10,686      10,205       10,604
 2/28/1994      10,707      10,225       10,577
 3/31/1994      10,433       9,964       10,177
 4/30/1994      10,263       9,801       10,107
 5/31/1994      10,306       9,842       10,113
 6/30/1994      10,349       9,883       10,144
 7/31/1994      10,284       9,821       10,230
 8/31/1994      10,240       9,779       10,302
 9/30/1994      10,262       9,800       10,303
10/31/1994      10,246       9,785       10,327
11/30/1994      10,084       9,630       10,197
12/31/1994      10,110       9,655       10,272
 1/31/1995      10,183       9,725       10,412
 2/28/1995      10,448       9,977       10,769
 3/31/1995      10,515      10,042       10,884
 4/30/1995      10,723      10,241       11,161
 5/31/1995      10,921      10,430       11,474
 6/30/1995      10,908      10,417       11,547
 7/31/1995      11,095      10,596       11,693
 8/31/1995      11,103      10,603       11,730
 9/30/1995      11,160      10,657       11,874
10/31/1995      11,204      10,700       11,947
11/30/1995      11,225      10,720       12,052
12/31/1995      11,301      10,792       12,242
 1/31/1996      11,507      10,990       12,457
 2/29/1996      11,587      11,065       12,467
 3/31/1996      11,564      11,044       12,459
 4/30/1996      11,703      11,176       12,486
 5/31/1996      11,829      11,297       12,561
 6/30/1996      11,904      11,369       12,665
 7/31/1996      12,019      11,479       12,724
 8/31/1996      12,162      11,615       12,862
 9/30/1996      12,536      11,972       13,172
10/31/1996      12,509      11,946       13,273
11/30/1996      12,767      12,193       13,537
12/31/1996      12,982      12,398       13,632
 1/31/1997      12,992      12,407       13,756
 2/28/1997      13,447      12,842       13,986
 3/31/1997      13,269      12,672       13,784
 4/30/1997      13,343      12,743       13,919
 5/31/1997      13,787      13,166       14,227
 6/30/1997      13,876      13,251       14,425
 7/31/1997      14,254      13,613       14,821
 8/31/1997      14,345      13,699       14,787
 9/30/1997      14,773      14,108       15,080
10/31/1997      14,644      13,985       15,094
11/30/1997      14,840      14,173       15,238
12/31/1997      14,978      14,304       15,371
 1/31/1998      15,203      14,519       15,648
 2/28/1998      15,182      14,499       15,740
 3/31/1998      15,339      14,649       15,887
 4/30/1998      15,422      14,728       15,950
 5/31/1998      15,397      14,704       16,006
 6/30/1998      15,450      14,755       16,063
 7/31/1998      15,427      14,733       16,155
 8/31/1998      14,356      13,710       15,263
 9/30/1998      14,221      13,581       15,332
10/31/1998      13,922      13,296       15,018
11/30/1998      14,923      14,251       15,641
12/31/1998      14,724      14,061       15,658
 1/31/1999      15,055      14,378       15,891
 2/28/1999      15,150      14,469       15,797
 3/31/1999      15,395      14,702       15,948
 4/30/1999      15,727      15,019       16,257
 5/31/1999      15,341      14,651       16,037
 6/30/1999      15,298      14,609       16,003
 7/31/1999      15,237      14,551       16,067
 8/31/1999      14,999      14,324       15,890
 9/30/1999      14,902      14,231       15,775
10/31/1999      15,036      14,359       15,670
11/30/1999      15,135      14,454       15,853
12/31/1999      15,313      14,623       16,033
 1/31/2000      15,143      14,462       15,964
 2/29/2000      15,212      14,527       15,995
 3/31/2000      14,752      14,088       15,658
 4/30/2000      14,743      14,079       15,683
 5/31/2000      14,332      13,687       15,523
 6/30/2000      14,766      14,102       15,839
 7/31/2000      14,854      14,185       15,960
 8/31/2000      14,795      14,129       16,069
 9/30/2000      14,489      13,837       15,928
10/31/2000      13,766      13,147       15,418
11/30/2000      12,622      12,054       14,808
12/31/2000      12,849      12,271       15,094
 1/31/2001      14,341      13,696       16,224
 2/28/2001      14,269      13,627       16,440
 3/31/2001      13,540      12,931       16,053
 4/30/2001      13,124      12,533       15,853
 5/31/2001      13,159      12,566       16,139
 6/30/2001      12,404      11,846       15,686
 7/31/2001      12,648      12,079       15,917
 8/31/2001      12,551      11,986       16,105
 9/30/2001      11,409      10,896       15,022
10/31/2001      11,283      10,775       15,394
11/30/2001      11,649      11,125       15,955
12/31/2001      11,481      10,964       15,890
 1/31/2002      11,552      11,032       16,001
 2/28/2002      11,200      10,696       15,778
 3/31/2002      11,502      10,984       16,157
 4/30/2002      11,408      10,894       16,416
 5/31/2002      11,241      10,735       16,325
 6/30/2002      10,437       9,968       15,121
 7/31/2002       9,734       9,296       14,460
 8/31/2002      10,075       9,622       14,873
 9/30/2002       9,701       9,264       14,678
10/31/2002       9,696       9,260       14,549
11/30/2002      10,341       9,876       15,451
12/31/2002      10,463       9,993       15,667
 1/31/2003      10,686      10,205       16,188
 2/28/2003      10,835      10,347       16,388
 3/31/2003      11,114      10,614       16,859
 4/30/2003      11,757      11,228       17,860
 5/31/2003      11,962      11,424       18,044
 6/30/2003      12,220      11,670       18,563
 7/31/2003      11,978      11,439       18,359
 8/31/2003      12,105      11,560       18,570
 9/30/2003      12,500      11,942       19,078

                           AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003/9/
--------------------------------------------------------------------------------

                                                                         SINCE
                              9 MONTHS  1 YEAR  5 YEARS  10 YEARS/7/  INCEPTION/7/
                              --------  ------  -------  -----------  ------------
CLASS A (Inception 2/22/84)

Net Asset Value/1/               19.48%  28.88%   -2.55%        2.26%           --
With Maximum Sales Charge/2/     14.22   23.19    -3.45         1.79            --

CLASS B (Inception 9/20/93)

Net Asset Value/1/               18.82   27.96    -3.27         1.52            --
With CDSC/4/                     13.82   22.96    -3.52         1.52            --

CLASS C (Inception 3/2/98)

Net Asset Value/1/               18.82   27.93    -3.27           --         -4.18%
With Maximum Sales Charge
 and CDSC/4/                     16.68   25.64    -3.47           --         -4.35

                                                                         SINCE
                                                                        CLASS C
COMPARATIVE PERFORMANCE       9 MONTHS  1 YEAR  5 YEARS     10 YEARS   INCEPTION/8/
---------------------------   --------  ------  -------     --------  ------------
Lehman High Yield Composite
 Index/3/                        21.77%  29.98%    4.47%        6.67%         3.38%
Morningstar High Yield Bond
 Fund Average/5/                 17.41   24.63     2.81         4.86          1.07
Lipper High Current Yield
 Funds Average/6/                17.62   24.96     2.83         4.78          1.05

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Other Classes of shares are available for which fees, expenses and performance differ.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  CREDIT QUALITY

                              [CHART APPEARS HERE]

                      B       Ba      Baa     Caa and lower
                    ----     ----     ---     -------------
                    34.9%    40.9%    3.3%        20.9%

Credit quality is based on bond ratings from Moody's Investors Service

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

               1 year     1-5 years     5-10 years     10+ years
               ------     ---------     ----------     ---------
                5.1%        28.9%          35.9%         30.1%

                      Average Effective Maturity: 9.6 years

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/     Does not include a sales charge.

/2/     Includes the maximum sales charge of 4.50%.

/3/ Lehman Brothers High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.

/4/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.

/5/ Morningstar High Yield Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

/6/ Lipper High Current Yield Funds Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Lipper Inc.

/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.

/8/ The since-inception comparative performance figures shown for Class C shares are calculated from 3/31/98.

/9/ Returns reflect results of CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the fund on September 12, 2003.

                 LOOMIS SAYLES LIMITED TERM U.S. GOVERNMENT FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:

Seeks a high current return consistent with preservation of capital

STRATEGY:

Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

FUND INCEPTION:

January 3, 1989

MANAGERS:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

SYMBOLS:

Class A                 NEFLX
Class B                 NELBX
Class C                 NECLX
Class Y                 NELYX

NET ASSET VALUE PER SHARE:
(September 30, 2003)

Class A               $ 11.51
Class B                 11.49
Class C                 11.50
Class Y                 11.55

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

The nine months ended September 30, 2003* have been a study in contrasts, as interest rates first fell, sending bond prices up, and then rose, triggering a price decline. Loomis Sayles Limited Term U.S. Government Fund began the period in a defensive posture, which limited its participation in the price rally early in the year.

Based on the net asset value of Class A shares, the fund's total return was 1.23% for the nine-month period, including $0.36 in reinvested dividends. The fund's benchmark, Lehman Brothers Intermediate Government Bond Index, ended the period with a return of 2.49%, while the average return on the funds in Morningstar's Short Government category was 1.31%. The fund's emphasis in mortgage-backed securities caused it to lag its benchmark because the yield-advantage of mortgages was offset by their poor price performance during the period.

As of September 30, 2003, the fund's 30-day SEC yield on Class A shares was
1.81%.

Interest rates reversed course on prospects for improving economy

Early in 2003, interest rates reached 45-year lows, as the sluggish economy and prospects for war in the Middle East caused the Federal Reserve Board to remain stimulative. As the year unfolded, economic news began to improve and interest rates rose, sending bond prices down, although the effects were most noticeable on the longer end of the maturity spectrum. As prospects for continued improvement made investors more confident for the future, they became increasingly willing to leave the perceived "safe harbor" of U.S. government securities, seeking higher yields. Their focus shifted to longer-term bonds and the corporate market.

In addition, as signs of economic strength emerged, many homeowners rushed to refinance mortgages in anticipation of higher rates to come. The fund's relatively short maturity structure helped it avoid most of the downward pressure on prices of longer bonds later in the period, but our overall emphasis on mortgage-backed securities held the fund back. These include FNMAs (Federal National Mortgage Association, "Fannie Maes") and GNMAs (Government National Mortgage Association, "Ginnie Maes"). FNMAs, which accounted for a substantial portion of the fund's assets during the period, offer higher yields than Treasury Securities but involve greater risk because they are not issued or guaranteed by the U.S. government. We began to trim the fund's holdings in these securities as they weakened in the third quarter, although we continue to overweight mortgages because of their potential for higher returns over the long term.

Outlook is for gradually rising interest rates into 2004

If investors become concerned that the Fed will tighten monetary policy again, we believe yields are likely to edge upward as 2004 approaches. The Treasury's need to finance an increasingly large debt might also keep upward pressure on interest rates.

In this environment, we believe income will continue to be the key to performance, even as bond prices gradually decline. Accordingly, we continue to emphasize the mortgage sector because of its substantial yield advantage versus Treasury securities. Treasuries remain our least favorite sector of the bond market, given their low yields and limited opportunity for price gains.

* Effective September 12, 2003, the fund changed its fiscal year end from December 31 to September 30.

                 LOOMIS SAYLES LIMITED TERM U.S. GOVERNMENT FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles Limited Term U.S. Government Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                  SEPTEMBER 30, 1993 THROUGH SEPTEMBER 30, 2003

                              [CHART APPEARS HERE]

                                       LEHMAN
                         Maximum    INTERMEDIATE
   Month    Net Asset     Sales      GOV'T BOND
    End     Value/1/    Charge/2/     INDEX/3/
----------  ---------   ---------   ------------
 9/30/1993     10,000       9,700         10,000
10/31/1993     10,022       9,721         10,024
11/30/1993      9,967       9,668          9,974
12/31/1993      9,982       9,683         10,015
 1/31/1994     10,070       9,768         10,114
 2/28/1994      9,958       9,659          9,975
 3/31/1994      9,821       9,526          9,830
 4/30/1994      9,764       9,471          9,766
 5/31/1994      9,764       9,471          9,773
 6/30/1994      9,756       9,463          9,775
 7/31/1994      9,838       9,543          9,904
 8/31/1994      9,863       9,567          9,932
 9/30/1994      9,788       9,494          9,850
10/31/1994      9,788       9,494          9,852
11/30/1994      9,754       9,462          9,809
12/31/1994      9,761       9,468          9,841
 1/31/1995      9,891       9,595         10,001
 2/28/1995     10,032       9,731         10,193
 3/31/1995     10,060       9,758         10,250
 4/30/1995     10,159       9,854         10,368
 5/31/1995     10,443      10,130         10,661
 6/30/1995     10,489      10,174         10,729
 7/31/1995     10,483      10,169         10,734
 8/31/1995     10,575      10,258         10,822
 9/30/1995     10,641      10,322         10,895
10/31/1995     10,788      10,464         11,014
11/30/1995     10,918      10,590         11,149
12/31/1995     11,032      10,701         11,259
 1/31/1996     11,092      10,760         11,354
 2/29/1996     10,960      10,631         11,234
 3/31/1996     10,890      10,564         11,182
 4/30/1996     10,862      10,537         11,150
 5/31/1996     10,825      10,500         11,144
 6/30/1996     10,910      10,583         11,257
 7/31/1996     10,933      10,605         11,292
 8/31/1996     10,929      10,601         11,305
 9/30/1996     11,067      10,735         11,451
10/31/1996     11,245      10,908         11,639
11/30/1996     11,386      11,044         11,779
12/31/1996     11,294      10,955         11,716
 1/31/1997     11,342      11,002         11,761
 2/28/1997     11,357      11,016         11,780
 3/31/1997     11,297      10,958         11,713
 4/30/1997     11,397      11,055         11,845
 5/31/1997     11,467      11,123         11,937
 6/30/1997     11,577      11,230         12,040
 7/31/1997     11,768      11,415         12,262
 8/31/1997     11,748      11,396         12,215
 9/30/1997     11,870      11,514         12,347
10/31/1997     12,004      11,643         12,491
11/30/1997     12,024      11,663         12,519
12/31/1997     12,115      11,752         12,621
 1/31/1998     12,291      11,922         12,785
 2/28/1998     12,263      11,895         12,772
 3/31/1998     12,242      11,875         12,812
 4/30/1998     12,290      11,921         12,873
 5/31/1998     12,369      11,998         12,961
 6/30/1998     12,460      12,086         13,048
 7/31/1998     12,476      12,102         13,099
 8/31/1998     12,675      12,295         13,346
 9/30/1998     13,037      12,646         13,658
10/31/1998     12,911      12,524         13,680
11/30/1998     12,872      12,486         13,639
12/31/1998     12,898      12,511         13,692
 1/31/1999     12,967      12,578         13,753
 2/28/1999     12,819      12,434         13,564
 3/31/1999     12,879      12,492         13,654
 4/30/1999     12,916      12,529         13,691
 5/31/1999     12,820      12,435         13,607
 6/30/1999     12,737      12,354         13,627
 7/31/1999     12,675      12,295         13,629
 8/31/1999     12,671      12,291         13,648
 9/30/1999     12,815      12,431         13,765
10/31/1999     12,839      12,454         13,792
11/30/1999     12,852      12,466         13,802
12/31/1999     12,811      12,427         13,758
 1/31/2000     12,756      12,374         13,712
 2/29/2000     12,869      12,483         13,826
 3/31/2000     13,028      12,638         13,983
 4/30/2000     12,987      12,597         13,978
 5/31/2000     12,993      12,603         14,015
 6/30/2000     13,178      12,783         14,238
 7/31/2000     13,244      12,847         14,332
 8/31/2000     13,383      12,982         14,493
 9/30/2000     13,487      13,082         14,620
10/31/2000     13,535      13,129         14,720
11/30/2000     13,719      13,308         14,936
12/31/2000     13,880      13,463         15,199
 1/31/2001     14,056      13,634         15,402
 2/28/2001     14,161      13,736         15,543
 3/31/2001     14,250      13,823         15,656
 4/30/2001     14,222      13,795         15,606
 5/31/2001     14,293      13,864         15,671
 6/30/2001     14,303      13,874         15,721
 7/31/2001     14,570      14,133         16,014
 8/31/2001     14,666      14,226         16,156
 9/30/2001     14,896      14,449         16,501
10/31/2001     15,119      14,666         16,759
11/30/2001     14,923      14,475         16,559
12/31/2001     14,832      14,387         16,479
 1/31/2002     14,911      14,464         16,550
 2/28/2002     15,060      14,608         16,687
 3/31/2002     14,843      14,398         16,435
 4/30/2002     15,115      14,661         16,743
 5/31/2002     15,217      14,760         16,859
 6/30/2002     15,370      14,909         17,070
 7/31/2002     15,590      15,123         17,392
 8/31/2002     15,744      15,271         17,591
 9/30/2002     15,886      15,409         17,893
10/31/2002     15,920      15,442         17,881
11/30/2002     15,847      15,371         17,739
12/31/2002     16,044      15,563         18,067
 1/31/2003     16,036      15,555         18,027
 2/28/2003     16,175      15,690         18,231
 3/31/2003     16,165      15,680         18,234
 4/30/2003     16,192      15,707         18,286
 5/31/2003     16,291      15,803         18,573
 6/30/2003     16,262      15,774         18,542
 7/31/2003     15,924      15,446         18,092
 8/31/2003     15,977      15,497         18,125
 9/30/2003     16,241      15,758         18,518

                           AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003/8/
--------------------------------------------------------------------------------

                                                                      SINCE
                              9 MONTHS  1 YEAR  5 YEARS  10 YEARS   INCEPTION
                              --------  ------  -------  --------  ------------
CLASS A (Inception 1/3/89)

Net Asset Value/1/                1.23%   2.25%    4.49%     4.97%           --
With Maximum Sales Charge/2/     -1.78   -0.79     3.86      4.65            --

CLASS B (Inception 9/27/93)

Net Asset Value/1/                0.74    1.59     3.82      4.27            --
With CDSC/4/                     -4.16   -3.31     3.49      4.27            --

CLASS C (Inception 12/30/94)

Net Asset Value/1/                0.74    1.58     3.82        --          5.20%
With Maximum Sales Charge
 and CDSC/4/                     -1.25   -0.41     3.61        --          5.08

CLASS Y (Inception 3/31/94)

Net Asset Value/1/                1.49    2.58     4.93        --          5.85

                                                                      SINCE         SINCE
                                                                     CLASS C       CLASS Y
COMPARATIVE PERFORMANCE       9 MONTHS  1 YEAR  5 YEARS  10 YEARS  INCEPTION/7/  INCEPTION/7/
-------------------------     --------  ------  -------  --------  ------------  ------------
Lehman Int. Gov't. Bond
 Index/3/                         2.49    3.49%    6.28%     6.36%         7.49%         6.89%
Morningstar Short Gov't.
 Fund Avg./5/                     1.31    2.17     5.03      5.25          6.11          5.64
Lipper Short Int.
 U.S.Gov't. Funds Avg./6/         1.58    2.51     5.30      5.52          6.47          5.92

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only. Other Classes of shares are available for which fees, expenses and performance differ.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                   PORTFOLIO MIX

                              [CHART APPEARS HERE]

Mortgage-backed     Treasuries     Government Agencies     Supranational     Asset Back Securities     Short Term and Other
---------------     ----------     -------------------     -------------     ---------------------     --------------------
     64.8%             16.0%              13.0%                 3.1%                 2.5%                      0.6%

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

                 1 year    1-5 years    5-10 years    10+ years
                 ------    ---------    ----------    ---------
                  7.0%       30.7%         9.7%         52.6%

                     Average Effective Maturity: 12.5 years

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/     Does not include a sales charge.

/2/     Includes the maximum sales charge of 3.00%.

/3/ Lehman Brothers Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies with maturities between one and ten years.

/4/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.

/5/ Morningstar Short Government Fund Average is the average performance without sales charge of funds with similar investment objectives as calculated by Morningstar, Inc.

/6/ Lipper Short Intermediate U.S. Government Funds Average is the average performance without sales charge of funds with similar investment objectives as calculated by Lipper Inc.

/7/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class C from 12/31/94; Class Y from 3/31/94.

/8/ Returns reflect results of CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the fund on September 12, 2003.

                       LOOMIS SAYLES STRATEGIC INCOME FUND

                                                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

OBJECTIVE:

Seeks high current income, with a secondary objective of capital growth

STRATEGY:

Invests primarily in income-producing securities in the U.S. and around the world

FUND INCEPTION:

May 1, 1995

MANAGERS:

Daniel J. Fuss
Kathleen C. Gaffney
Loomis, Sayles & Company, L.P.

SYMBOLS:

Class A                 NEFZX
Class B                 NEZBX
Class C                 NECZX
Class Y                 NEZYX

NET ASSET VALUE PER SHARE:
(September 30, 2003)

Class A               $ 12.57
Class B                 12.59
Class C                 12.58
Class Y                 12.58

                                                           MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

High-yielding corporate bonds helped Loomis Sayles Strategic Income Fund provide a total return of 23.70% for the nine months ended September 30, 2003*, based on the net asset value of Class A shares and $0.65 in reinvested dividends. By contrast, the total return on the fund's benchmark, Lehman Brothers Aggregate Bond Index, was 3.78% for the period. The benchmark does not have the investment flexibility this fund has in pursuit of superior returns. The fund's emphasis on high-yield and emerging market issues, while adding to risks, also enabled it to provide substantially better results than the funds in Morningstar's Multi-Sector Bond Fund category, which averaged 11.07% for the period. The fund's 30-day SEC yield at the end of September was 5.60%.

Corporate bonds and convertible securities led performance

Prices of corporate bonds across all rating categories rose, led by high-yield issues. With the economy apparently gaining momentum, default rates down sharply and low yields from higher-quality bonds, investors directed large cash into lower-rated issues, driving prices higher. Holdings among convertible securities
- issues that may be converted into a company's common stock under specified conditions - also rose broadly, as economic optimism caused stock prices to rally as well.

Foreign government bonds and currency fluctuations also contributed

Improving international economic conditions and the weak U.S. dollar helped boost the value of fund holdings in Norway, Canada and South Africa. Sovereign credits (bonds issued by foreign governments) also rose, led by emerging markets in South America. Brazil, one of the portfolio's largest sovereign commitments, provided excellent results. A new government in Brazil has implemented more responsible fiscal policies and made progress in combating high inflation.

Telecom and technology rebounded

Telecommunications companies rebounded from the depressed levels reached in 2002. As is often the case coming out of a recession, lower-rated issues were the best performers. COLT Telecom, a leading European provider, benefited from improved business conditions. In the United States, Qwest's sale of its Yellow Pages business and other assets eased concerns over its financial stability. Earnings among technology companies beat analysts' expectations and many of them recorded revenue growth - a trend not seen for some time.

In a positive overall environment, negatives were limited to specific issues

A few issues in the portfolio did not keep pace because of company-specific issues. For example, the fund's weaker holdings included independent power generator Calpine, as volatile gas prices and the company's efforts to execute its financial plan held the company back. Price competition hurt Trico Marine, which provides offshore services for oil and gas drillers. However, the liquidity in the market supported many distressed issues, and the overall tone was positive during the period.

Strategy reflects positive expectations

We believe the U.S. economy will continue to expand. Therefore, we will maintain the fund's strong emphasis on high-yield bonds and convertible issues. We also expect the U.S. dollar to remain weak versus other major currencies, so we will continue our strategy of international diversification in an effort to increase the fund's total return.

* Effective September 12, 2003, the fund changed its fiscal year end from December 31 to September 30.

                       LOOMIS SAYLES STRATEGIC INCOME FUND

                                   INVESTMENT RESULTS THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Loomis Sayles Strategic Income Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. Securities indexes measure the performance of a theoretical portfolio. Unlike a fund, indexes are unmanaged and do not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                     MAY 1, 1995 THROUGH SEPTEMBER 30, 2003

                              [CHART APPEARS HERE]

                                      LEHMAN     LEHMAN
                         Maximum    AGGREGATE   UNIVERSAL
  Month     Net Asset     Sales       BOND        BOND
   End      Value/1/    Charge/2/    INDEX/3/    INDEX/4/
----------  ---------   ---------   ---------   ---------
05/01/1995     10,000       9,550      10,000      10,000
05/31/1995     10,014       9,563      10,000      10,000
06/30/1995     10,017       9,566      10,073      10,073
07/31/1995     10,096       9,642      10,051      10,058
08/31/1995     10,192       9,733      10,172      10,176
09/30/1995     10,410       9,942      10,271      10,280
10/31/1995     10,355       9,889      10,405      10,407
11/30/1995     10,647      10,168      10,561      10,564
12/31/1995     11,038      10,541      10,709      10,724
01/31/1996     11,302      10,793      10,780      10,817
02/29/1996     10,995      10,500      10,593      10,630
03/31/1996     11,073      10,575      10,519      10,564
04/30/1996     11,057      10,559      10,460      10,521
05/31/1996     11,232      10,727      10,438      10,506
06/30/1996     11,383      10,871      10,579      10,647
07/31/1996     11,360      10,849      10,608      10,677
08/31/1996     11,569      11,048      10,590      10,674
09/30/1996     11,974      11,435      10,774      10,869
10/31/1996     12,316      11,761      11,013      11,095
11/30/1996     12,816      12,239      11,202      11,292
12/31/1996     12,638      12,069      11,098      11,201
01/31/1997     12,674      12,104      11,132      11,249
02/28/1997     12,875      12,295      11,159      11,289
03/31/1997     12,735      12,162      11,036      11,157
04/30/1997     12,816      12,239      11,201      11,326
05/31/1997     13,091      12,502      11,307      11,446
06/30/1997     13,388      12,785      11,441      11,585
07/31/1997     13,990      13,361      11,749      11,902
08/31/1997     13,629      13,016      11,649      11,804
09/30/1997     14,110      13,475      11,821      11,986
10/31/1997     13,814      13,193      11,992      12,100
11/30/1997     13,889      13,264      12,048      12,166
12/31/1997     13,818      13,196      12,169      12,296
01/31/1998     14,043      13,411      12,325      12,450
02/28/1998     14,300      13,657      12,316      12,460
03/31/1998     14,607      13,949      12,358      12,517
04/30/1998     14,611      13,953      12,423      12,581
05/31/1998     14,372      13,726      12,541      12,672
06/30/1998     14,143      13,507      12,647      12,755
07/31/1998     13,966      13,338      12,674      12,786
08/31/1998     12,252      11,700      12,880      12,785
09/30/1998     12,648      12,079      13,182      13,088
10/31/1998     12,785      12,209      13,112      13,034
11/30/1998     13,642      13,028      13,186      13,164
12/31/1998     13,579      12,968      13,226      13,194
01/31/1999     13,814      13,192      13,320      13,282
02/28/1999     13,617      13,004      13,088      13,071
03/31/1999     14,336      13,691      13,160      13,171
04/30/1999     15,255      14,569      13,202      13,249
05/31/1999     14,782      14,117      13,086      13,115
06/30/1999     14,825      14,158      13,045      13,092
07/31/1999     14,532      13,879      12,989      13,039
08/31/1999     14,351      13,705      12,983      13,024
09/30/1999     14,443      13,793      13,133      13,165
10/31/1999     14,564      13,909      13,182      13,220
11/30/1999     14,828      14,160      13,181      13,242
12/31/1999     15,231      14,546      13,117      13,216
01/31/2000     15,090      14,411      13,074      13,172
02/29/2000     15,684      14,978      13,232      13,339
03/31/2000     15,843      15,130      13,407      13,495
04/30/2000     15,390      14,697      13,368      13,452
05/31/2000     14,893      14,223      13,362      13,428
06/30/2000     15,461      14,765      13,640      13,717
07/31/2000     15,597      14,895      13,764      13,850
08/31/2000     15,940      15,223      13,964      14,052
09/30/2000     15,519      14,820      14,051      14,123
10/31/2000     14,887      14,217      14,144      14,180
11/30/2000     14,810      14,143      14,376      14,371
12/31/2000     15,335      14,645      14,642      14,646
01/31/2001     15,822      15,110      14,882      14,933
02/28/2001     15,798      15,087      15,011      15,058
03/31/2001     15,201      14,517      15,087      15,109
04/30/2001     14,953      14,280      15,024      15,042
05/31/2001     15,288      14,600      15,115      15,150
06/30/2001     15,246      14,560      15,172      15,193
07/31/2001     15,258      14,571      15,511      15,492
08/31/2001     15,595      14,893      15,689      15,685
09/30/2001     14,821      14,154      15,872      15,798
10/31/2001     15,170      14,487      16,204      16,116
11/30/2001     15,385      14,693      15,980      15,927
12/31/2001     15,314      14,625      15,879      15,832
01/31/2002     15,488      14,791      16,007      15,965
02/28/2002     15,674      14,968      16,162      16,114
03/31/2002     15,854      15,141      15,894      15,881
04/30/2002     16,237      15,507      16,202      16,184
05/31/2002     16,581      15,835      16,339      16,306
06/30/2002     16,317      15,583      16,481      16,365
07/31/2002     15,931      15,214      16,680      16,504
08/31/2002     16,376      15,639      16,961      16,808
09/30/2002     16,155      15,428      17,236      17,049
10/31/2002     16,476      15,735      17,157      16,990
11/30/2002     17,093      16,324      17,153      17,036
12/31/2002     17,683      16,888      17,507      17,389
01/31/2003     18,181      17,362      17,522      17,436
02/28/2003     18,672      17,832      17,765      17,684
03/31/2003     18,852      18,004      17,751      17,701
04/30/2003     19,934      19,037      17,897      17,910
05/31/2003     20,931      19,989      18,231      18,252
06/30/2003     21,196      20,242      18,195      18,248
07/31/2003     20,618      19,690      17,583      17,661
08/31/2003     20,855      19,916      17,700      17,787
09/30/2003     21,874      20,890      18,168      18,262

                          AVERAGE ANNUAL TOTAL RETURNS -- SEPTEMBER 30, 2003/10/
--------------------------------------------------------------------------------

                                                                 SINCE
                              9 MONTHS  1 YEAR/8/  5 YEARS/8/  INCEPTION/8/
                              --------  ---------  ----------  ------------
CLASS A (Inception 5/1/95)

Net Asset Value/1/               23.70%     35.41%      11.58%         9.74%
With Maximum Sales Charge/2/     18.08      29.29       10.56          9.14

CLASS B (Inception 5/1/95)

Net Asset Value/1/               23.01      34.47       10.75          8.91
With CDSC/5/                     18.01      29.47       10.48          8.91

CLASS C (Inception 5/1/95)

Net Asset Value/1/               23.04      34.51       10.76          8.89
With Maximum Sales Charge
 and CDSC/5/                     20.79      32.17       10.53          8.75

CLASS Y (Inception 12/1/99)

Net Asset Value/1/               23.98      35.92          --         11.05

                                                                  SINCE
                                                                 CLASS A,       SINCE
                                                                 B AND C       CLASS Y
COMPARATIVE PERFORMANCE       9 MONTHS   1 YEAR     5 YEARS    INCEPTION/9/  INCEPTION/9/
--------------------------    --------   -------    -------    ------------  ------------
Lehman Aggregate Bond
 Index/3/                         3.78%      5.41%     6.63%         7.43%         9.08%
Lehman Universal Bond
 Index/4/                         5.02       7.12      6.89          7.49          9.01
Morningstar Multi-Sector
 Bond Fund Avg./6/               11.07      16.27      5.83          6.57          6.20
Lipper Multi-Sector Income
 Funds Avg./7/                   11.87      17.36      5.55          6.55          6.21

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only. Other Classes of shares are available for which fees, expenses and performance differ.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              PORTFOLIO AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  CREDIT QUALITY

                              [CHART APPEARS HERE]

          A     Aa    Aaa     B     Ba     Baa   Ca and Caa   Not Rated
         ---   ---   ----   ----   ----   ----   ----------   ---------
         1.9%  6.9%  15.7%  24.3%  12.9%  10.8%     11.4%       16.1%

Credit quality is based on bond ratings from Moody's Investors Service

                                                              EFFECTIVE MATURITY

                              [CHART APPEARS HERE]

                   1 year   1-5 years   5-10 years   10+ years
                   ------   ---------   ----------   ---------
                    7.0%      30.7%        9.7%        52.6%

                     Average Effective Maturity: 12.5 years

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/     Does not include a sales charge.

/2/     Includes the maximum sales charge of 4.50%.

/3/ Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.

/4/ Lehman Brothers Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Indexes.

/5/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.

/6/ Morningstar Multi-Sector Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

/7/ Lipper Multi-Sector Income Funds Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Lipper Inc.

/8/ The adviser waived certain fees and expenses of each class of share except Class Y during the periods indicated, without which performance would have been lower.

/9/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class A, B and C from 5/31/95; Class Y from 12/31/99.

/10/ Returns reflect results of CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the fund on September 12, 2003.

                                   FUND RISKS

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

Any mutual fund investment involves risk. The following notes describe some of the risks of the CDC Nvest Funds discussed in this report. These risks may affect the value of your investment. See the funds' prospectus for details.

THE FUNDS

Loomis Sayles Core Plus Bond Fund invests primarily in quality U.S. corporate and government bonds. Other securities that may be in the portfolio from time to time include foreign and emerging market securities and mortgage-related securities.

Loomis Sayles Government Securities Fund invests primarily in U.S. government securities. It may also invest a portion of assets in mortgage-related securities.

Loomis Sayles High Income Fund invests primarily in lower-quality bonds. It may also invest a portion of assets in foreign and emerging-market securities or U.S. government securities.

Loomis Sayles Limited Term U.S. Government Fund invests primarily in securities issued or guaranteed by the U.S. government, it's agencies or instrumentalities. It may also invest a portion of assets in foreign bonds and mortgage-related securities.

Loomis Sayles Strategic Income Fund may invest in a wide variety of securities, with a focus on U.S. and foreign corporate bonds and convertible securities. The fund may also invest in emerging-market securities and lower-quality bonds.

THE RISKS

Lower-quality bonds offer higher yields than high-quality bonds in return for more risks. These risks include a greater risk of default than higher-quality issues and greater risk of loss of principal.

Mortgage securities are subject to prepayment risks; when mortgages underlying the security are prepaid or refinanced, the fund's income stream may change.

U.S. government and Treasury securities are guaranteed if held to maturity, but mutual funds that invest in these securities are not guaranteed. The value of fund shares will fluctuate and you may have a gain or a loss when you sell your shares.

U.S. government agency securities issued by Fannie Mae or Freddie Mac are not guaranteed by the U.S. government.

Corporate bonds are backed by the financial strength of the issuing company. Economic conditions and other factors may affect the company's credit quality and ability to meet its debt obligations.

Foreign and emerging-market securities have special risks, including risks resulting from political unrest, currency fluctuations and different regulatory requirements or accounting standards. Emerging markets may be more subject to these risks than developed markets.

Changes in interest rates can affect the value of fund shares. The value of fixed-income securities generally goes down when interest rates rise and goes up when rates decline.

             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

          LOOMIS SAYLES CORE PLUS BOND FUND -- SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

BONDS AND NOTES -- 95.4% OF TOTAL NET ASSETS
                AEROSPACE & DEFENSE -- 1.5%
$   1,400,000   Northrop Grumman Corp.
                7.125%, 2/15/2011 .............................   $   1,636,604
    2,905,000   Raytheon Co.
                6.150%, 11/01/2008 ............................       3,223,940
                                                                  -------------
                                                                      4,860,544
                                                                  -------------
                ASSET BACKED SECURITIES -- 2.4%
    2,000,000   American Express Credit Account Master Trust
                1.690%, 1/15/2009 .............................       1,972,631
    3,675,000   Citibank Credit Card Issuance Trust
                2.700%, 1/15/2008 .............................       3,732,217
    1,696,458   Connecticut RRB Special Purpose Trust
                5.360%, 3/30/2007 .............................       1,754,394
      298,308   GMAC Mortgage Corp. Loan Trust
                5.290%, 6/25/2027 .............................         298,107
                                                                  -------------
                                                                      7,757,349
                                                                  -------------
                AUTOMOTIVE -- 1.9%
    1,785,000   Ford Motor Co.
                7.450%, 7/16/2031 .............................       1,646,191
    4,325,000   General Motors Corp.
                8.375%, 7/15/2033 .............................       4,522,211
                                                                  -------------
                                                                      6,168,402
                                                                  -------------
                BANKING -- 3.2%
    2,035,000   Bank of America Corp.
                5.875%, 2/15/2009 .............................       2,264,973
    2,975,000   J.P. Morgan Chase & Co.
                5.750%, 1/02/2013 (c) .........................       3,177,452
    2,200,000   State Street Institutional Capital A, 144A
                7.940%, 12/30/2026 ............................       2,565,939
    2,125,000   Wells Fargo & Co.
                3.500%, 4/04/2008 .............................       2,157,088
                                                                  -------------
                                                                     10,165,452
                                                                  -------------
                BROKERAGE -- 2.4%
    2,115,000   Goldman Sachs Group, Inc.
                6.600%, 1/15/2012 .............................       2,393,761
      850,000   Goldman Sachs Group, Inc.
                7.350%, 10/01/2009 ............................       1,000,863
    3,815,000   Lehman Brothers Holdings, Inc.
                7.000%, 2/01/2008 .............................       4,360,690
                                                                  -------------
                                                                      7,755,314
                                                                  -------------
                BUILDING MATERIALS -- 0.3%
      695,000   American Standard Cos., Inc.
                7.375%, 4/15/2005 .............................         734,963
      100,000   American Standard Cos., Inc.
                7.375%, 2/01/2008 .............................         109,250
                                                                  -------------
                                                                        844,213
                                                                  -------------
                CHEMICALS -- 1.2%
    2,300,000   Dow Chemical Co. (The)
                5.750%, 11/15/2009 (c) ........................       2,461,545
    1,455,000   IMC Global, Inc.
                10.875%, 6/01/2008 ............................       1,513,200
                                                                  -------------
                                                                      3,974,745
                                                                  -------------
                CONSTRUCTION MACHINERY -- 0.5%
    1,600,000   Case New Holland, Inc., 144A
                9.250%, 8/01/2011 .............................       1,720,000
                                                                  -------------
                ELECTRIC -- 2.5%
    1,739,000   BVPS II Funding Corp.
                8.680%, 6/01/2017 .............................       2,003,311
      450,000   IPALCO Enterprises, Inc.
                0/8.375%, 11/14/2008 (d) ......................         488,250
    2,500,000   NiSource Finance Corp.
                7.875%, 11/15/2010 ............................       2,980,483
    1,450,000   Southern California Edison Co.
                7.625%, 1/15/2010 .............................       1,555,125
      830,000   Transelec SA
                7.875%, 4/15/2011 .............................         954,639
                                                                  -------------
                                                                      7,981,808
                                                                  -------------
                ELECTRONICS -- 0.1%
      300,000   Avnet, Inc.
                8.000%, 11/15/2006 ............................         312,000
                                                                  -------------
                ENVIRONMENTAL -- 0.5%
    1,465,000   Allied Waste North America, Inc.
                8.500%, 12/01/2008 ............................       1,582,200
                                                                  -------------
                FINANCIAL SERVICES -- 0.7%
    2,125,000   Citigroup, Inc.
                5.000%, 3/06/2007 .............................       2,289,945
                                                                  -------------
                FOOD AND BEVERAGE -- 1.3%
      788,000   Dean Foods Co.
                6.900%, 10/15/2017 ............................         784,060
    1,072,000   Dean Foods Co.
                8.150%, 8/01/2007 .............................       1,164,460
      290,000   Smithfield Foods, Inc.
                8.000%, 10/15/2009 ............................         316,100
    1,655,000   Smithfield Foods, Inc., 144A
                7.750%, 5/15/2013 .............................       1,774,988
                                                                  -------------
                                                                      4,039,608
                                                                  -------------
                FOREIGN GOVERNMENTS -- 1.8%
    4,785,000   Canadian Government
                5.500%, 6/01/2010 (CAD) .......................       3,807,946
    2,375,000   Canadian Government
                5.750%, 9/01/2006 (CAD) .......................       1,879,776
                                                                  -------------
                                                                      5,687,722
                                                                  -------------
                GOVERNMENT AGENCIES -- 5.5%
   10,150,000   Federal Home Loan Mortgage Corp.
                3.875%, 2/15/2005 .............................      10,499,698
    6,500,000   Federal National Mortgage Association
                5.250%, 1/15/2009 .............................       7,115,128
                                                                  -------------
                                                                     17,614,826
                                                                  -------------
                HEALTHCARE -- 1.0%
    3,050,000   HCA, Inc.
                6.950%, 5/01/2012 .............................       3,235,586
                                                                  -------------
                INDUSTRIAL - OTHER -- 1.0%
    2,865,000   Aramark Services, Inc.
                7.000%, 7/15/2006 .............................       3,160,986
                                                                  -------------
                INFORMATION/DATA TECHNOLOGY -- 0.5%
    1,700,000   Xerox Corp.
                7.125%, 6/15/2010 .............................       1,687,250
                                                                  -------------
                MEDIA - BROADCASTING & PUBLISHING -- 1.3%
    3,595,000   AOL Time Warner, Inc.
                7.700%, 5/01/2032 .............................       4,127,376
                                                                  -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                MEDIA CABLE -- 3.9%
$   1,760,000   Comcast Cable Communications, Inc.
                6.750%, 1/30/2011 .............................   $   1,984,750
    1,200,000   Continental Cablevision, Inc.
                9.500%, 8/01/2013 .............................       1,398,289
    2,000,000   CSC Holdings, Inc.
                7.625%, 7/15/2018 .............................       1,920,000
      515,000   CSC Holdings, Inc.
                7.875%, 2/15/2018 .............................         502,125
    4,000,000   Shaw Communications, Inc., Class B, 144A
                7.400%, 10/17/2007 (CAD) ......................       3,050,722
    2,785,000   TCI Communications, Inc.
                9.800%, 2/01/2012 .............................       3,675,663
                                                                  -------------
                                                                     12,531,549
                                                                  -------------
                MEDIA NON - CABLE -- 3.1%
    2,480,000   Clear Channel Communications, Inc.
                4.250%, 5/15/2009 .............................       2,509,326
      800,000   Dex Media West LLC/Dex Media West
                Finance Co., 144A
                9.875%, 8/15/2013 (c) .........................         904,000
    3,000,000   News America Holdings, Inc.
                7.750%, 2/01/2024 .............................       3,510,351
    2,245,000   News America Holdings, Inc.
                8.250%, 8/10/2018 .............................       2,854,971
                                                                  -------------
                                                                      9,778,648
                                                                  -------------
                MORTGAGE RELATED -- 30.3%
    6,350,573   Federal Home Loan Mortgage Corp.
                4.500%, 8/01/2018 .............................       6,409,861
    3,817,745   Federal Home Loan Mortgage Corp.
                5.000%, 5/01/2018 .............................       3,912,891
    2,448,435   Federal National Mortgage Association
                5.000%, 5/01/2018 .............................       2,510,985
   28,943,828   Federal National Mortgage Association
                5.500%, with various maturities to 2033 (e) ...      29,772,208
   23,157,071   Federal National Mortgage Association
                6.000%, with various maturities to 2033 (e) ...      23,985,854
   10,369,677   Federal National Mortgage Association
                6.500%, with various maturities to 2033 (e) ...      10,822,119
    1,516,870   Federal National Mortgage Association
                7.000%, with various maturities to 2030 (e) ...       1,605,436
    1,578,973   Federal National Mortgage Association
                7.500%, with various maturities to 2032 (e) ...       1,685,464
    6,171,274   Government National Mortgage Association
                6.000%, with various maturities to 2032 (e) ...       6,419,844
    5,861,338   Government National Mortgage Association
                6.500%, with various maturities to 2032 (e) ...       6,159,294
    2,143,451   Government National Mortgage Association
                7.000%, with various maturities to 2029 (e) ...       2,286,372
      504,130   Government National Mortgage Association
                7.500%, with various maturities to 2030 (e) ...         541,562
      306,039   Government National Mortgage Association
                8.000%, 11/15/2029 ............................         330,772
      457,596   Government National Mortgage Association
                8.500%, with various maturities to 2023 (e) ...         503,924
       36,680   Government National Mortgage Association
                9.000%, with various maturities to 2016 (e) ...          40,607
       95,085   Government National Mortgage Association
                11.500%, with various maturities to 2015 (e) ..         109,046
                                                                  -------------
                                                                     97,096,239
                                                                  -------------
                NATURAL GAS DISTRIBUTORS -- 0.4%
    1,300,000   Sempra Energy
                6.950%, 12/01/2005 ............................       1,431,570
                                                                  -------------
                NON - CAPTIVE CONSUMER FINANCIAL -- 1.3%
      982,000   Household Finance Corp.
                5.750%, 1/30/2007 .............................       1,071,990
    2,545,000   Household Finance Corp.
                7.000%, 5/15/2012 .............................       2,936,424
                                                                  -------------
                                                                      4,008,414
                                                                  -------------
                NON - CAPTIVE DIVERSIFIED FINANCIAL -- 3.9%
    2,095,000   CIT Group, Inc.
                7.750%, 4/02/2012 (c) .........................       2,486,486
    3,800,000   General Electric Capital Corp.
                5.450%, 1/15/2013 .............................       3,991,512
    5,430,000   International Lease Finance Corp.
                5.625%, 6/01/2007 (c) .........................       5,913,628
                                                                  -------------
                                                                     12,391,626
                                                                  -------------
                OIL FIELD SERVICES -- 0.6%
    1,750,000   Transocean, Inc.
                6.625%, 4/15/2011 .............................       1,965,121
                                                                  -------------
                PAPER -- 1.5%
      650,000   Abitibi-Consolidated Finance LP
                7.875%, 8/01/2009 .............................         693,181
    1,495,000   Abitibi-Consolidated, Inc.
                8.550%, 8/01/2010 .............................       1,632,380
    1,970,000   Georgia-Pacific Corp.
                7.500%, 5/15/2006 (c) .........................       2,029,100
      480,000   Georgia-Pacific Corp.
                8.875%, 5/15/2031 .............................         482,400
                                                                  -------------
                                                                      4,837,061
                                                                  -------------
                PIPELINES -- 0.9%
    2,464,000   Kinder Morgan Energy Partners LP
                7.125%, 3/15/2012 .............................       2,886,046
                                                                  -------------
                RAILROADS -- 0.4%
    1,155,000   CSX Corp.
                4.875%, 11/01/2009 ............................       1,211,244
                                                                  -------------
                REFINING -- 0.3%
      855,000   Premcor Refining Group (The), Inc.
                7.500%, 6/15/2015 .............................         852,863
                                                                  -------------
                RESTAURANTS -- 0.9%
      400,000   Domino's, Inc.,144A
                8.250%, 7/01/2011 .............................         422,500
    1,075,000   Yum! Brands, Inc.
                7.450%, 5/15/2005 .............................       1,147,563
    1,150,000   Yum! Brands, Inc.
                7.650%, 5/15/2008 .............................       1,270,750
                                                                  -------------
                                                                      2,840,813
                                                                  -------------
                RETAILERS -- 0.6%
    1,982,000   J.C. Penney Co., Inc.
                9.750%, 6/15/2021 .............................       2,061,280
                                                                  -------------
                SOVEREIGNS -- 2.3%
    3,000,000   Pemex Finance, Ltd.
                9.150%, 11/15/2018 ............................       3,682,530
    3,265,000   Pemex Project Funding Master Trust
                0/7.875%, 2/01/2009 (d) .......................       3,705,775
                                                                  -------------
                                                                      7,388,305
                                                                  -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                SUPERMARKETS -- 1.9%
$   2,155,000   Delhaize America, Inc.
                8.125%, 4/15/2011 .............................   $   2,370,500
      560,000   Delhaize America, Inc.
                9.000%, 4/15/2031 .............................         623,000
    2,720,000   Fred Meyer, Inc.
                7.450%, 3/01/2008 .............................       3,153,103
                                                                  -------------
                                                                      6,146,603
                                                                  -------------
                SUPRANATIONAL -- 1.0%
    2,610,000   Inter-American Development Bank
                5.500%, 3/30/2010 (EUR) .......................       3,336,309
                                                                  -------------
                TREASURIES -- 3.2%
    5,520,000   United States Treasury Notes
                3.000%, 11/15/2007 (c) ........................       5,633,635
    1,575,000   United States Treasury Notes
                3.500%, 11/15/2006 (c) ........................       1,645,691
    2,700,000   United States Treasury Notes
                6.125%, 8/15/2007 .............................       3,075,467
                                                                  -------------
                                                                     10,354,793
                                                                  -------------
                U.S. GOVERNMENT AGENCIES -- 2.4%
   10,805,000   Federal National Mortgage Association,
                Euro Medium Term Note
                6.375%, 8/15/2007 (AUD) .......................       7,710,256
                                                                  -------------
                WIRELESS -- 0.8%
    2,135,000   AT&T Wireless Services, Inc
                8.750%, 3/01/2031 .............................       2,640,651
                                                                  -------------
                WIRELINES -- 6.1%
    1,095,000   AT&T Corp.
                0/8.500%, 11/15/2031 (d) ......................       1,296,449
    1,970,000   Citizens Communications Co.
                9.250%, 5/15/2011 (c) .........................       2,510,562
    3,200,000   LCI International, Inc.
                7.250%, 6/15/2007 .............................       2,560,000
    1,240,000   Qwest Corp.
                7.200%, 11/10/2026 ............................       1,116,000
      670,000   Qwest Corp.
                7.250%, 9/15/2025 .............................         609,700
    1,675,000   Qwest Corp.
                7.500%, 6/15/2023 .............................       1,566,125
    4,870,000   Sprint Capital Corp.
                6.875%, 11/15/2028 ............................       4,748,250
      235,000   Sprint Capital Corp.
                6.900%, 5/01/2019 .............................         240,927
    1,540,000   Telefonos de Mexico SA de CV
                8.250%, 1/26/2006 .............................       1,713,250
    1,045,000   Telus Corp.
                8.000%, 6/01/2011 .............................       1,219,940
    1,650,000   Verizon Communications, Inc.
                7.900%, 2/01/2027 .............................       1,859,614
                                                                  -------------
                                                                     19,440,817
                                                                  -------------
                Total Bonds and Notes
                (Identified Cost $290,603,429) ................     305,875,534
                                                                  -------------
SHORT TERM INVESTMENTS -- 9.5%
   12,863,227   Repurchase Agreement with Investors Bank &
                Trust Co. dated 9/30/2003 at 0.75% to be
                repurchased at $12,863,495 on 10/01/2003,
                collateralized by $13,429,895 Federal Home Loan
                Mortgage Bond, 2.175%, due 12/15/2023 valued at
                $13,512,912 ...................................      12,863,227
      419,082   Bank of Montreal, 1.04%, due 10/14/2003 (f) ...         419,082
    1,210,700   Bank of Nova Scotia, 1.06%,
                due 10/29/2003 (f) ............................       1,210,700
    1,452,840   Bank of Nova Scotia, 1.06%,
                due 11/12/2003 (f) ............................       1,452,840
      968,560   BNP Paribas, 1.03%, due 10/10/2003 (f) ........         968,560
    2,179,260   BNP Paribas, 1.03%, due 10/14/2003 (f) ........       2,179,260
       72,642   Comerica Bank, 1.10%, due 11/19/2003 (f) ......          72,642
      968,560   Credit Agricole Indosuez, 1.06%,
                due 10/22/2003 (f) ............................         968,560
      726,420   Den Danske Bank, 1.04%, due 10/09/2003 (f) ....         726,420
    1,694,980   Fleet National Bank, 1.188%,
                due 1/21/2004 (f) .............................       1,694,980
      484,280   Liberty Lighthouse Funding, 1.072%,
                due 10/17/2003 (f) ............................         484,280
      104,804   Merrill Lynch Premier Institutional Fund,
                1.033%, due 10/01/2003 (f) ....................         104,804
    3,485,639   Merrimac Cash Fund-Premium Class, 0.974%,
                due 10/01/2003 (f) ............................       3,485,639
      968,560   Royal Bank of Scotland, 1.04%,
                due 10/14/2003 (f) ............................         968,560
      484,280   Royal Bank of Scotland, 1.05%,
                due 10/08/2003 (f) ............................         484,280
      242,140   Sheffield Receivables Corp, 1.061%,
                due 10/22/2003 (f) ............................         242,140
      726,420   The Bank of the West, 1.06%,
                due 10/10/2003(f) .............................         726,420
      242,140   Toronto Dominion Bank, 1.07%,
                due 12/19/2003 (f) ............................         242,140
    1,210,700   Wells Fargo, 1.06%, due 10/15/2003 (f) ........       1,210,700
                                                                  -------------
                Total Short Term Investments (Identified
                Cost $30,505,234) .............................      30,505,234
                                                                  -------------
                Total Investments -- 104.9%
                (Identified Cost $321,108,663) (b) ............     336,380,768
                Other assets less liabilities .................     (15,675,808)
                                                                  -------------
                Total Net Assets -- 100% ......................   $ 320,704,960
                                                                  =============

(a)             See Note 2a of Notes to Financial Statements.

(b)             Federal Tax Information:
                At September 30, 2003, the net unrealized appreciation on investments based on cost of $321,624,642 for federal income tax purposes was as follows:

                Aggregate gross unrealized appreciation for
                all investments in which there is an excess
                of value over tax cost ........................   $  16,428,232
                Aggregate gross unrealized depreciation for
                all investments in which there is an excess
                of tax cost over value ........................      (1,672,106)
                                                                  -------------
                Net unrealized appreciation ...................   $  14,756,126
                                                                  =============

                At September 30, 2003, the Fund had a capital loss carryover of approximately $30,523,683 of which $887,621 expires on September 30, 2007, $7,872,697 expires on September 30, 2008 and
                $21,763,365 expires on September 30, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations. At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $1,855,002 in undistributed ordinary income and $0 in undistributed long-term gains.

(c) All or a portion of this security was on loan to brokers at September 30, 2003.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

(e) The Fund's investment in mortgage related securities of the Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of this issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(f)             Represents investments of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,438,149 or 3.3% of net assets.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro

                 See accompanying notes to financial statements.

       LOOMIS SAYLES GOVERNMENT SECURITIES FUND -- SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

BONDS AND NOTES -- 97.2% OF TOTAL NET ASSETS

                GOVERNMENT AGENCIES -- 0.8%
$     600,000   Federal National Mortgage Association
                6.625%, 9/15/2009 .............................   $     698,788
                                                                  -------------
                MORTGAGE RELATED -- 13.2%
      444,746   Federal National Mortgage Association
                5.500%, 7/01/2033 .............................         453,988
    3,613,545   Federal National Mortgage Association
                6.500%, with various maturities to 2032 (c) ...       3,766,764
      324,829   Federal National Mortgage Association
                7.500%, 12/01/2030 ............................         346,656
    2,719,168   Government National Mortgage Association
                6.500%, 5/15/2031 .............................       2,857,586
    3,227,832   Government National Mortgage Association
                7.000%, with various maturities to 2031 (c) ...       3,432,958
      301,041   Government National Mortgage Association
                7.500%, 4/15/2027 .............................         323,179
       40,402   Government National Mortgage Association
                8.500%, 2/15/2006 .............................          42,912
      110,992   Government National Mortgage Association
                9.000%, with various maturities to 2009 (c) ...         120,156
       43,127   Government National Mortgage Association
                9.500%, with various maturities to 2009 (c) ...          47,086
       32,470   Government National Mortgage Association
                10.000%, with various maturities to 2016 (c) ..          36,586
        4,274   Government National Mortgage Association
                12.500%, 6/15/2014 ............................           4,967
                                                                  -------------
                                                                     11,432,838
                                                                  -------------
                TREASURIES -- 83.2%
   19,800,000   United States Treasury Bonds
                5.250%, 11/15/2028 ............................      20,513,117
   13,000,000   United States Treasury Bonds
                7.250%, 5/15/2016 (d) .........................      16,621,722
   15,000,000   United States Treasury Bonds
                8.750%, with various maturities to 2020 (c) ...      21,715,045
    4,000,000   United States Treasury Bonds, Zero Coupon,
                11/15/2014 ....................................       3,252,052
    9,320,000   United States Treasury Notes
                5.000%, 2/15/2011 .............................      10,219,958
                                                                  -------------
                                                                     72,321,894
                                                                  -------------
                Total Bonds and Notes (Identified Cost
                $80,176,008) ..................................      84,453,520
                                                                  -------------

SHORT TERM INVESTMENTS -- 16.8%
    1,631,908   Repurchase Agreement with Investors Bank &
                Trust Co. dated 9/30/2003 at 0.75% to be
                repurchased at $1,631,942 on 10/01/2003,
                collateralized by $1,669,738 Federal National
                Mortgage Bond, 5.455%, due 9/01/2018
                valued at $1,713,810 ..........................       1,631,908
      308,232   Bank of Montreal, 1.04%, due 10/14/2003(e) ....         308,232
      890,463   Bank of Nova Scotia, 1.06%, due 10/29/2003(e) .         890,463
    1,068,556   Bank of Nova Scotia,
                1.06%, due 11/12/2003 (e) .....................       1,068,556
      712,370   BNP Paribas, 1.03%, due 10/10/2003 (e) ........         712,370
    1,602,834   BNP Paribas, 1.03%, due 10/14/2003 (e) ........       1,602,834
       53,428   Comerica Bank, 1.10%, due 11/19/2003 (e) ......          53,428
      712,371   Credit Agricole Indosuez, 1.06%, due
                10/22/2003 (e) ................................         712,371
      534,278   Den Danske Bank, 1.04%, due 10/09/2003 (e) ....         534,278
    1,246,648   Fleet National Bank, 1.188%,
                due 1/21/2004 (e) .............................       1,246,648
      356,185   Liberty Lighthouse Funding, 1.072%, due
                10/17/2003 (e) ................................         356,185
       77,083   Merrill Lynch Premier Institutional Fund,
                1.033%, due 10/01/2003 (e) ....................          77,083
    2,563,670   Merrimac Cash Fund-Premium Class,
                0.974%, due 10/01/2003 (e) ....................       2,563,670
      712,370   Royal Bank of Scotland, 1.04%, due
                10/14/2003 (e) ................................         712,370
      356,185   Royal Bank of Scotland, 1.05%, due
                10/08/2003 (e) ................................         356,185
      178,093   Sheffield Receivables Corp, 1.061%,
                due 10/22/2003 (e) ............................         178,093
      534,278   The Bank of the West, 1.06%, due
                10/10/2003 (e) ................................         534,278
      178,093   Toronto Dominion Bank, 1.07%, due
                12/19/2003 (e) ................................         178,093
      890,463   Wells Fargo, 1.06%, due 10/15/2003 (e)                  890,463
                                                                  -------------
                Total Short Term Investments (Identified Cost
                $14,607,508) ..................................      14,607,508
                                                                  -------------
                Total Investments -- 114.0%
                (Identified Cost $94,783,516) (b) .............      99,061,028
                Other assets less liabilities .................     (12,141,278)

                                                                  -------------
                Total Net Assets -- 100% ......................   $  86,919,750
                                                                  =============

(a)             See Note 2a of Notes to Financial Statements.

(b)             Federal Tax Information:
                At September 30, 2003, the net unrealized appreciation on investments based on cost of $95,555,988 for federal income tax purposes was as follows:

                Aggregate gross unrealized appreciation for
                all investments in which there is an excess
                of value over tax cost ........................   $   3,525,370
                Aggregate gross unrealized depreciation for
                all investments in which there is an excess
                of tax cost over value ........................         (20,330)
                                                                  -------------
                Net unrealized appreciation ...................   $   3,505,040
                                                                  =============

                At September 30, 2003, the Fund had a capital loss carryover of approximately $8,239,709 of which $1,888,922 expires on September 30, 2004, $5,687,678 expires on September 30, 2007 and $663,109 expires on September 30, 2008. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
                At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $74,970 in undistributed ordinary income and $0 in undistributed long-term gains.

(c) The Fund's investment in mortgage related securities of the Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of this issuer and for United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(d) All or a portion of this security was on loan to brokers at September 30, 2003.

(e)             Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

            LOOMIS SAYLES HIGH INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

BONDS AND NOTES -- 96.3% OF TOTAL NET ASSETS

                AEROSPACE & DEFENSE -- 0.5%
$     250,000   TD Funding Corp., 144A
                8.375%, 7/15/2011 .............................   $     268,750
                                                                  -------------
                AIRLINES -- 3.7%
      173,368   Continental Airlines, Inc.
                6.648%, 9/15/2017 .............................         165,362
      150,000   Continental Airlines, Inc.
                8.000%, 12/15/2005 (c) ........................         137,625
      225,000   Continental Airlines, Inc., Class C-2
                7.434%, 9/15/2004 .............................         210,814
    1,000,000   Delta Air Lines, Inc.
                8.300%, 12/15/2029 ............................         645,000
      800,000   Northwest Airlines, Inc.
                7.625%, 3/15/2005 (c) .........................         702,000
                                                                  -------------
                                                                      1,860,801
                                                                  -------------
                AUTOMOTIVE -- 4.5%
      525,000   Cummins, Inc.
                7.125%, 3/01/2028 .............................         478,406
    1,000,000   Dana Corp.
                9.000%, 8/15/2011 .............................       1,095,000
      100,000   General Motors Corp.
                8.375%, 7/15/2033 .............................         104,560
      550,000   Navistar International Corp.
                8.000%, 2/01/2008 (c) .........................         562,375
                                                                  -------------
                                                                      2,240,341
                                                                  -------------
                BIOTECHNOLOGY -- 0.5%
      300,000   Nektar Therapeutics
                3.500%, 10/17/2007 ............................         248,250
                                                                  -------------
                CHEMICALS -- 6.9%
      615,000   Equistar Chemicals LP
                6.500%, 2/15/2006 .............................         581,175
      585,000   Ethyl Corp.
                8.875%, 5/01/2010 .............................         599,625
      400,000   FMC Corp.
                10.250%, 11/01/2009 ...........................         456,000
    1,000,000   Huntsman International LLC
                10.125%, 7/01/2009 (c) ........................         950,000
      100,000   IMC Global, Inc.
                7.300%, 1/15/2028 .............................          72,000
      750,000   IMC Global, Inc.
                11.250%, 6/01/2011 ............................         780,000
                                                                  -------------
                                                                      3,438,800
                                                                  -------------
                COMMERCIAL SERVICES -- 0.4%
      200,000   Quintiles Transnational Corp., 144A
                10.000%, 10/01/2013 ...........................         206,500
                                                                  -------------
                COMMUNICATIONS -- 0.4%
      200,000   Innova S. de R.L., 144A
                9.375%, 9/19/2013 (c) .........................         201,250
                                                                  -------------
                CONSTRUCTION MACHINERY -- 2.3%
      350,000   Case Credit Corp.
                6.750%, 10/21/2007 ............................         355,250
      750,000   United Rentals, Inc.
                9.250%, 1/15/2009 (c) .........................         776,250
                                                                  -------------
                                                                      1,131,500
                                                                  -------------
                CONSUMER PRODUCTS -- 1.4%
      600,000   Hasbro, Inc.
                6.600%, 7/15/2028 .............................         552,000
      120,000   Rayovac Corp.,
                144A 8.500%, 10/01/2013 .......................         123,600
                                                                  -------------
                                                                        675,600
                                                                  -------------
                ELECTRIC -- 8.4%
      540,000   AES Corp. (The)
                8.500%, 11/01/2007 (c) ........................         525,150
      200,000   AES Corp. (The)
                8.875%, 2/15/2011 (c) .........................         199,000
      175,000   Calpine Corp.,
                144A 8.750%, 7/15/2013 ........................         160,125
      200,000   Calpine Corp.
                7.875%, 4/01/2008 .............................         141,000
      250,000   Empresa Nacional de Electricidad SA, 144A
                8.350%, 8/01/2013 .............................         265,620
      200,000   Empresa Nacional de Electricidad SA
                7.875%, 2/01/2027 .............................         173,837
      525,000   Enersis SA
                7.400%, 12/01/2016 (yankee) ...................         493,437
      240,000   ESI Tractebel Acquisition Corp.
                7.990%, 12/30/2011 ............................         238,500
    1,323,558   Panda Funding Corp.
                11.625%, 8/20/2012 ............................       1,085,317
      290,065   Salton Sea Funding Corp.
                7.840%, 5/30/2010 .............................         306,019
      51,718    Salton Sea Funding Corp.
                8.300%, 5/30/2011 .............................          55,209
      376,550   South Point Energy Center LLC
                LLC/Rockgen Energy LLC, 144A
                8.400%, 5/30/2012 .............................         353,957
      210,000   Southern California Edison Co.
                7.125%, 7/15/2025 .............................         212,625
                                                                  -------------
                                                                      4,209,796
                                                                  -------------
                ELECTRONICS -- 4.7%
      110,000   Corning, Inc.
                3.500%, 11/01/2008 (c) ........................         128,837
      225,000   Corning, Inc.
                6.750%, 9/15/2013 .............................         221,625
      400,000   Kulicke & Soffa Industries, Inc.
                4.750%, 12/15/2006 (c) ........................         350,500
      525,000   LSI Logic Corp.
                4.000%, 11/01/2006 ............................         502,031
      685,000   Lucent Technologies, Inc.
                6.450%, 3/15/2029 .............................         476,931
      600,000   Nortel Networks Corp.
                4.250%, 9/01/2008 .............................         546,000
      150,000   Nortel Networks Corp.
                6.875%, 9/01/2023 .............................         137,250
                                                                  -------------
                                                                      2,363,174
                                                                  -------------
                ENTERTAINMENT -- 0.9%
      500,000   Six Flags, Inc.
                8.875%, 2/01/2010 .............................         458,750
                                                                  -------------
                ENVIRONMENTAL -- 0.2%
      110,000   Allied Waste North America, Inc.
                8.500%, 12/01/2008 ............................         118,800
                                                                  -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                FINANCIAL SERVICES -- 0.4%
$     200,000   Arcel Finance, Ltd., 144A
                7.048%, 9/01/2011 .............................   $     203,000
                                                                  -------------
                FOOD AND BEVERAGE -- 2.6%
      350,000   Borden Chemical, Inc.
                7.875%, 2/15/2023 .............................         287,000
      550,000   Borden Chemical, Inc.
                9.200%, 3/15/2021 .............................         464,750
      100,000   Borden Chemical, Inc.
                9.250%, 6/15/2019 .............................          83,000
      300,000   Gruma SA
                7.625%, 10/15/2007 (yankee) ...................         321,375
      145,000   Smithfield Foods, Inc., 144A
                7.750%, 5/15/2013 .............................         155,512
                                                                  -------------
                                                                      1,311,637
                                                                  -------------
                FOREIGN GOVERNMENTS -- 2.3%
      150,000   Dominican Republic,
                144A 9.040%, 1/23/2013 ........................         135,750
    1,000,000   Republic of Brazil
                9.375%, 4/07/2008 .............................       1,022,500
                                                                  -------------
                                                                      1,158,250
                                                                  -------------
                FOREST PRODUCTS & PAPER -- 0.8%
      220,000   Abitibi-Consolidated, Inc.
                7.500%, 4/01/2028 .............................         201,260
      200,000   Boise Cascade Corp., Series A,
                Medium Term Note
                7.450%, 8/10/2011 .............................         207,289
                                                                  -------------
                                                                        408,549
                                                                  -------------
                GAMING -- 1.0%
      475,000   Park Place Entertainment Corp.
                8.125%, 5/15/2011 (c) .........................         511,812
                                                                  -------------
                HEALTHCARE -- 0.7%
      150,000   HCA, Inc.
                7.500%, 12/15/2023 ............................         152,166
      200,000   HCA, Inc., Medium Term Note
                7.580%, 9/15/2025 .............................         204,972
                                                                  -------------
                                                                        357,138
                                                                  -------------
                HEAVY MACHINERY -- 0.2%
      100,000   Case New Holland, Inc., 144A
                9.250%, 8/01/2011 (c) .........................         107,500
                                                                  -------------
                HOME CONSTRUCTION -- 1.7%
      475,000   D.R. Horton, Inc.
                7.875%, 8/15/2011 .............................         514,187
      300,000   K. Hovnanian Enterprises, Inc.
                8.000%, 4/01/2012 .............................         321,000
                                                                  -------------
                                                                        835,187
                                                                  -------------

                HOME CONSTRUCTION -- FURNISHINGS &
                APPLIANCES -- 0.2%
      110,000   Jacuzzi Brands, Inc., 144A
                9.625%, 7/01/2010 .............................         114,125
                                                                  -------------
                INDEPENDENT ENERGY -- 1.3%
      150,000   Chesapeake Energy Corp.
                9.000%, 8/15/2012 .............................         168,750
      100,000   Chesapeake Energy Corp., 144A
                7.500%, 9/15/2013 .............................         105,000
      155,000   Nuevo Energy Co.
                9.500%, 6/01/2008 .............................         162,944
      215,000   Swift Energy Co.
                9.375%, 5/01/2012 .............................         232,200
                                                                  -------------
                                                                        668,894
                                                                  -------------
                INDUSTRIAL-- 0.3%
      125,000   MascoTech, Inc.
                4.500%, 12/15/2003 ............................         122,500
                                                                  -------------
                INFORMATION/DATA TECHNOLOGY -- 2.6%
      450,000   CommScope, Inc.
                4.000%, 12/15/2006 ............................         416,812
      245,000   Lam Research Corp.
                4.000%, 6/01/2006 .............................         237,344
      180,000   Maxtor Corp.
                5.750%, 3/01/2012 .............................         144,000
      200,000   Xerox Corp.
                7.625%, 6/15/2013 .............................         197,250
      300,000   Xerox Corp., Medium Term Note
                7.200%, 4/01/2016 .............................         280,500
                                                                  -------------
                                                                      1,275,906
                                                                  -------------
                INTEGRATED ENERGY -- 2.5%
      265,000   Cerro Negro Finance, Ltd., 144A
                7.900%, 12/01/2020 ............................         206,700
      275,000   Grant Prideco Escrow Corp.
                9.000%, 12/15/2009 ............................         296,312
      125,000   PDVSA Finance, Ltd.
                6.800%, 11/15/2008 ............................         111,875
      200,000   PDVSA Finance, Ltd.
                7.400%, 8/15/2016 (yankee) ....................         155,000
      500,000   PDVSA Finance, Ltd.
                9.375%, 11/15/2007 ............................         500,000
                                                                  -------------
                                                                      1,269,887
                                                                  -------------
                LIFE INSURANCE -- 0.8%
      200,000   Provident Cos., Inc.
                7.250%, 3/15/2028 .............................         198,248
      200,000   UnumProvident Corp.
                7.375%, 6/15/2032 .............................         200,000
                                                                  -------------
                                                                        398,248
                                                                  -------------
                LODGING -- 5.2%
      300,000   FelCor Lodging LP
                0/9.000%, 6/01/2011 (d) .......................         319,500
      750,000   Host Marriott LP
                9.250%, 10/01/2007 ............................         818,438
      851,000   La Quinta Corp.
                7.000%, 8/15/2007 .............................         873,339
      300,000   La Quinta Inns, Inc. Medium Term Note
                7.330%, 4/01/2008 .............................         301,875
      300,000   Royal Caribbean Cruises, Ltd.
                7.500%, 10/15/2027 ............................         271,500
                                                                  -------------
                                                                      2,584,652
                                                                  -------------
                MEDIA CABLE -- 2.1%
      900,000   CSC Holdings, Inc.
                7.875%, 12/15/2007 ............................         920,250
      150,000   Rogers Communications, Inc.
                2.000%, 11/26/2005 ............................         134,438
                                                                  -------------
                                                                      1,054,688
                                                                  -------------
                MEDIA NON - CABLE -- 0.5%
      150,000   Dex Media East LLC/Dex Media East Finance Co.
                12.125%, 11/15/2012 ...........................         181,125
       75,000   Dex Media West LLC/Dex Media West Finance
                Co., 144A 9.875%, 8/15/2013 ...................          84,750
                                                                  -------------
                                                                        265,875
                                                                  -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                OIL & GAS -- 1.5%
$     150,000   Williams Cos. (The), Inc.
                6.500%, 8/01/2006 (c) .........................   $     150,375
      640,000   Williams Holdings of Delaware
                6.500%, 12/01/2008 ............................         620,800
                                                                  -------------
                                                                        771,175
                                                                  -------------
                OIL FIELD SERVICES -- 1.0%
      100,000   Parker Drilling Co.
                5.500%, 8/01/2004 (c) .........................          98,500
      520,000   Trico Marine Services, Inc.
                8.875%, 5/15/2012 .............................         379,600
                                                                  -------------
                                                                        478,100
                                                                  -------------
                OTHER -- 0.5%
      250,000   Corrections Corp. of America
                7.500%, 5/01/2011 .............................         257,813
                                                                  -------------
                PACKAGING -- 0.6%
      300,000   Owens-Illinois Glass Container, North America
                7.750%, 5/15/2011 .............................         310,500
                                                                  -------------
                PAPER -- 5.4%
      250,000   Abitibi-Consolidated, Inc.
                8.500%, 8/01/2029 .............................         251,597
      500,000   Georgia-Pacific Corp.
                9.500%, 12/01/2011 (c) ........................         553,750
    1,000,000   Georgia-Pacific Corp.
                9.875%, 11/01/2021 ............................       1,020,000
      350,000   Pope & Talbot, Inc.
                8.375%, 6/01/2013 .............................         332,500
      580,000   Tembec Industries, Inc.
                7.750%, 3/15/2012 .............................         545,200
                                                                  -------------
                                                                      2,703,047
                                                                  -------------
                PHARMACEUTICALS -- 2.1%
      250,000   Genzyme Corp.
                3.000%, 5/15/2021 (c) .........................         251,563
      425,000   Human Genome Sciences, Inc.
                3.750%, 3/15/2007 .............................         366,031
      125,000   ICN Pharmaceuticals, Inc.
                6.500%, 7/15/2008 .............................         118,594
      187,000   IVAX Corp.
                4.500%, 5/15/2008 .............................         183,494
      160,000   Vertex Pharmaceuticals, Inc.
                5.000%, 9/19/2007 .............................         135,200
                                                                  -------------
                                                                      1,054,882
                                                                  -------------
                PIPELINES -- 1.8%
      700,000   El Paso CGP Co.
                6.500%, 6/01/2008 .............................         563,500
      175,000   Williams Cos. (The), Inc.
                7.125%, 9/01/2011 (c) .........................         172,813
      105,000   Williams Cos. (The), Inc.
                7.500%, 1/15/2031 .............................          93,450
       50,000   Williams Cos. (The), Inc.
                7.875%, 9/01/2021 .............................          47,250
                                                                  -------------
                                                                        877,013
                                                                  -------------
                RAILROADS -- 1.7%
      850,000   Grupo Transportacion Ferroviaria Mexicana
                SA de CV 0/11.750%, 6/15/2009 (yankee) (d) ....         871,250
                                                                  -------------
                REAL ESTATE INVESTMENT TRUSTS -- 2.5%
    1,000,000   Crescent Real Estate Equities LP
                9.250%, 4/15/2009 .............................       1,075,000
      200,000   TriNet Corporate Realty Trust, Inc.
                7.700%, 7/15/2017 .............................         197,000
                                                                  -------------
                                                                      1,272,000
                                                                  -------------

                REFINING -- 2.1%
      325,000   CITGO Petroleum Corp., 144A
                11.375%, 2/01/2011 ............................         367,250
      700,000   Premcor Refining Group (The), Inc.
                7.500%, 6/15/2015 .............................         698,250
                                                                  -------------
                                                                      1,065,500
                                                                  -------------
                RESTAURANTS -- 0.3%
      125,000   Domino's, Inc.,144A
                8.250%, 7/01/2011 .............................         132,031
                                                                  -------------
                RETAILERS -- 5.4%
      800,000   Dillard's, Inc.
                7.750%, 7/15/2026 .............................         700,000
      800,000   Foot Locker, Inc.
                8.500%, 1/15/2022 .............................         840,000
    1,000,000   J.C. Penney Co., Inc.
                8.125%, 4/01/2027 .............................       1,025,000
      128,000   J.C. Penney Co., Inc.
                8.250%, 8/15/2022 .............................         131,840
                                                                  -------------
                                                                      2,696,840
                                                                  -------------
                SUPERMARKETS -- 0.3%
      150,000   Delhaize America, Inc.
                9.000%, 4/15/2031 .............................         166,875
                                                                  -------------
                TELEPHONE SYSTEMS -- 0.6%
      375,000   Qwest Capital Funding, Inc.
                6.875%, 7/15/2028 .............................         296,250
                                                                  -------------
                TEXTILE -- 1.8%
      905,000   Phillips Van-Heusen Corp.
                7.750%, 11/15/2023 ............................         886,900
                                                                  -------------
                WIRELESS -- 1.9%
       75,000   American Tower Corp., Class A
                5.000%, 2/15/2010 .............................          67,781
      850,000   Rogers Wireless Communications, Inc.
                8.800%, 10/01/2007 ............................         871,250
                                                                  -------------
                                                                        939,031
                                                                  -------------
                WIRELINES -- 6.8%
      300,000   COLT Telecom Group PLC
                0/12.000%, 12/15/2006 (c) (d) .................         300,750
      150,000   Philippine Long Distance Telephone Co.
                8.350%, 3/06/2017 .............................         130,268
      700,000   Philippine Long Distance Telephone Co.
                10.500%, 4/15/2009 ............................         763,636
       75,000   Qwest Capital Funding, Inc.
                7.000%, 8/03/2009 .............................          66,938
    1,890,000   Qwest Capital Funding, Inc.
                7.750%, 2/15/2031 .............................       1,606,500
      525,000   Sprint Capital Corp.
                6.875%, 11/15/2028 ............................         511,875
                                                                  -------------
                                                                      3,379,967
                                                                  -------------
                Total Bonds and Notes
                (Identified Cost $45,172,818) .................      48,229,334
                                                                  -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

    SHARES      DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.5%
                COMMUNICATIONS -- 0.2%
          125   Lucent Technologies Capital Trust I (c)
                7.75%, 3/15/17 ................................   $     103,717
                                                                  -------------
                ENTERTAINMENT -- 0.1%
        3,000   Six Flags, Inc., 7.25%, 8/15/2009 .............          58,800
                                                                  -------------
                WIRELINES -- 0.2%
        2,000   Philippine Long Distance Telephone Co. (GDR)
                $14.00, 12/31/2049 ............................          80,400
                                                                  -------------
                Total Preferred Stocks
                (Identified Cost $229,604) ....................         242,917
                                                                  -------------

  PRINCIPAL
   AMOUNT
-------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 14.7%
$     816,539   Repurchase Agreement with Investors Bank &
                Trust Co. dated 9/30/2003 at 0.75% to be
                repurchased at $816,556 on 10/01/2003,
                collateralized by $832,137 Federal Home Loan
                Mortgage Bond, 5.813%, due 10/01/2024 valued
                at $857,379 ...................................         816,539
      154,953   Bank of Montreal, 1.04%, due 10/14/2003 (e) ..          154,953
      447,648   Bank of Nova Scotia, 1.06%, due 10/29/2003(e) .         447,648
      537,177   Bank of Nova Scotia, 1.06%, due 11/12/2003(e) .         537,177
      358,119   BNP Paribas, 1.03%, due 10/10/2003 (e) ........         358,119
      805,766   BNP Paribas, 1.03%, due 10/14/2003 (e) ........         805,766
       26,859   Comerica Bank, 1.10%, due 11/19/2003 (e) ......          26,859
      358,119   Credit Agricole Indosuez, 1.06%,
                due 10/22/2003 (e) ............................         358,119
      268,589   Den Danske Bank, 1.04%, due 10/09/2003 (e) ....         268,589
      626,707   Fleet National Bank, 1.188%, due 1/21/2004(e) .         626,707
      179,059   Liberty Lighthouse Funding, 1.072%,
                due 10/17/2003 (e) ............................         179,059
       38,751   Merrill Lynch Premier Institutional Fund,
                1.033%, due 10/01/2003 (e) ....................          38,751
    1,288,788   Merrimac Cash Fund-Premium Class, 0.974%,
                due 10/01/2003 (e) ............................       1,288,788
      358,119   Royal Bank of Scotland, 1.04%,
                due 10/14/2003 (e) ............................         358,119
      179,059   Royal Bank of Scotland, 1.05%,
                due 10/08/2003 (e) ............................         179,059
       89,530   Sheffield Receivables Corp, 1.061%,
                due 10/22/2003 (e) ............................          89,530
      268,589   The Bank of the West, 1.06%,
                due 10/10/2003 (e) ............................         268,589
       89,530   Toronto Dominion Bank, 1.07%,
                due 12/19/2003 (e) ............................          89,530
      447,648   Wells Fargo, 1.06%, due 10/15/2003 (e) ........         447,648
                                                                  -------------
                Total Short Term Investments
                (Identified Cost $7,339,549) ..................       7,339,549
                                                                  -------------
                Total Investments -- 111.5%
                (Identified Cost $52,741,971) (b) .............      55,811,800
                Other assets less liabilities .................      (5,740,027)
                                                                  -------------
                Total Net Assets -- 100% ......................   $  50,071,773
                                                                  =============

(a)             See Note 2a of Notes to Financial Statements.

(b)             Federal Tax Information:

                At September 30, 2003, the net unrealized appreciation on investments based on cost of $52,767,148 for federal income tax purposes was as follows:

                Aggregate gross unrealized appreciation for
                all investments in which there is an excess of
                value over tax cost ...........................   $   4,025,200
                Aggregate gross unrealized depreciation for
                all investments in which there is an excess
                of tax cost over value ........................        (980,548)
                                                                  -------------
                Net unrealized appreciation ...................   $   3,044,652
                                                                  =============

                At September 30, 2003, the Fund had a capital loss carryover of approximately $87,273,513 of which $458,229 expires on September 30, 2007, $16,613,930 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,633 expires on September 30, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

                At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $0 in undistributed ordinary income and $0 in undistributed long-term gains.

(c) All or a portion of this security was on loan to brokers at September 30, 2003.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

(e)             Represents investments of securities lending collateral.

GDR             Global Depository Receipt

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,191,420 or 6.4% of net assets.

                 See accompanying notes to financial statements.

   LOOMIS SAYLES LIMITED TERM U.S. GOVERNMENT FUND -- SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

BONDS AND NOTES -- 99.4% OF TOTAL NET ASSETS
                ASSET-BACKED -- 2.5%
$   1,845,000   EQCC Home Equity Loan Trust
                6.134%, 7/20/2028 .............................   $   1,931,798
    1,675,000   Residential Funding Mortgage Securities II
                5.420%, 2/25/2016 .............................       1,750,584
                                                                  -------------
                                                                      3,682,382
                                                                  -------------
                GOVERNMENT AGENCIES -- 13.0%
    2,935,000   Federal Farm Credit Bank
                2.375%, 10/02/2006 ............................       2,950,602
    5,000,000   Federal Home Loan Mortgage Corp.
                5.750%, 4/15/2008 .............................       5,579,490
    2,000,000   Federal National Mortgage Association
                5.500%, 2/15/2006 .............................       2,168,284
    3,000,000   Federal National Mortgage Association
                5.500%, 5/02/2006 .............................       3,247,857
    3,825,000   Federal National Mortgage Association
                6.000%, 12/15/2005 (c) (d) ....................       4,179,260
    1,000,000   Federal National Mortgage Association
                7.000%, 7/15/2005 (c) (d) .....................       1,096,744
                                                                  -------------
                                                                     19,222,237
                                                                  -------------
                MORTGAGE RELATED -- 64.8%
    2,776,542   Federal Home Loan Mortgage Corp.
                5.000%, 5/01/2018 .............................       2,845,739
    1,193,080   Federal Home Loan Mortgage Corp.
                7.000%, 2/01/2016 .............................       1,266,823
       10,498   Federal Home Loan Mortgage Corp.
                7.500%, 6/01/2026 .............................          11,268
      172,829   Federal Home Loan Mortgage Corp.
                8.000%, with various maturities to 2015 (c) ...         181,659
       10,373   Federal Home Loan Mortgage Corp.
                10.000%, 7/01/2019 ............................          11,669
    1,081,215   Federal Home Loan Mortgage Corp.
                11.500%, with various maturities to 2020 (c) ..       1,224,595
   32,784,569   Federal National Mortgage Association
                5.500%, with various maturities to 2033 (c) ...      33,860,860
   17,979,508   Federal National Mortgage Association
                6.000%, with various maturities to 2032 (c) ...      18,744,025
    9,701,073   Federal National Mortgage Association
                6.500%, with various maturities to 2032 (c) ...      10,134,376
      844,199   Federal National Mortgage Association
                7.000%, 12/01/2022 ............................         903,617
    3,874,059   Federal National Mortgage Association
                7.500%, with various maturities to 2032 (c) ...       4,136,171
      421,118   Federal National Mortgage Association
                8.000%, with various maturities to 2016 (c) ..          451,392
    2,973,940   Government National Mortgage Association
                5.500%, 7/20/2033 .............................       3,047,773
    5,355,909   Government National Mortgage Association
                6.000%, with various maturities to 2033 (c) ...       5,560,854
    6,824,666   Government National Mortgage Association
                6.500%, with various maturities to 2033 .......       7,142,172
    3,251,222   Government National Mortgage Association
                7.000%, with various maturities to 2031 (c) ...       3,461,783
    1,842,442   Government National Mortgage Association
                8.000%, 10/15/2029 ............................       1,991,346
       30,335   Government National Mortgage Association
                12.500%, with various maturities to 2015 (c) ..          35,321
      302,636   Government National Mortgage Association
                16.000%, with various maturities to 2012 (c) ..         362,289
      117,412   Government National Mortgage Association
                17.000%, with various maturities to 2011 (c) ..         142,496
                                                                  -------------
                                                                     95,516,228
                                                                  -------------
                SUPRANATIONAL -- 3.1%
    3,210,000   Inter-American Development Bank Bonds
                12.250%, 12/15/2008 ...........................       4,616,587
                                                                  -------------
                TREASURIES -- 16.0%
    5,800,000   United States Treasury Notes
                4.375%, 8/15/2012 (d) .........................       6,047,631
    4,000,000   United States Treasury Notes
                4.875%, 2/15/2012 .............................       4,328,908
    3,800,000   United States Treasury Notes
                5.000%, 8/15/2011 (d) .........................       4,156,546
      950,000   United States Treasury Notes
                6.250%, 2/15/2007 .............................       1,077,359
      500,000   United States Treasury Notes
                6.500%, 5/15/2005 .............................         542,031
    2,000,000   United States Treasury Notes
                6.500%, 10/15/2006 (d) ........................       2,265,312
    4,500,000   United States Treasury Notes
                7.000%, 7/15/2006 .............................       5,126,485
                                                                  -------------
                                                                     23,544,272
                                                                  -------------
                Total Bonds and Notes
                (Identified Cost $144,040,784) ................     146,581,706
                                                                  -------------
SHORT TERM INVESTMENTS -- 14.7%
    4,168,211   Repurchase Agreement with Investors Bank &
                Trust Co. dated 9/30/2003 at 0.75% to be
                repurchased at $4,168,298 on 10/01/2003,
                collateralized by $4,292,399 Federal National
                Mortgage Association Bond, 4.353%,
                due 10/01/2024 valued at $4,376,781 ...........       4,168,211
      414,529   Bank of Montreal, 1.04%, due 10/14/2003 (e) ...         414,529
    1,197,547   Bank of Nova Scotia, 1.06%,
                due 10/29/2003(e) .............................       1,197,547
    1,437,056   Bank of Nova Scotia, 1.06%,
                due 11/12/2003(e) .............................       1,437,056
      958,038   BNP Paribas, 1.03%, due 10/10/2003 (e) ........         958,038
    2,155,584   BNP Paribas, 1.03%, due 10/14/2003 (e) ........       2,155,584
       71,853   Comerica Bank, 1.10%, due 11/19/2003 (e) ......          71,853
      958,038   Credit Agricole Indosuez, 1.06%,
                due 10/22/2003 (e) ............................         958,038
      718,528   Den Danske Bank, 1.04%, due 10/09/2003 (e) ....         718,528
    1,676,566   Fleet National Bank, 1.188%,
                due 1/21/2004 (e) .............................       1,676,566
      479,019   Liberty Lighthouse Funding, 1.072%,
                due 10/17/2003 (e) ............................         479,019
      103,664   Merrill Lynch Premier Institutional Fund,
                1.033%, due 10/01/2003 (e) ....................         103,664
    3,447,774   Merrimac Cash Fund-Premium Class, 0.974%,
                due 10/01/2003 (e) ............................       3,447,774
      958,038   Royal Bank of Scotland, 1.04%,
                due 10/14/2003 (e) ............................         958,038
      479,019   Royal Bank of Scotland, 1.05%,
                due 10/08/2003 (e) ............................         479,019
      239,509   Sheffield Receivables Corp, 1.061%,
                due 10/22/2003 (e) ............................         239,509
      718,528   The Bank of the West, 1.06%,
                due 10/10/2003(e) .............................         718,528
      239,509   Toronto Dominion Bank, 1.07%,
                due 12/19/2003 (e) ............................         239,509
    1,197,547   Wells Fargo, 1.06%, due 10/15/2003 (e) ........       1,197,547
                                                                  -------------
                Total Short Term Investments
                (Identified Cost $21,618,557) .................      21,618,557
                                                                  -------------
                Total Investments -- 114.1%
                (Identified Cost $165,659,341) (b) ............     168,200,263
                Other assets less liabilities .................     (20,747,648)
                                                                  -------------
                Total Net Assets -- 100% ......................   $ 147,452,615
                                                                  =============

                 See accompanying notes to financial statements.

                LOOMIS SAYLES LIMITED TERM U.S. GOVERNMENT FUND --
                       SCHEDULE OF INVESTMENTS (continued)

Investments as of September 30, 2003

(a)             See Note 2a of Notes to Financial Statements.

(b)             Federal Tax Information:
                At September 30, 2003, the net unrealized appreciation on investments based on cost of $166,718,880 for federal income tax purposes was as follows:
                Aggregate gross unrealized appreciation for all
                investments in which there is an excess of
                value over tax cost ...........................   $   1,921,828
                Aggregate gross unrealized depreciation for
                all investments in which there is an excess
                of tax cost over value ........................        (440,445)
                                                                  -------------
                Net unrealized appreciation ...................   $   1,481,383
                                                                  =============

                At September 30, 2003, the Fund had a capital loss carryover of approximately $22,290,822 of which $4,342,078 expires on September 30, 2004, $2,731,339 expires on September 30, 2005, $10,626,315 expires on September 30, 2007, $4,165,768 expires on
                September 30, 2008 and $425,322 expires on September 30, 2011. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

                At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $0 in undistributed ordinary income and $0 in undistributed long-term gains.

(c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of this issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(d) All or a portion of this security was on loan to brokers at September 30, 2003.

(e)             Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

          LOOMIS SAYLES STRATEGIC INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of September 30, 2003

  PRINCIPAL
   AMOUNT       DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

BONDS AND NOTES -- 87.5% OF TOTAL NET ASSETS
                CONVERTIBLE BONDS -- 8.9%
                CANADA -- 1.7%
$   5,500,000   Nortel Networks Corp.
                4.250%, 9/01/2008 .............................   $   5,005,000
      750,000   Rogers Communications, Inc.
                2.000%, 11/26/2005 ............................         672,187
                                                                  -------------
                                                                      5,677,187
                                                                  -------------
                NETHERLANDS -- 0.5%
    1,550,000   Infineon Technologies Holding BV
                4.250%, 2/06/2007, (EUR) ......................       1,675,193
                                                                  -------------
                UNITED KINGDOM -- 3.0%
      500,000   COLT Telecom Group PLC
                2.000%, 3/29/2006, (EUR) ......................         565,146
    4,075,000   COLT Telecom Group PLC
                2.000%, 12/16/2006, (EUR) .....................       4,510,972
    4,385,000   COLT Telecom Group PLC
                2.000%, 4/03/2007, (EUR) ......................       4,854,138
                                                                  -------------
                                                                      9,930,256
                                                                  -------------
                UNITED STATES -- 3.7%
      100,000   American Tower Corp., Class A
                5.000%, 2/15/2010 .............................          90,375
      475,000   Amkor Technology, Inc.
                5.000%, 3/15/2007 (c) .........................         432,250
    1,000,000   Builders Transport, Inc.
                8.000%, 8/15/2005 (d)(e)(i) ...................           1,250
      200,000   Builders Transport, Inc.
                6.500%, 5/01/2011 (d)(e)(i) ...................             250
      800,000   CommScope, Inc.
                4.000%, 12/15/2006 ............................         741,000
      400,000   Corning, Inc.
                3.500%, 11/01/2008 (c) ........................         468,500
      213,000   Dixie Group, Inc.
                7.000%, 5/15/2012 (c) .........................         172,796
      500,000   Genzyme Corp.
                3.000%, 5/15/2021 (c) .........................         503,125
    1,600,000   Human Genome Sciences, Inc.
                3.750%, 3/15/2007 .............................       1,378,000
      500,000   ICN Pharmaceuticals, Inc.
                6.500%, 7/15/2008 .............................         474,375
      900,000   Kulicke & Soffa Industries, Inc.
                4.750%, 12/15/2006 (c) ........................         788,625
    1,000,000   Lam Research Corp.
                4.000%, 6/01/2006 .............................         968,750
    1,165,000   Loews Corp.
                3.125%, 9/15/2007 .............................       1,083,450
      70,000    LSI Logic Corp.
                4.000%, 11/01/2006 ............................          66,937
      107,000   MascoTech, Inc.
                4.500%, 12/15/2003 ............................         104,860
    2,422,000   Maxtor Corp.
                5.750%, 3/01/2012 .............................       1,937,600
    1,825,000   Nektar Therapeutics
                3.500%, 10/17/2007 ............................       1,510,187
      800,000   Nextel Communications, Inc.
                5.250%, 1/15/2010 .............................         746,000
      355,000   Richardson Electronics, Ltd.
                7.250%, 12/15/2006 ............................         326,600
      500,000   Yellow Corp.
                7.000%, 5/01/2011 .............................         405,625
                                                                  -------------
                                                                     12,200,555
                                                                  -------------
                Total Convertible Bonds
                (Identified Cost $26,356,917) .................      29,483,191
                                                                  -------------
                NON-CONVERTIBLE BONDS -- 78.6%
                ARGENTINA -- 0.9%
    2,405,000   Pecom Energia SA, 144A
                8.125%, 7/15/2010 .............................       2,266,712
    3,500,000   Republic of Argentina
                8.875%, 3/01/2029 (e) .........................         735,000
                                                                  -------------
                                                                      3,001,712
                                                                  -------------
                BRAZIL -- 4.5%
    2,542,858   Republic of Brazil
                8.000%, 4/15/2014 (g) .........................       2,319,086
    8,600,000   Republic of Brazil
                8.875%, 4/15/2024 .............................       6,905,800
    6,308,000   Republic of Brazil
                10.125%, 5/15/2027 ............................       5,639,352
                                                                  -------------
                                                                     14,864,238
                                                                  -------------
                CANADA -- 14.9%
    8,505,000   British Columbia Province, Zero Coupon,
                9/05/2020, (CAD) ..............................       2,382,093
    9,775,000   British Columbia Province, Zero Coupon,
                8/19/2022, (CAD) ..............................       2,411,866
   10,000,000   British Columbia Province, Zero Coupon,
                8/23/2024, (CAD) ..............................       2,177,120
    4,275,000   British Columbia Province, Zero Coupon,
                11/19/2027, (CAD) .............................         772,381
    8,100,000   Canadian Government
                3.500%, 6/01/2004, (CAD) ......................       6,033,465
   13,540,000   Canadian Government
                6.000%, 9/01/2005, (CAD) ......................      10,600,201
    4,515,000   Canadian Government
                4.500%, 9/01/2007, (CAD) ......................       3,458,948
   17,135,000   Manitoba Province, Zero Coupon,
                3/05/2031, (CAD) ..............................       2,588,330
      500,000   New Brunswick FM Project, Inc.
                6.470%%, 11/30/2027, (CAD) ....................         410,352
      500,000   Nortel Networks Corp.
                6.125%, 2/15/2006 (c) .........................         502,500
      500,000   Nortel Networks Corp.
                6.875%, 9/01/2023 .............................         457,500
    1,550,000   Ontario Hydro Bank, Zero Coupon,
                10/15/2021, (CAD) .............................         401,405
    3,050,000   Ontario Province
                5.900%, 3/08/2006, (CAD) ......................       2,399,506
      750,000   Ontario Province, Zero Coupon,
                7/13/2022, (CAD) ..............................         186,670
    7,600,000   Ontario Province, Zero Coupon,
                6/02/2027, (CAD) ..............................       1,454,270
    8,800,000   Ontario Province, Zero Coupon,
                3/08/2029, (CAD) ..............................       1,537,214
      325,000   Rogers Cablesystems, Ltd.
                9.650%, 1/15/2014, (CAD) ......................         253,772
    3,750,000   Saskatchewan Province
                5.750%, 3/05/2029, (CAD) ......................       2,839,754

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
    AMOUNT      DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                CANADA -- continued
$   8,500,000   Saskatchewan Province, Zero Coupon,
                4/10/2014, (CAD) ..............................   $   3,652,829
    8,250,000   Saskatchewan Province, Zero Coupon,
                2/04/2022, (CAD) ..............................       2,133,576
    9,605,000   Saskatchewan Province, Zero Coupon,
                5/30/2025, (CAD) ..............................       2,030,599
                                                                  -------------
                                                                     48,684,351
                                                                  -------------
                CAYMAN ISLANDS -- 1.0%
      750,000   Enersis SA, (yankee)
                7.400%, 12/01/2016 ............................         704,910
    1,125,000   Enersis SA
                6.600%, 12/01/2026 ............................       1,128,049
      250,000   PDVSA Finance, Ltd.
                9.375%, 11/15/2007 ............................         250,000
    1,405,000   PDVSA Finance, Ltd., (yankee)
                7.400%, 8/15/2016 .............................       1,088,875
                                                                  -------------
                                                                      3,171,834
                                                                  -------------
                CHILE -- 0.4%
    1,375,000   Empresa Nacional de Electricidad SA
                7.875%, 2/01/2027 .............................       1,195,127
      250,000   Empresa Nacional de Electricidad SA, 144A
                8.350%, 8/01/2013 .............................         265,620
                                                                  -------------
                                                                      1,460,747
                                                                  -------------
                DOMINICAN REPUBLIC -- 0.4%
    1,465,000   Dominican Republic, 144A
                9.040%, 1/23/2013 .............................       1,325,825
                                                                  -------------
                ECUADOR -- 0.8%
    4,225,000   Republic of Ecuador, 144A
                0/6.000%, 8/15/2030 (g) .......................       2,655,412
                                                                  -------------
                HONG KONG -- 1.6%
    4,505,000   Bangkok Bank PCL, 144A
                9.025%, 3/15/2029 .............................       5,139,227
                                                                  -------------
                MALAYSIA -- 2.3%
    1,750,000   Telekom Malaysia Berhad, 144A
                7.875%, 8/01/2025 .............................       1,953,539
    5,200,000   Tenaga Nasional Berhad, 144A
                7.500%, 11/01/2025 ............................       5,556,756
                                                                  -------------
                                                                      7,510,295
                                                                  -------------
                MEXICO -- 5.0%
      600,000   Grupo TMM SA de CV, (yankee)
                0/10.000%, 11/15/2006 (e) (g) .................         474,000
    5,960,000   Grupo Transportacion Ferroviaria Mexicana
                SA de CV, (yankee)
                0/11.750%, 6/15/2009 (g) ......................       6,109,000
    1,000,000   Petroleos Mexicanos, (yankee)
                9.250%, 3/30/2018 .............................       1,172,500
    4,350,000   Petroleos Mexicanos, (yankee)
                9.500%, 9/15/2027 .............................       5,143,875
    3,000,000   Petroleos Mexicanos, 144A, (yankee)
                8.625%, 12/01/2023 ............................       3,307,500
                                                                  -------------
                                                                     16,206,875
                                                                  -------------
                NORWAY -- 2.6%
   55,575,000   Kingdom of Norway
                6.750%, 1/15/2007, (NOK) ......................       8,596,176
                                                                  -------------
                PHILIPPINES -- 1.9%
    3,100,000   Bangko Sentral Ng Philipinas, (yankee)
                8.600%, 6/15/2027 .............................       2,879,125
    1,850,000   Philippine Long Distance Telephone Co.
                8.350%, 3/06/2017 .............................       1,606,644
    1,976,438   Quezon Power (Philippines), Ltd., (yankee)
                8.860%, 6/15/2017 .............................       1,679,972
                                                                  -------------
                                                                      6,165,741
                                                                  -------------
                REPUBLIC OF KOREA -- 0.1%
      300,000   Samsung Electronics Co., Ltd., 144A
                7.700%, 10/01/2027 ............................         328,827
                                                                  -------------
                SOUTH AFRICA -- 1.6%
   11,405,000   Republic of South Africa
                12.500%, 12/21/2006, (ZAR) ....................       1,791,834
    7,750,000   Republic of South Africa
                13.000%, 8/31/2010, (ZAR) .....................       1,354,683
   11,450,000   Republic of South Africa
                13.500%, 9/15/2015, (ZAR) .....................       2,132,339
                                                                  -------------
                                                                      5,278,856
                                                                  -------------
                SUPRANATIONAL -- 3.2%
   22,300,000   International Bank for Reconstruction
                & Development, Euro Medium Term Note, Zero
                Coupon,
                8/20/2007, (NZD) .............................       10,585,658
                                                                  -------------
                UNITED KINGDOM -- 0.2%
      500,000   Xerox Capital (Europe) PLC
                5.250%, 12/03/2004, (EUR) .....................         581,168
                                                                  -------------
                UNITED STATES -- 34.6%
    1,000,000   AES Corp. (The)
                8.375%, 8/15/2007 (c) .........................         972,500
    1,000,000   AES Corp. (The)
                8.500%, 11/01/2007 (c) ........................         972,500
    1,190,000   AES Corp. (The)
                8.375%, 3/01/2011, (GBP) ......................       1,740,761
    1,075,000   AES Corp. (The)
                8.875%, 11/01/2027 ............................         860,000
      750,000   American Airlines, Inc.
                7.024%, 10/15/2009 ............................         732,647
    4,948,000   APL, Ltd.
                8.000%, 1/15/2024 .............................       3,463,600
    1,285,965   Atlas Air, Inc.
                7.680%, 1/02/2014 .............................         507,956
      800,000   Bausch & Lomb, Inc.
                7.125%, 8/01/2028 .............................         792,000
      500,000   Boise Cascade Corp., Series A, Medium
                Term Note 7.450%, 8/10/2011 ...................         518,223
    1,750,000   Borden Chemical, Inc.
                9.200%, 3/15/2021 .............................       1,478,750
    3,410,000   Borden Chemical, Inc.
                7.875%, 2/15/2023 .............................       2,796,200
      900,000   Calpine Corp.
                7.875%, 4/01/2008 .............................         634,500
    1,155,000   Calpine Corp.
                7.750%, 4/15/2009 (c) .........................         796,950
      400,000   Calpine Corp., 144A
                8.750%, 7/15/2013 .............................         366,000
      400,000   Charter Communications Holdings LLC
                10.000%, 4/01/2009 ............................         316,000
      500,000   Charter Communications Holdings LLC
                9.625%, 11/15/2009 ............................         386,250

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
    AMOUNT      DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                UNITED STATES -- continued
$     100,000   Coastal Corp.
                6.950%, 6/01/2028 .............................   $      68,250
      250,000   Continental Airlines, Inc.
                8.000%, 12/15/2005 (c) ........................         229,375
      642,498   Continental Airlines, Inc., Class A-1
                6.703%, 6/15/2021 .............................         624,640
      750,000   Continental Airlines, Inc., Class C-2
                7.434%, 9/15/2004 .............................         702,714
      250,000   Corning, Inc.
                7.000%, 3/15/2007 .............................         249,687
      650,000   Corning, Inc.
                6.750%, 9/15/2013 .............................         640,250
      350,000   Corning, Inc., Medium Term Note
                8.300%, 4/04/2025 .............................         353,500
      250,000   CSC Holdings, Inc.
                8.125%, 7/15/2009 .............................         257,500
      250,000   CSC Holdings, Inc.
                8.125%, 8/15/2009 .............................         257,500
      400,000   CSC Holdings, Inc.
                7.875%, 2/15/2018 .............................         390,000
      350,000   Cummins, Inc.
                7.125%, 3/01/2028 .............................         318,937
      250,000   Dana Corp.
                9.000%, 8/15/2011, (EUR) ......................         307,335
      125,000   Dana Corp.
                7.000%, 3/15/2028 .............................         112,500
    1,000,000   Dana Corp.
                7.000%, 3/01/2029 .............................         900,000
      250,000   Delta Air Lines, Inc.
                10.125%, 5/15/2010 ............................         193,125
    2,075,000   Delta Air Lines, Inc.
                8.300%, 12/15/2029 ............................       1,338,375
      400,000   Dillard's, Inc.
                6.625%, 1/15/2018 .............................         340,000
    1,500,000   Dillard's, Inc.
                7.750%, 7/15/2026 .............................       1,312,500
      250,000   Dillard's, Inc.
                7.000%, 12/01/2028 ............................         200,000
    3,015,000   El Paso Corp.
                5.750%, 3/14/2006, (EUR) ......................       3,056,509
    7,000,000   Federal Home Loan Mortgage Corp.
                4.625%, 2/15/2007, (EUR) ......................       8,573,389
   34,000,000   Federal National Mortgage Association,
                Zero Coupon, 10/29/2007, (NZD) ................      15,979,267
    1,000,000   First Industrial LP
                7.600%, 7/15/2028 .............................       1,068,028
    1,000,000   Foot Locker, Inc.
                8.500%, 1/15/2022 .............................       1,050,000
      150,000   Ford Motor Co.
                6.625%, 10/01/2028 ............................         126,438
      125,000   Ford Motor Credit Co.
                7.250%, 2/22/2005, (GBP) ......................         211,902
      250,000   Ford Motor Credit Co.
                6.875%, 2/01/2006 .............................         265,952
    1,700,000   Georgia-Pacific Corp.
                7.375%, 12/01/2025 ............................       1,504,500
      950,000   Georgia-Pacific Corp.
                7.250%, 6/01/2028 .............................         826,500
    2,850,000   Georgia-Pacific Corp.
                7.750%, 11/15/2029 ............................       2,582,813
      250,000   Hasbro, Inc.
                6.600%, 7/15/2028 .............................         230,000
      500,000   HCA, Inc.
                7.500%, 12/15/2023 ............................         507,221
      820,000   HCA, Inc.
                7.050%, 12/01/2027 ............................         794,965
      500,000   HCA, Inc., Medium Term Note
                7.580%, 9/15/2025 .............................         512,429
      250,000   Host Marriott Corp.
                7.875%, 8/01/2008 .............................         256,875
    1,515,000   IMC Global, Inc.
                6.875%, 7/15/2007 (c) .........................       1,371,075
    1,055,000   IMC Global, Inc.
                7.375%, 8/01/2018 .............................         801,800
    2,500,000   IMC Global, Inc.
                7.300%, 1/15/2028 .............................       1,800,000
      900,000   J.C. Penney Co., Inc.
                7.650%, 8/15/2016 .............................         940,500
      350,000   J.C. Penney Co., Inc.
                7.950%, 4/01/2017 .............................         369,250
      870,000   J.C. Penney Co., Inc.
                8.250%, 8/15/2022 .............................         896,100
    1,625,000   J.C. Penney Co., Inc.
                7.125%, 11/15/2023 ............................       1,535,625
      250,000   J.C. Penney Co., Inc.
                8.125%, 4/01/2027 .............................         256,250
      250,000   J.C. Penney Co., Inc. Medium Term Note
                6.875%, 10/15/2015 ............................         246,250
      500,000   La Quinta Corp., 144A
                8.875%, 3/15/2011 .............................         541,875
      770,000   Lucent Technologies, Inc.
                5.500%, 11/15/2008 (c) ........................         654,500
    6,220,000   Lucent Technologies, Inc.
                6.450%, 3/15/2029 .............................       4,330,675
      66,000    Missouri Pacific Railroad Co.
                4.250%, 1/01/2005 .............................          67,703
      793,000   Missouri Pacific Railroad Co.
                5.000%, 1/01/2045 .............................         552,126
      125,000   Motorola, Inc.
                6.500%, 11/15/2028 ............................         120,469
      750,000   Nextel Communications, Inc.
                9.375%, 11/15/2009 ............................         813,750
    1,400,000   Nextel Communications, Inc.
                9.500%, 2/01/2011 .............................       1,547,000
    2,200,000   Northern Telecom Capital
                7.875%, 6/15/2026 .............................       2,112,000
    1,000,000   Phillips Van-Heusen Corp.
                7.750%, 11/15/2023 ............................         980,000
      250,000   Pioneer Natural Resources Co.
                7.200%, 1/15/2028 .............................         263,750
    1,000,000   ProLogis Trust
                7.625%, 7/01/2017 .............................       1,182,659
    1,000,000   Provident Cos., Inc.
                7.250%, 3/15/2028 .............................         991,242
    1,300,000   Qwest Capital Funding, Inc.
                7.000%, 8/03/2009 .............................       1,160,250

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  PRINCIPAL
    AMOUNT      DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

                UNITED STATES -- continued
$     250,000   Qwest Capital Funding, Inc.
                7.900%, 8/15/2010 (c) .........................   $     227,500
      600,000   Qwest Capital Funding, Inc.
                6.500%, 11/15/2018 ............................         471,000
    1,050,000   Qwest Capital Funding, Inc.
                7.625%, 8/03/2021 .............................         903,000
    4,370,000   Qwest Capital Funding, Inc.
                6.875%, 7/15/2028 .............................       3,452,300
    1,700,000   Qwest Capital Funding, Inc.
                7.750%, 2/15/2031 .............................       1,445,000
      750,000   Qwest Corp.
                5.625%, 11/15/2008 ............................         731,250
    1,000,000   Qwest Corp.
                7.500%, 6/15/2023 .............................         935,000
      100,000   Qwest Corp.
                7.250%, 9/15/2025 .............................          91,000
      500,000   Qwest Corp.
                7.200%, 11/10/2026 ............................         450,000
      250,000   Qwest Corp.
                8.875%, 6/01/2031 .............................         261,250
      500,000   RCN Corp.
                10.125%, 1/15/2010 (c) ........................         227,500
      241,721   Salton Sea Funding Corp.
                7.840%, 5/30/2010 .............................         255,015
    1,522,060   South Point Energy Center LLC,144A
                8.400%, 5/30/2012 .............................       1,430,736
      500,000   Southern California Edison Co.
                6.375%, 1/15/2006 .............................         525,000
      600,000   Southern California Edison Co.
                7.625%, 1/15/2010 .............................         643,500
      230,000   Southern California Edison Co.
                7.125%, 7/15/2025 .............................         232,875
      125,000   Southern California Edison Co.
                7.250%, 3/01/2026 .............................         127,188
      750,000   Southern California Edison Co.
                6.650%, 4/01/2029 .............................         701,250
      600,000   Sprint Capital Corp.
                6.125%, 11/15/2008 ............................         647,723
      250,000   Sprint Capital Corp.
                6.875%, 11/15/2028 ............................         243,750
      650,000   Tennessee Gas Pipeline
                7.500%, 4/01/2017 (c) .........................         620,750
      500,000   Tennessee Gas Pipeline Co.
                7.000%, 10/15/2028 ............................         433,750
      500,000   Tiverton Power Associates LP, 144A
                9.000%, 7/15/2018 .............................         420,000
    3,050,000   Trico Marine Services, Inc.
                8.875%, 5/15/2012 .............................       2,226,500
      250,000   United Rentals, Inc.
                9.500%, 6/01/2008 (c) .........................         258,750
      850,000   United Rentals, Inc.
                9.250%, 1/15/2009 (c) .........................         879,750
      300,000   UnumProvident Corp.
                7.375%, 6/15/2032 .............................         300,000
      500,000   Williams Cos. (The), Inc.
                7.125%, 9/01/2011 .............................         493,750
      600,000   Williams Cos. (The), Inc.
                7.875%, 9/01/2021 .............................         567,000
    3,000,000   Williams Cos. (The), Inc.
                7.500%, 1/15/2031 .............................       2,670,000
    1,250,000   Williams Holdings of Delaware
                6.500%, 12/01/2008 ............................       1,212,500
    1,600,000   Xerox Corp.
                3.500%, 2/04/2004, (EUR) ......................       1,859,739
      155,000   Xerox Corp., Medium Term Note
                7.200%, 4/01/2016 .............................         144,925
                                                                  -------------
                                                                    113,301,913
                                                                  -------------
                URUGUAY -- 0.5%
    1,600,000   Republic of Uruguay
                7.500%, 3/15/2015 .............................       1,232,000
      400,000   Republic of Uruguay
                7.875%, 1/15/2033 .............................         269,000
                                                                  -------------
                                                                      1,501,000
                                                                  -------------
                VENEZUELA -- 2.1%
      205,000   Cerro Negro Finance, Ltd., 144A
                7.330%, 12/01/2009 ............................         189,625
    3,650,000   Cerro Negro Finance, Ltd., 144A
                7.900%, 12/01/2020 ............................       2,847,000
    1,000,000   Petrozuata Finance, Inc., 144A
                8.220%, 4/01/2017 .............................         855,000
    3,640,000   Republic of Venezuela
                9.250%, 9/15/2027 (c) .........................       2,817,360
                                                                  -------------
                                                                      6,708,985
                                                                  -------------
                Total Non-Convertible Bonds
                (Identified Cost $230,176,266) ................     257,068,840
                                                                  -------------
                Total Bonds and Notes
                (Identified Cost $256,533,183) ................     286,552,031
                                                                  -------------

   SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 5.5% OF TOTAL NET ASSETS
                PHILIPPINES -- 1.0%
       83,750   Philippine Long Distance Telephone Co. (GDR)
                $14.00, 12/31/2049 ............................       3,366,750
                                                                  -------------
                THAILAND -- 0.0%
       64,100   Siam Commercial Bank PLC (e) ..................          61,650
                                                                  -------------
                UNITED STATES -- 4.5%
        5,000   Chesapeake Energy Corp.........................         378,250
       51,500   Cummins Capital Trust I (c) ...................       3,041,023
       17,700   Equity Residential ............................         461,616
       24,550   Host Marriott Financial Trust (c) .............       1,169,194
       71,800   International Paper Capital Trust (c) .........       3,509,225
        7,145   La Quinta Properties ..........................         178,411
        4,250   Lucent Technologies Capital Trust I (c) .......       3,526,357
       22,500   Owens Corning Capital LLC (d) (e) .............         101,250
       37,500   Pacific Gas and Electric Co. (d) (e) ..........       1,106,250
          600   Pacific Gas and Electric Co. (d) (e) ..........          13,170
          500   Pacific Gas and Electric Co.,
                Series D (d) (e) ..............................          11,625
          400   Pacific Gas and Electric Co.,
                Series E (d) (e) ..............................           9,000
        9,500   Southern California Edison Co..................         954,750
        7,500   Western Gas Resources, Inc. ...................         393,750
                                                                  -------------
                                                                     14,853,871
                                                                  -------------

                Total Preferred Stocks
                (Identified Cost $17,419,738) .................      18,282,271
                                                                  -------------

                 See accompanying notes to financial statements.

Investments as of September 30, 2003

  SHARES        DESCRIPTION                                          VALUE (a)
-------------------------------------------------------------------------------

COMMON STOCKS -- 3.7%
                INDONESIA -- 0.1%
    6,786,500   PT Indah Kiat Pulp & Paper Corp. (e) ..........   $     367,821
                                                                  -------------
                UNITED STATES -- 3.6%
      162,900   Associated Estates Realty Corp., ..............       1,062,108
      182,500   Developers Diversified Realty Corp. (REIT) ....       5,451,275
      117,700   Simon Property Group, Inc......................       5,129,366
                                                                  -------------
                                                                     11,642,749
                                                                  -------------
                Total Common Stocks
                (Identified Cost $10,571,980) .................      12,010,570
                                                                  -------------

  PRINCIPAL
    AMOUNT
-------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 8.6%
$   6,567,050   Repurchase Agreement with Investors Bank &
                Trust Co. dated 9/30/2003 at 0.75% to be
                repurchased at $6,567,187 on 10/01/2003,
                collateralized by $6,864,778 Federal Home Loan
                Mortgage Bond, 1.62%, due 03/25/2033 valued at
                $6,896,162 ....................................       6,567,050
      510,002   Bank of Montreal, 1.04%, due 10/14/2003 (h) ...         510,002
    1,473,363   Bank of Nova Scotia, 1.06%, due 10/29/2003(h) .       1,473,363
    1,768,036   Bank of Nova Scotia, 1.06%, due 11/12/2003(h) .       1,768,036
    1,178,691   BNP Paribas, 1.03%, due 10/10/2003 (h) ........       1,178,691
    2,652,054   BNP Paribas, 1.03%, due 10/14/2003 (h) ........       2,652,054
       88,402   Comerica Bank, 1.10%, due 11/19/2003 (h) ......          88,402
    1,178,690   Credit Agricole Indosuez, 1.06%,
                due 10/22/2003 (h) ............................       1,178,690
      884,018   Den Danske Bank, 1.04%, due 10/09/2003 (h) ....         884,018
    2,062,708   Fleet National Bank, 1.188%, due 1/21/2004(h) .       2,062,708
      589,345   Liberty Lighthouse Funding, 1.072%,
                due 10/17/2003 (h) ............................         589,345
      127,542   Merrill Lynch Premier Institutional Fund,
                1.033%, due 10/01/2003 (h) ....................         127,542
    4,241,856   Merrimac Cash Fund-Premium Class,
                0.974%, due 10/01/2003 (h) ....................       4,241,856
      589,345   Royal Bank of Scotland, 1.05%,
                due 10/08/2003 (h) ............................         589,345
    1,178,691   Royal Bank of Scotland, 1.04%,
                due 10/14/2003 (h) ............................       1,178,691
      294,673   Sheffield Receivables Corp, 1.061%,
                due 10/22/2003 (h) ............................         294,673
      884,018   The Bank of the West, 1.06%,
                due 10/10/2003 (h) ............................         884,018
      294,673   Toronto Dominion Bank, 1.07%,
                due 12/19/2003 (h) ............................         294,673
    1,473,363   Wells Fargo, 1.06%, due 10/15/2003 (h) ........       1,473,363
                                                                  -------------
                Total Short Term Investments
                (Identified Cost $28,036,520) .................      28,036,520
                                                                  -------------
                Total Investments -- 105.3%
                (Identified Cost $312,561,421) (b) ............     344,881,392
                Other assets less liabilities .................     (17,500,547)
                                                                  -------------
                Total Net Assets -- 100% ......................   $ 327,380,845
                                                                  =============
(a)             See Note 2a of Notes to Financial Statements.

(b)             Federal Tax Information:
                At September 30, 2003, the net unrealized appreciation on investments based on cost of $311,532,781 for federal income tax purposes was as follows:
                Aggregate gross unrealized appreciation for
                all investments in which there is an excess
                of value over tax cost ........................   $  42,849,274
                Aggregate gross unrealized depreciation for
                all investments in which there is an excess
                of tax cost over value ........................      (9,500,663)
                                                                  -------------
                Net unrealized appreciation ...................   $  33,348,611
                                                                  =============

                At September 30, 2003, the Fund had a capital loss carryover of approximately $59,524,682 of which $13,337,197 expires on September 30, 2007, $6,500,127 expires on September 30, 2008, $10,848,517 expires on September 30, 2009, $21,770,312 expires on September 30, 2010 and $7,068,529 expires on September 30, 2011. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

                At September 30, 2003, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $2,073,537 in undistributed ordinary income and $0 in undistributed long-term gains.

(c) All or a portion of this security was on loan to brokers at September 30, 2003.

(d)             Issuer filed petition under Chapter 11 of the Federal Bankruptcy
                Code.

(e)             Non-income producing security.

(f)             Pay in kind security.

(g) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.

(h)             Represents investments of securities lending collateral.

(i) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

REIT            Real Estate Investment Trust

ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $29,449,654 or 9.0% of net assets.

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
NOK - Norwegian Krone
NZD - New Zealand Dollars
THB - Thai Baht
ZAR - South African Rand

Industry Holdings At September 30, 2003 (unaudited)
Sovereigns                       20.8%        Supranationals                3.2%
Financial Services                8.6         Government                    3.0
U.S. Government Agencies          7.5         Paper                         2.7
Wirelines                         7.2         Information/Data Technology   2.4
Electric                          6.2         Pipelines                     2.3
Foreign Local Governments         6.1         Retailers                     2.3
Electronics                       5.0         Railroads                     2.1
Real Estate Investment Trusts     4.1         Other, less than 2% each     21.8

                 See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

September 30, 2003

                                                       CORE PLUS BOND         GOVERNMENT          HIGH INCOME
                                                            FUND           SECURITIES FUND            FUND
                                                     -----------------    -----------------    -----------------
ASSETS
  Investments at cost ............................   $     321,108,663    $      94,783,516    $      52,741,971
  Net unrealized appreciation ....................          15,272,105            4,277,512            3,069,829
                                                     -----------------    -----------------    -----------------
    Investments at value .........................         336,380,768           99,061,028           55,811,800
  Cash ...........................................               2,209                  832                1,690
  Receivable for Fund shares sold ................             535,255                7,267               54,746
  Receivable for securities sold .................          10,461,710                   --              233,790
  Dividends and interest receivable ..............           3,829,140            1,257,549            1,088,702
  Tax reclaims receivable ........................                  --                   --                   --
  Securities lending income receivable ...........               2,975                1,280                1,805
                                                     -----------------    -----------------    -----------------
    TOTAL ASSETS .................................         351,212,057          100,327,956           57,192,533
                                                     -----------------    -----------------    -----------------
LIABILITIES
  Collateral on securities loaned, at value ......          17,642,007           12,975,600            6,523,010
  Payable for securities purchased ...............          11,168,509                   --              316,503
  Payable for Fund shares redeemed ...............             361,157              217,889               64,265
  Dividends payable ..............................             359,926               29,842               86,028
  Management fees payable ........................             107,775               38,838               28,744
  Deferred Trustees' fees ........................             121,157               63,706               25,547
  Transfer agent fees payable ....................             629,921               23,110               13,761
  Accounting and administrative fees payable .....              20,863                5,750                3,224
  Other accounts payable and accrued expenses ....              95,782               53,471               59,678
                                                     -----------------    -----------------    -----------------
    TOTAL LIABILITIES ............................          30,507,097           13,408,206            7,120,760
                                                     -----------------    -----------------    -----------------
NET ASSETS .......................................   $     320,704,960    $      86,919,750    $      50,071,773
                                                     =================    =================    =================
NET ASSETS CONSIST OF:
  Paid in capital ................................   $     335,067,794    $      91,676,266    $     134,411,210
  Undistributed (overdistributed) net
   investment income (loss) ......................           1,397,403              (18,577)            (111,575)
  Accumulated net realized gain (loss)
   on investments ................................         (31,039,662)          (9,015,451)         (87,297,691)
  Net unrealized appreciation
   (depreciation) of investments .................          15,279,425            4,277,512            3,069,829
                                                     -----------------    -----------------    -----------------
NET ASSETS .......................................   $     320,704,960    $      86,919,750    $      50,071,773
                                                     =================    =================    =================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
  CLASS A SHARES:
    Net assets ...................................   $     133,887,366    $      68,882,299    $      23,809,445
                                                     =================    =================    =================
    Shares of beneficial interest ................          11,509,463            5,697,480            5,118,870
                                                     =================    =================    =================
    Net asset value and redemption price
     per share ...................................   $           11.63    $           12.09    $            4.65
                                                     =================    =================    =================
    Offering price per share .....................   $           12.18    $           12.66    $            4.87
                                                     =================    =================    =================
  CLASS B SHARES: (redemption price is equal to
   net asset value less any applicable contingent
   deferred sales charges)
    Net assets ...................................   $     161,316,516    $      15,101,224    $      23,404,523
                                                     =================    =================    =================
    Shares of beneficial interest ................          13,877,035            1,248,363            5,028,240
                                                     =================    =================    =================
    Net asset value and offering price per
     share .......................................   $           11.62    $           12.10    $            4.65
                                                     =================    =================    =================
  CLASS C SHARES: (redemption price is equal to
   net asset value less any applicable contingent
   deferred sales charges)
    Net assets ...................................   $       7,612,428    $              --    $       2,857,805
                                                     =================    =================    =================
    Shares of beneficial interest ................             654,435                   --              614,199
                                                     =================    =================    =================
    Net asset value per share ....................   $           11.63    $              --    $            4.65
                                                     =================    =================    =================
    Offering price per share .....................   $           11.75    $              --    $            4.70
                                                     =================    =================    =================
  CLASS Y SHARES:
    Net assets ...................................   $      17,888,650    $       2,936,227    $              --
                                                     =================    =================    =================
    Shares of beneficial interest ................           1,530,775              243,360                   --
                                                     =================    =================    =================
    Net asset value, offering and redemption
     price per share .............................   $           11.69    $           12.07    $              --
                                                     =================    =================    =================

                                                     LIMITED TERM U.S.     STRATEGIC INCOME
                                                      GOVERNMENT FUND            FUND
                                                     -----------------    -----------------
ASSETS
  Investments at cost ............................   $     165,659,341    $     312,561,421
  Net unrealized appreciation ....................           2,540,922           32,319,971
                                                     -----------------    -----------------
    Investments at value .........................         168,200,263          344,881,392
  Cash ...........................................                 615                3,293
  Receivable for Fund shares sold ................             477,293            2,726,662
  Receivable for securities sold .................              61,401              519,875
  Dividends and interest receivable ..............           1,136,378            4,937,156
  Tax reclaims receivable ........................                  --                6,035
  Securities lending income receivable ...........               1,451                4,956
                                                     -----------------    -----------------
    TOTAL ASSETS .................................         169,877,401          353,079,369
                                                     -----------------    -----------------
LIABILITIES
  Collateral on securities loaned, at value ......          17,450,346           21,469,470
  Payable for securities purchased ...............           4,418,768            3,090,963
  Payable for Fund shares redeemed ...............             266,405              458,773
  Dividends payable ..............................              83,419              350,034
  Management fees payable ........................              68,823               93,024
  Deferred Trustees' fees ........................              38,670               52,502
  Transfer agent fees payable ....................              26,431               63,895
  Accounting and administrative fees payable .....               9,807               19,508
  Other accounts payable and accrued expenses ....              62,117              100,355
                                                     -----------------    -----------------
    TOTAL LIABILITIES ............................          22,424,786           25,698,524
                                                     -----------------    -----------------
NET ASSETS .......................................   $     147,452,615    $     327,380,845
                                                     =================    =================
NET ASSETS CONSIST OF:
  Paid in capital ................................   $     169,387,804    $     352,438,529
  Undistributed (overdistributed) net
   investment income (loss) ......................            (122,089)           2,204,718
  Accumulated net realized gain (loss)
   on investments ................................         (24,354,022)         (59,724,057)
  Net unrealized appreciation
   (depreciation) of investments .................           2,540,922           32,461,655
                                                     -----------------    -----------------
NET ASSETS .......................................   $     147,452,615    $     327,380,845
                                                     =================    =================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
  CLASS A SHARES:
    Net assets ...................................   $     117,225,261    $     140,576,212
                                                     =================    =================
    Shares of beneficial interest ................          10,186,151           11,180,401
                                                     =================    =================
    Net asset value and redemption price
     per share ...................................   $           11.51    $           12.57
                                                     =================    =================
    Offering price per share .....................   $           11.87    $           13.16
                                                     =================    =================
  CLASS B SHARES: (redemption price is equal to
   net asset value less any applicable contingent
   deferred sales charges)
    Net assets ...................................   $      14,637,443    $     118,217,312
                                                     =================    =================
    Shares of beneficial interest ................           1,274,084            9,391,165
                                                     =================    =================
    Net asset value and offering price per
     share .......................................   $           11.49    $           12.59
                                                     =================    =================
  CLASS C SHARES: (redemption price is equal to
   net asset value less any applicable contingent
   deferred sales charges)
    Net assets ...................................   $       8,703,510    $      66,393,945
                                                     =================    =================
    Shares of beneficial interest ................             756,682            5,279,319
                                                     =================    =================
    Net asset value per share ....................   $           11.50    $           12.58
                                                     =================    =================
    Offering price per share .....................   $           11.62    $           12.71
                                                     =================    =================
  CLASS Y SHARES:
    Net assets ...................................   $       6,886,401    $       2,193,376
                                                     =================    =================
    Shares of beneficial interest ................             596,081              174,311
                                                     =================    =================
    Net asset value, offering and redemption
     price per share .............................   $           11.55    $           12.58
                                                     =================    =================

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

                                                                CORE PLUS BOND                           GOVERNMENT
                                                                     FUND                              SECURITIES FUND
                                                     -----------------------------------    ------------------------------------
                                                      FOR THE PERIOD                         FOR THE PERIOD
                                                     JANUARY 1, 2003                        JANUARY 1, 2003
                                                         THROUGH           YEAR ENDED           THROUGH            YEAR ENDED
                                                       SEPTEMBER 30,      DECEMBER 31,        SEPTEMBER 30,       DECEMBER 31,
                                                           2003               2002                2003                2002
                                                     ----------------   ----------------    ----------------    ----------------
INVESTMENT INCOME
  Dividends ......................................   $             --   $             --    $             --    $             --
  Interest .......................................         13,410,555         21,719,386           3,115,863           4,694,881
  Securities lending income ......................             25,490             83,135               8,332              12,645
  Less net foreign taxes withheld ................                 --                 --                  --                  --
                                                     ----------------   ----------------    ----------------    ----------------
                                                           13,436,045         21,802,521           3,124,195           4,707,526
                                                     ----------------   ----------------    ----------------    ----------------
  Expenses
    Management fees ..............................            995,746          1,317,903             394,280             502,700
    Service and distribution fees - Class A ......            263,615            397,181             139,173             177,887
    Service and distribution fees - Class B ......          1,147,439          1,314,367             129,149             142,039
    Service and distribution fees - Class C ......             62,083            103,081                  --                  --
    Trustees' fees and expenses ..................             50,068             13,603              23,441               4,721
    Accounting and administrative ................            195,955            181,783              58,828              52,701
    Custodian ....................................             58,142            102,256              31,928              46,353
    Transfer agent fees - Class A, Class B,
     Class C .....................................            914,271          1,054,730             149,894             196,764
    Transfer agent fees - Class Y ................             14,203             17,483               3,103               6,057
    Audit and tax services .......................             38,619             41,113              31,621              33,910
    Legal ........................................             25,740             25,405              13,139               8,350
    Shareholder reporting ........................             84,219             81,741              28,876              14,864
    Registration .................................             43,320             48,063              24,919              35,888
    Miscellaneous ................................             14,671             16,071               7,005               6,492
                                                     ----------------   ----------------    ----------------    ----------------
  Total expenses .................................          3,908,091          4,714,780           1,035,356           1,228,726
    Less reimbursement/waiver ....................                 --                 --                  --                  --
                                                     ----------------   ----------------    ----------------    ----------------
  Net expenses ...................................          3,908,091          4,714,780           1,035,356           1,228,726
                                                     ----------------   ----------------    ----------------    ----------------
  Net investment income ..........................          9,527,954         17,087,741           2,088,839           3,478,800
                                                     ----------------   ----------------    ----------------    ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
  Investments - net ..............................          3,851,142        (18,249,823)          2,186,050           1,754,365
  Foreign currency transactions - net ............             13,541           (474,993)                 --                  --
Change in unrealized appreciation
 (depreciation) of:
  Investments - net ..............................          5,543,096          9,018,685          (1,862,032)          6,101,934
  Foreign currency transactions - net ............              6,867                948                  --                  --
                                                     ----------------   ----------------    ----------------    ----------------
Net realized and unrealized gain (loss) on
 investments and foreign currency
 transactions ....................................          9,414,646         (9,705,183)            324,018           7,856,299
                                                     ----------------   ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................   $     18,942,600   $      7,382,558    $      2,412,857    $     11,335,099
                                                     ================   ================    ================    ================

                                                                HIGH INCOME
                                                                   FUND
                                                     -----------------------------------
                                                      FOR THE PERIOD
                                                     JANUARY 1, 2003
                                                         THROUGH           YEAR ENDED
                                                       SEPTEMBER 30,      DECEMBER 31,
                                                           2003               2002
                                                     ----------------   ----------------
INVESTMENT INCOME
  Dividends ......................................   $          1,359   $         51,272
  Interest .......................................          3,459,069          5,975,219
  Securities lending income ......................             13,307             41,684
  Less net foreign taxes withheld ................                 --                 --
                                                     ----------------   ----------------
                                                            3,473,735          6,068,175
                                                     ----------------   ----------------
  Expenses
    Management fees ..............................            260,331            407,408
    Service and distribution fees - Class A ......             44,308             67,018
    Service and distribution fees - Class B ......            174,650            282,083
    Service and distribution fees - Class C ......             20,020             31,502
    Trustees' fees and expenses ..................             14,156              7,362
    Accounting and administrative ................             30,130             32,625
    Custodian ....................................             35,037             61,978
    Transfer agent fees - Class A, Class B,
     Class C .....................................             96,392            161,543
    Transfer agent fees - Class Y ................                 --                 --
    Audit and tax services .......................             45,593             43,680
    Legal ........................................              6,514              3,938
    Shareholder reporting ........................             22,083             12,894
    Registration .................................             25,658             34,364
    Miscellaneous ................................              6,883              6,821
                                                     ----------------   ----------------
  Total expenses .................................            781,755          1,153,216
    Less reimbursement/waiver ....................                 --                 --
                                                     ----------------   ----------------
  Net expenses ...................................            781,755          1,153,216
                                                     ----------------   ----------------
  Net investment income ..........................          2,691,980          4,914,959
                                                     ----------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
  Investments - net ..............................          1,766,058        (20,594,051)
  Foreign currency transactions - net ............                 --                 --
Change in unrealized appreciation
 (depreciation) of:
  Investments - net ..............................          4,199,027          9,402,597
  Foreign currency transactions - net ............                 --                 --
                                                     ----------------   ----------------
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions ...          5,965,085        (11,191,454)
                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................   $      8,657,065   $     (6,276,495)
                                                     ================   ================

See accompanying notes to financial statements.

                                                              LIMITED TERM U.S.                       STRATEGIC INCOME
                                                               GOVERNMENT FUND                              FUND
                                                     -----------------------------------    ------------------------------------
                                                      FOR THE PERIOD                         FOR THE PERIOD
                                                     JANUARY 1, 2003                        JANUARY 1, 2003
                                                         THROUGH           YEAR ENDED           THROUGH            YEAR ENDED
                                                       SEPTEMBER 30,      DECEMBER 31,        SEPTEMBER 30,       DECEMBER 31,
                                                           2003               2002                2003                2002
                                                     ----------------   ----------------    ----------------    ----------------
INVESTMENT INCOME
  Dividends ......................................   $             --   $             --    $      1,177,547    $      1,095,855
  Interest .......................................          4,159,692          6,797,682          14,446,654          17,835,698
  Securities lending income ......................              7,315             21,533              17,252              36,471
  Less net foreign taxes withheld ................                 --                 --             (24,014)            (34,444)
                                                     ----------------   ----------------    ----------------    ----------------
                                                            4,167,007          6,819,215          15,617,439          18,933,580
                                                     ----------------   ----------------    ----------------    ----------------
  Expenses
    Management fees ..............................            628,035            774,861           1,282,724           1,404,810
    Service and distribution fees - Class A ......            301,134            373,753             212,541             226,621
    Service and distribution fees - Class B ......            119,150            144,101             825,818             984,230
    Service and distribution fees - Class C ......             65,626             68,615             325,425             277,462
    Trustees' fees and expenses ..................             23,202             11,830              32,622              15,683
    Accounting and administrative ................             89,774             78,121             162,160             124,140
    Custodian ....................................             40,914             70,017              74,674             119,059
    Transfer agent fees - Class A, Class B,
     Class C .....................................            200,540            290,059             389,066             512,586
    Transfer agent fees - Class Y ................              5,666              7,891               1,181                 656
    Audit and tax services .......................             31,669             33,997              47,757              45,980
    Legal ........................................             14,985             13,532              20,804              19,971
    Shareholder reporting ........................             37,554             16,188              66,348              33,801
    Registration .................................             32,613             47,216              36,280              45,767
    Miscellaneous ................................              8,780              8,232              19,733              16,444
                                                     ----------------   ----------------    ----------------    ----------------
  Total expenses .................................          1,599,642          1,938,413           3,497,133           3,827,210
    Less reimbursement/waiver ....................                 --                 --             (69,643)                 --
                                                     ----------------   ----------------    ----------------    ----------------
  Net expenses ...................................          1,599,642          1,938,413           3,427,490           3,827,210
                                                     ----------------   ----------------    ----------------    ----------------
  Net investment income ..........................          2,567,365          4,880,802          12,189,949          15,106,370
                                                     ----------------   ----------------    ----------------    ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
  Investments - net ..............................          1,309,685          2,104,690          (5,012,440)        (21,138,332)
  Foreign currency transactions - net ............                 --                 --             458,794            (109,875)
Change in unrealized appreciation
 (depreciation) of:
  Investments - net ..............................         (2,298,347)         3,563,852          47,693,301          36,446,412
  Foreign currency transactions - net ............                 --                 --              14,283             114,313
                                                     ----------------   ----------------    ----------------    ----------------
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions ...           (988,662)         5,668,542          43,153,938          15,312,518
                                                     ----------------   ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................   $      1,578,703   $     10,549,344    $     55,343,887    $     30,418,888
                                                     ================   ================    ================    ================

                 See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CORE PLUS BOND
                                                                               FUND
                                                     --------------------------------------------------------
                                                      FOR THE PERIOD
                                                     JANUARY 1, 2003
                                                         THROUGH            YEAR ENDED          YEAR ENDED
                                                       SEPTEMBER 30,       DECEMBER 31,        DECEMBER 31,
                                                           2003                2002                2001
                                                     ----------------    ----------------    ----------------
FROM OPERATIONS:
  Net investment income ..........................   $      9,527,954    $     17,087,741    $     19,095,393
  Net realized gain (loss) on investments and
   foreign currency transactions .................          3,864,683         (18,724,816)         (2,966,830)
  Net change in unrealized appreciation
   (depreciation) of investments .................          5,549,963           9,019,633           5,153,817
                                                     ----------------    ----------------    ----------------
  Increase (decrease) in net assets resulting
   from operations ...............................         18,942,600           7,382,558          21,282,380
                                                     ----------------    ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A ......................................         (4,447,575)         (8,791,213)        (11,319,336)
    Class B ......................................         (4,047,373)         (6,316,934)         (6,512,472)
    Class C ......................................           (220,936)           (498,081)           (697,417)
    Class Y ......................................           (668,802)         (1,050,339)         (1,060,888)
                                                     ----------------    ----------------    ----------------
                                                           (9,384,686)        (16,656,567)        (19,590,113)
                                                     ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE TRANSACTIONS .........         (5,058,236)         (4,698,171)         26,608,353
                                                     ----------------    ----------------    ----------------
  Total increase (decrease) in net assets ........          4,499,678         (13,972,180)         28,300,620
                                                     ----------------    ----------------    ----------------
NET ASSETS
  Beginning of period ............................        316,205,282         330,177,462         301,876,842
                                                     ----------------    ----------------    ----------------
  End of period ..................................   $    320,704,960    $    316,205,282    $    330,177,462
                                                     ================    ================    ================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME ...........................   $      1,397,403    $        127,794    $       (357,817)
                                                     ================    ================    ================

                                                                            GOVERNMENT
                                                                         SECURITIES FUND
                                                     --------------------------------------------------------
                                                      FOR THE PERIOD
                                                     JANUARY 1, 2003
                                                         THROUGH            YEAR ENDED          YEAR ENDED
                                                       SEPTEMBER 30,       DECEMBER 31,        DECEMBER 31,
                                                           2003                2002                2001
                                                     ----------------    ----------------    ----------------
FROM OPERATIONS:
  Net investment income ..........................   $      2,088,839    $      3,478,800    $      3,808,000
  Net realized gain (loss) on investments and
   foreign currency transactions .................          2,186,050           1,754,365           2,078,357
  Net change in unrealized appreciation
   (depreciation) of investments .................         (1,862,032)          6,101,934          (1,860,288)
                                                     ----------------    ----------------    ----------------
  Increase (decrease) in net assets resulting
   from operations ...............................          2,412,857          11,335,099           4,026,069
                                                     ----------------    ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A ......................................         (2,185,576)         (3,186,452)         (3,439,102)
    Class B ......................................           (410,467)           (530,909)           (486,651)
    Class C ......................................                 --                  --                  --
    Class Y ......................................           (133,483)           (289,414)           (245,868)
                                                     ----------------    ----------------    ----------------
                                                           (2,729,526)         (4,006,775)         (4,171,621)
                                                     ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE TRANSACTIONS .........        (12,801,156)          4,088,509           2,920,494
                                                     ----------------    ----------------    ----------------
  Total increase (decrease) in net assets ........        (13,117,825)         11,416,833           2,774,942
                                                     ----------------    ----------------    ----------------
NET ASSETS
  Beginning of period ............................        100,037,575          88,620,742          85,845,800
                                                     ----------------    ----------------    ----------------
  End of period ..................................   $     86,919,750    $    100,037,575    $     88,620,742
                                                     ================    ================    ================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME ...........................   $        (18,577)   $        (16,246)   $         23,904
                                                     ================    ================    ================

See accompanying notes to financial statements.

                                                                            HIGH INCOME
                                                                               FUND
                                                     --------------------------------------------------------
                                                      FOR THE PERIOD
                                                     JANUARY 1, 2003
                                                         THROUGH            YEAR ENDED          YEAR ENDED
                                                       SEPTEMBER 30,       DECEMBER 31,        DECEMBER 31,
                                                           2003                2002                2001
                                                     ----------------    ----------------    ----------------
FROM OPERATIONS:
  Net investment income ..........................   $      2,691,980    $      4,914,959    $      9,962,123
  Net realized gain (loss) on investments and
   foreign currency transactions .................          1,766,058         (20,594,051)        (35,337,692)
  Net change in unrealized appreciation
   (depreciation) of investments .................          4,199,027           9,402,597          15,823,831
                                                     ----------------    ----------------    ----------------
  Increase (decrease) in net assets resulting
   from operations ...............................          8,657,065          (6,276,495)         (9,551,738)
                                                     ----------------    ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A ......................................         (1,358,749)         (2,389,509)         (4,869,014)
    Class B ......................................         (1,211,401)         (2,310,655)         (4,708,520)
    Class C ......................................           (138,738)           (257,610)           (516,760)
    Class Y ......................................                 --                  --                  --
                                                     ----------------    ----------------    ----------------
                                                           (2,708,888)         (4,957,774)        (10,094,294)
                                                     ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE TRANSACTIONS .........         (3,967,380)        (13,012,003)         (8,138,375)
                                                     ----------------    ----------------    ----------------
  Total increase (decrease) in net assets ........          1,980,797         (24,246,272)        (27,784,407)
                                                     ----------------    ----------------    ----------------
NET ASSETS
  Beginning of period ............................         48,090,976          72,337,248         100,121,655
                                                     ----------------    ----------------    ----------------
  End of period ..................................   $     50,071,773    $     48,090,976    $     72,337,248
                                                     ================    ================    ================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME ...........................   $       (111,575)   $       (128,268)   $       (118,997)
                                                     ================    ================    ================

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         LIMITED TERM U.S.
                                                                          GOVERNMENT FUND
                                                     --------------------------------------------------------
                                                      FOR THE PERIOD
                                                     JANUARY 1, 2003
                                                         THROUGH            YEAR ENDED          YEAR ENDED
                                                       SEPTEMBER 30        DECEMBER 31,        DECEMBER 31,
                                                           2003                2002                2001
                                                     ----------------    ----------------    ----------------
FROM OPERATIONS:
  Net investment income ..........................   $      2,567,365    $      4,880,802    $      6,144,504
  Net realized gain (loss) on investments and
   foreign currency transactions .................          1,309,685           2,104,690           3,333,647
  Net change in unrealized appreciation
   (depreciation) of investments .................         (2,298,347)          3,563,852            (296,704)
                                                     ----------------    ----------------    ----------------
  Increase (decrease) in net assets resulting
   from operations ...............................          1,578,703          10,549,344           9,181,447
                                                     ----------------    ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A ......................................         (3,580,991)         (4,982,529)         (5,640,601)
    Class B ......................................           (420,988)           (580,172)           (537,161)
    Class C ......................................           (230,278)           (272,616)           (301,631)
    Class Y ......................................           (261,630)           (402,890)           (173,303)
                                                     ----------------    ----------------    ----------------
                                                           (4,493,887)         (6,238,207)         (6,652,696)
                                                     ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE TRANSACTIONS .........         11,483,457           1,774,899         (10,319,170)
                                                     ----------------    ----------------    ----------------
  Total increase (decrease) in net assets ........          8,568,273           6,086,036          (7,790,419)
                                                     ----------------    ----------------    ----------------
NET ASSETS
  Beginning of period ............................        138,884,342         132,798,306         140,588,725
                                                     ----------------    ----------------    ----------------
  End of period ..................................   $    147,452,615    $    138,884,342    $    132,798,306
                                                     ================    ================    ================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME ...........................   $       (122,089)   $       (116,800)   $       (105,749)
                                                     ================    ================    ================

                                                                         STRATEGIC INCOME
                                                                               FUND
                                                     --------------------------------------------------------
                                                      FOR THE PERIOD
                                                     JANUARY 1, 2003
                                                         THROUGH            YEAR ENDED          YEAR ENDED
                                                       SEPTEMBER 30        DECEMBER 31,        DECEMBER 31,
                                                           2003                2002                2001
                                                     ----------------    ----------------    ----------------
FROM OPERATIONS:
  Net investment income ..........................   $     12,189,949    $     15,106,370    $     21,144,478
  Net realized gain (loss) on investments and
   foreign currency transactions .................         (4,553,646)        (21,248,207)        (15,296,601)
  Net change in unrealized appreciation
   (depreciation) of investments .................         47,707,584          36,560,725          (7,360,361)
                                                     ----------------    ----------------    ----------------
  Increase (decrease) in net assets resulting
   from operations ...............................         55,343,887          30,418,888          (1,512,484)
                                                     ----------------    ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income
    Class A ......................................         (6,332,331)         (5,702,309)         (9,377,635)
    Class B ......................................         (5,143,216)         (5,565,705)         (9,064,495)
    Class C ......................................         (2,069,124)         (1,567,724)         (2,749,603)
    Class Y ......................................            (95,199)            (42,564)            (36,701)
                                                     ----------------    ----------------    ----------------
                                                          (13,639,870)        (12,878,302)        (21,228,434)
                                                     ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE TRANSACTIONS .........         66,108,057         (23,656,108)        (26,303,974)
                                                     ----------------    ----------------    ----------------
  Total increase (decrease) in net assets ........        107,812,074          (6,115,522)        (49,044,892)
                                                     ----------------    ----------------    ----------------
NET ASSETS
  Beginning of period ............................        219,568,771         225,684,293         274,729,185
                                                     ----------------    ----------------    ----------------
  End of period ..................................   $    327,380,845    $    219,568,771    $    225,684,293
                                                     ================    ================    ================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME ...........................   $      2,204,718    $      3,205,477    $      1,417,755
                                                     ================    ================    ================

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                     -------------------------------------------   ----------------------------------------------
                        NET ASSET
                          VALUE,                      NET REALIZED                    DIVIDENDS     DISTRIBUTIONS
                        BEGINNING       NET          AND UNREALIZED   TOTAL FROM        FROM          FROM NET
                            OF       INVESTMENT      GAIN (LOSS) ON   INVESTMENT   NET INVESTMENT     REALIZED         TOTAL
                        THE PERIOD     INCOME         INVESTMENTS     OPERATIONS       INCOME       CAPITAL GAINS   DISTRIBUTIONS
                        ----------   ----------      --------------   ----------   --------------   -------------   -------------
CORE PLUS BOND FUND
    CLASS A
  09/30/2003(f)         $    11.28   $     0.37(c)   $         0.34   $     0.71   $        (0.36)  $          --   $       (0.36)
  12/31/2002                 11.59         0.63(c)            (0.32)        0.31            (0.62)             --           (0.62)
  12/31/2001(d)              11.52         0.73                0.10         0.83            (0.76)             --           (0.76)
  12/31/2000                 11.51         0.78                0.03         0.81            (0.80)             --           (0.80)
  12/31/1999                 12.36         0.81               (0.86)       (0.05)           (0.79)          (0.01)          (0.80)
  12/31/1998                 12.39         0.81                0.15         0.96            (0.81)          (0.18)          (0.99)

    CLASS B
  09/30/2003(f)              11.28         0.30(c)             0.34         0.64            (0.30)             --           (0.30)
  12/31/2002                 11.59         0.55(c)            (0.32)        0.23            (0.54)             --           (0.54)
  12/31/2001(d)              11.51         0.64                0.10         0.74            (0.66)             --           (0.66)
  12/31/2000                 11.51         0.70                0.02         0.72            (0.72)             --           (0.72)
  12/31/1999                 12.36         0.72               (0.86)       (0.14)           (0.70)          (0.01)          (0.71)
  12/31/1998                 12.39         0.71                0.15         0.86            (0.71)          (0.18)          (0.89)

    CLASS C
  09/30/2003(f)              11.29         0.30(c)             0.34         0.64            (0.30)             --           (0.30)
  12/31/2002                 11.60         0.55(c)            (0.32)        0.23            (0.54)             --           (0.54)
  12/31/2001(d)              11.52         0.65                0.09         0.74            (0.66)             --           (0.66)
  12/31/2000                 11.52         0.70                0.02         0.72            (0.72)             --           (0.72)
  12/31/1999                 12.37         0.72               (0.86)       (0.14)           (0.70)          (0.01)          (0.71)
  12/31/1998                 12.40         0.71                0.15         0.86            (0.71)          (0.18)          (0.89)

    CLASS Y
  09/30/2003(f)              11.33         0.41(c)             0.35         0.76            (0.40)             --           (0.40)
  12/31/2002                 11.63         0.69(c)            (0.32)        0.37            (0.67)             --           (0.67)
  12/31/2001(d)              11.54         0.79                0.10         0.89            (0.80)             --           (0.80)
  12/31/2000                 11.54         0.83                0.01         0.84            (0.84)             --           (0.84)
  12/31/1999                 12.38         0.85               (0.86)       (0.01)           (0.82)          (0.01)          (0.83)
  12/31/1998                 12.41         0.84                0.15         0.99            (0.84)          (0.18)          (1.02)

GOVERNMENT SECURITIES
 FUND
    CLASS A
  09/30/2003(f)         $    12.12   $     0.26(c)   $         0.06   $     0.32   $        (0.35)  $          --      $    (0.35)
  12/31/2002                 11.18         0.45(c)             1.01         1.46            (0.52)             --           (0.52)
  12/31/2001(d)              11.18         0.50                0.05         0.55            (0.55)             --           (0.55)
  12/31/2000                 10.47         0.62                0.69         1.31            (0.60)             --           (0.60)
  12/31/1999                 11.90         0.67               (1.42)       (0.75)           (0.68)             --           (0.68)
  12/31/1998                 11.56         0.68                0.33         1.01            (0.67)             --           (0.67)

    CLASS B
  09/30/2003(f)              12.12         0.20(c)             0.07         0.27            (0.29)             --           (0.29)
  12/31/2002                 11.17         0.36(c)             1.02         1.38            (0.43)             --           (0.43)
  12/31/2001(d)              11.18         0.42                0.03         0.45            (0.46)             --           (0.46)
  12/31/2000                 10.47         0.54                0.69         1.23            (0.52)             --           (0.52)
  12/31/1999                 11.90         0.59               (1.42)       (0.83)           (0.60)             --           (0.60)
  12/31/1998                 11.56         0.58                0.34         0.92            (0.58)             --           (0.58)

                                                                  RATIOS TO AVERAGE
                                                                     NET ASSETS:
                                                                ---------------------
                        NET ASSET                 NET ASSETS,                  NET
                          VALUE,      TOTAL         END OF                 INVESTMENT   PORTFOLIO
                          END OF     RETURN       THE PERIOD    EXPENSES     INCOME      TURNOVER
                        THE PERIOD   (%)(a)          (000)       (%)(b)      (%)(b)      RATE (%)
                        ----------   -------      -----------   --------   ----------   ---------
CORE PLUS BOND FUND
    CLASS A
  09/30/2003(f)         $    11.63       6.4      $   133,887       1.28         4.31          61
  12/31/2002                 11.28       2.8          147,647       1.18         5.65          65
  12/31/2001(d)              11.59       7.2          173,836       1.09         6.26          84
  12/31/2000                 11.52       7.4          174,969       1.04         7.03          83
  12/31/1999                 11.51      (0.3)         213,769       0.97         6.87          63
  12/31/1998                 12.36       8.0          221,799       1.01         6.44          65

    CLASS B
  09/30/2003(f)              11.62       5.8          161,317       2.03         3.55          61
  12/31/2002                 11.28       2.1          141,188       1.93         4.90          65
  12/31/2001(d)              11.59       6.5          127,520       1.84         5.49          84
  12/31/2000                 11.51       6.5          100,353       1.79         6.28          83
  12/31/1999                 11.51      (1.1)          89,213       1.72         6.12          63
  12/31/1998                 12.36       7.2           64,240       1.76         5.69          65

    CLASS C
  09/30/2003(f)              11.63       5.8            7,612       2.03         3.55          61
  12/31/2002                 11.29       2.1            9,024       1.93         4.90          65
  12/31/2001(d)              11.60       6.5           11,470       1.84         5.52          84
  12/31/2000                 11.52       6.5           12,541       1.79         6.28          83
  12/31/1999                 11.52      (1.1)          14,872       1.72         6.12          63
  12/31/1998                 12.37       7.2            8,969       1.76         5.69          65

    CLASS Y
  09/30/2003(f)              11.69       6.9           17,889       0.73         4.85          61
  12/31/2002                 11.33       3.5           18,346       0.67         6.15          65
  12/31/2001(d)              11.63       7.8           17,351       0.67         6.68          84
  12/31/2000                 11.54       7.6           14,013       0.67         7.40          83
  12/31/1999                 11.54      (0.0)(e)       10,320       0.72         7.12          63
  12/31/1998                 12.38       8.2            9,289       0.76         6.69          65

GOVERNMENT SECURITIES
  FUND
    CLASS A
  09/30/2003(f)         $    12.09       2.7      $    68,882       1.33         3.03          41
  12/31/2002                 12.12      13.4           76,338       1.25         3.90          52
  12/31/2001(d)              11.18       4.9           70,551       1.39         4.46         317
  12/31/2000                 11.18      12.9           70,909       1.41         5.69         622
  12/31/1999                 10.47      (6.4)          84,904       1.36         6.00         313
  12/31/1998                 11.90       9.0          103,032       1.38         5.80         106

    CLASS B
  09/30/2003(f)              12.10       2.2           15,101       2.08         2.29          41
  12/31/2002                 12.12      12.6           16,878       2.00         3.15          52
  12/31/2001(d)              11.17       4.1           13,249       2.14         3.71         317
  12/31/2000                 11.18      12.1           10,343       2.16         4.94         622
  12/31/1999                 10.47      (7.1)           9,430       2.11         5.25         313
  12/31/1998                 11.90       8.2            9,657       2.13         5.05         106

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 for Class B and $.01 for Class C share and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68%
     for Class Y. For Government Securities Fund, the effect of this change was to decrease net investment income per share by $0.05 for Class A and $0.04 for Class B and to decrease the ratio of net investment income to average net assets from 4.85% to 4.46% for Class A and 4.10% to 3.71% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)  Amount is less than one tenth of one percent.
(f)  For the nine months ended September 30, 2003.

                 See accompanying notes to financial statements.

For a share outstanding throughout each period

                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                           -----------------------------------------  --------------------------------------------
                               NET ASSET
                                 VALUE,                    NET REALIZED                 DIVIDENDS     DISTRIBUTIONS
                               BEGINNING       NET        AND UNREALIZED  TOTAL FROM       FROM         FROM NET
                                   OF      INVESTMENT     GAIN (LOSS) ON  INVESTMENT  NET INVESTMENT    REALIZED         TOTAL
                               THE PERIOD    INCOME        INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS
                               ----------  ----------     --------------  ----------  --------------  -------------  -------------
GOVERNMENT SECURITIES FUND
 (continued)
    CLASS Y
  09/30/2003(e)                $    12.11  $     0.31(c)  $         0.04  $     0.35  $        (0.39) $          --  $       (0.39)
  12/31/2002                        11.17        0.49(c)            1.00        1.49           (0.55)            --          (0.55)
  12/31/2001(d)                     11.17        0.55               0.04        0.59           (0.59)            --          (0.59)
  12/31/2000                        10.44        0.65               0.71        1.36           (0.63)            --          (0.63)
  12/31/1999                        11.88        0.70              (1.43)      (0.73)          (0.71)            --          (0.71)
  12/31/1998                        11.54        0.72               0.32        1.04           (0.70)            --          (0.70)

HIGH INCOME FUND*
    CLASS A
  09/30/2003(e)                $     4.12  $     0.25(c)  $         0.53  $     0.78  $        (0.25) $          --  $       (0.25)
  12/31/2002                         4.94        0.39(c)           (0.82)      (0.43)          (0.39)            --          (0.39)
  12/31/2001(d)                      6.21        0.66              (1.25)      (0.59)          (0.68)            --          (0.68)
  12/31/2000                         8.30        0.86              (2.11)      (1.25)          (0.84)            --          (0.84)
  12/31/1999                         8.86        0.89              (0.54)       0.35           (0.91)            --          (0.91)
  12/31/1998                         9.94        0.92              (1.08)      (0.16)          (0.92)            --          (0.92)

    CLASS B
  09/30/2003(e)                      4.12        0.23(c)            0.53        0.76           (0.23)            --          (0.23)
  12/31/2002                         4.95        0.36(c)           (0.83)      (0.47)          (0.36)            --          (0.36)
  12/31/2001(d)                      6.22        0.62              (1.26)      (0.64)          (0.63)            --          (0.63)
  12/31/2000                         8.30        0.81              (2.11)      (1.30)          (0.78)            --          (0.78)
  12/31/1999                         8.85        0.82              (0.53)       0.29           (0.84)            --          (0.84)
  12/31/1998                         9.93        0.85              (1.08)      (0.23)          (0.85)            --          (0.85)

    CLASS C
  09/30/2003(e)                      4.12        0.23(c)            0.53        0.76           (0.23)            --          (0.23)
  12/31/2002                         4.94        0.36(c)           (0.82)      (0.46)          (0.36)            --          (0.36)
  12/31/2001(d)                      6.22        0.61              (1.26)      (0.65)          (0.63)            --          (0.63)
  12/31/2000                         8.30        0.81              (2.11)      (1.30)          (0.78)            --          (0.78)
  12/31/1999                         8.85        0.82              (0.53)       0.29           (0.84)            --          (0.84)
  12/31/1998(f)                      9.96        0.69              (1.08)      (0.39)          (0.72)            --          (0.72)

LIMITED TERM U.S. GOVERNMENT
 FUND**
    CLASS A
  09/30/2003(e)                $    11.73  $     0.21(c)  $        (0.07) $     0.14  $        (0.36) $          --  $       (0.36)
  12/31/2002                        11.36        0.42(c)            0.49        0.91           (0.54)            --          (0.54)
  12/31/2001(d)                     11.16        0.51               0.25        0.76           (0.56)            --          (0.56)
  12/31/2000                        10.97        0.69               0.20        0.89           (0.70)            --          (0.70)
  12/31/1999                        11.70        0.66              (0.74)      (0.08)          (0.65)            --          (0.65)
  12/31/1998                        11.64        0.67               0.06        0.73           (0.67)            --          (0.67)

                                                                                  RATIOS TO AVERAGE NET
                                                                                         ASSETS:
                                                                                  ---------------------
                                              NET ASSET             NET ASSETS,                  NET
                                               VALUE,      TOTAL      END OF                 INVESTMENT   PORTFOLIO
                                               END OF     RETURN    THE PERIOD    EXPENSES     INCOME      TURNOVER
                                             THE PERIOD   (%)(a)       (000)       (%)(b)      (%)(b)     RATE (%)
                                             ----------   -------   -----------   --------   ----------   ---------
GOVERNMENT SECURITIES FUND (continued)
    CLASS Y
  09/30/2003(e)                              $    12.07       2.9   $     2,936       0.96         3.40          41
  12/31/2002                                      12.11      13.7         6,822       0.87         4.28          52
  12/31/2001(d)                                   11.17       5.3         4,821       1.00         4.85         317
  12/31/2000                                      11.17      13.5         4,593       1.01         6.09         622
  12/31/1999                                      10.44      (6.3)        2,754       1.11         6.25         313
  12/31/1998                                      11.88       9.3         3,404       1.13         6.05         106

HIGH INCOME FUND*
    CLASS A
  09/30/2003(e)                              $     4.65      19.5   $    23,809       1.71         7.62          41
  12/31/2002                                       4.12      (8.9)       22,454       1.58         8.85         114
  12/31/2001(d)                                    4.94     (10.7)       33,471       1.47        11.31          65
  12/31/2000                                       6.21     (16.1)       46,960       1.36        11.47          60
  12/31/1999                                       8.30       4.0        74,589       1.28        10.22          89
  12/31/1998                                       8.86      (1.8)       73,023       1.32         9.81          75

    CLASS B
  09/30/2003(e)                                    4.65      18.8        23,405       2.46         6.89          41
  12/31/2002                                       4.12      (9.7)       23,031       2.33         8.10         114
  12/31/2001(d)                                    4.95     (11.3)       34,713       2.22        10.56          65
  12/31/2000                                       6.22     (16.6)       47,793       2.11        10.72          60
  12/31/1999                                       8.30       3.3        70,218       2.03         9.47          89
  12/31/1998                                       8.85      (2.5)       60,322       2.07         9.06          75

    CLASS C
  09/30/2003(e)                                    4.65      18.8         2,858       2.46         6.89          41
  12/31/2002                                       4.12      (9.5)        2,605       2.33         8.10         114
  12/31/2001(d)                                    4.94     (11.5)        4,153       2.22        10.54          65
  12/31/2000                                       6.22     (16.6)        5,369       2.11        10.72          60
  12/31/1999                                       8.30       3.3         9,138       2.03         9.47          89
  12/31/1998(f)                                    8.85      (4.1)        7,732       2.07         9.06          75

LIMITED TERM U.S. GOVERNMENT FUND**
    CLASS A
  09/30/2003(e)                              $    11.51       1.2   $   117,225       1.37         2.41          53
  12/31/2002                                      11.73       8.2       106,013       1.35         3.66          88
  12/31/2001(d)                                   11.36       6.9       109,189       1.42         4.52         275
  12/31/2000                                      11.16       8.3       118,833       1.40         6.18         384
  12/31/1999                                      10.97      (0.7)      149,756       1.33         5.91         400
  12/31/1998                                      11.70       6.5       194,032       1.31         5.81       1,376

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Government Securities Fund was to decrease net investment income per share by $0.04 for Class Y and to decrease the ratio of net investment income to average net assets from 5.24% to 4.85% for Class Y. The effect of this change for the year ended December 31, 2001 for the High Income Fund was to decrease net investment income per share by $.01 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A, 10.64% to 10.56% for Class B and 10.63% to 10.54% for
     Class C. For Limited Term U.S. Government Fund, the effect of this change was to decrease net investment income per share by $0.04 for Class A and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)  For the nine months ended September 30, 2003.
(f)  For the period March 2, 1998 (inception) to December 31, 1998.
* The financial information for the periods shown reflects the financial information for the CDC Nvest High Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for the periods shown reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A shares, which were reorganized into Class A shares of the Loomis Sayles Limited Term U.S. Government Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                 See accompanying notes to financial statements.

For a share outstanding throughout each period

                                       INCOME (LOSS) FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                       -----------------------------------------  --------------------------------------------
                           NET ASSET
                             VALUE,                    NET REALIZED                  DIVIDENDS    DISTRIBUTIONS
                           BEGINNING      NET         AND UNREALIZED  TOTAL FROM       FROM          FROM NET
                               OF      INVESTMENT     GAIN (LOSS) ON  INVESTMENT  NET INVESTMENT     REALIZED        TOTAL
                           THE PERIOD    INCOME        INVESTMENTS    OPERATIONS       INCOME     CAPITAL GAINS  DISTRIBUTIONS
                          -----------  ----------     --------------  ----------  --------------  -------------  -------------
LIMITED TERM U.S.
 GOVERNMENT FUND
 *(continued)
    CLASS B
  09/30/2003(d)           $     11.71  $     0.15(b)  $        (0.06) $     0.09  $        (0.31) $          --  $       (0.31)
  12/31/2002                    11.34        0.35(b)            0.48        0.83           (0.46)            --          (0.46)
  12/31/2001(c)                 11.14        0.44               0.24        0.68           (0.48)            --          (0.48)
  12/31/2000                    10.95        0.62               0.20        0.82           (0.63)            --          (0.63)
  12/31/1999                    11.69        0.59              (0.75)      (0.16)          (0.58)            --          (0.58)
  12/31/1998                    11.62        0.60               0.07        0.67           (0.60)            --          (0.60)

    CLASS C
  09/30/2003(d)                 11.72        0.15(b)           (0.06)       0.09           (0.31)            --          (0.31)
  12/31/2002                    11.35        0.35(b)            0.48        0.83           (0.46)            --          (0.46)
  12/31/2001(c)                 11.15        0.44               0.24        0.68           (0.48)            --          (0.48)
  12/31/2000                    10.96        0.62               0.20        0.82           (0.63)            --          (0.63)
  12/31/1999                    11.70        0.59              (0.75)      (0.16)          (0.58)            --          (0.58)
  12/31/1998                    11.63        0.60               0.07        0.67           (0.60)            --          (0.60)

    CLASS Y
  09/30/2003(d)                 11.78        0.25(b)           (0.08)       0.17           (0.40)            --          (0.40)
  12/31/2002                    11.41        0.48(b)            0.48        0.96           (0.59)            --          (0.59)
  12/31/01(c)                   11.20        0.56               0.26        0.82           (0.61)            --          (0.61)
  12/31/2000                    11.00        0.75               0.19        0.94           (0.74)            --          (0.74)
  12/31/1999                    11.73        0.70              (0.74)      (0.04)          (0.69)            --          (0.69)
  12/31/1998                    11.66        0.72               0.06        0.78           (0.71)            --          (0.71)

STRATEGIC INCOME FUND**
  CLASS A
  09/30/2003(d)           $     10.72  $     0.57(b)  $         1.93  $     2.50  $        (0.65) $          --  $       (0.65)
  12/31/2002                     9.88        0.75(b)            0.72        1.47           (0.63)            --          (0.63)
  12/31/2001(c)                 10.80        0.91(b)           (0.92)      (0.01)          (0.91)            --          (0.91)
  12/31/2000                    11.65        0.99(b)           (0.91)       0.08           (0.93)            --          (0.93)
  12/31/1999                    11.37        1.03               0.31        1.34           (1.02)         (0.04)         (1.06)
  12/31/1998                    13.42        1.05              (1.30)      (0.25)          (1.05)         (0.75)         (1.80)

  CLASS B
  09/30/2003(d)                 10.71        0.51(b)            1.92        2.43           (0.55)            --          (0.55)
  12/31/2002                     9.88        0.67(b)            0.73        1.40           (0.57)            --          (0.57)
  12/31/2001(c)                 10.79        0.83(b)           (0.90)      (0.07)          (0.84)            --          (0.84)
  12/31/2000                    11.65        0.90(b)           (0.91)      (0.01)          (0.85)            --          (0.85)
  12/31/1999                    11.37        0.94               0.31        1.25           (0.93)         (0.04)         (0.97)
  12/31/1998                    13.42        0.95              (1.30)      (0.35)          (0.95)         (0.75)         (1.70)

                                                                        RATIOS TO AVERAGE
                                                                           NET ASSETS:
                                                                      ---------------------
                                NET ASSET               NET ASSETS,                 NET
                                  VALUE,      TOTAL       END OF                 INVESTMENT   PORTFOLIO
                                  END OF      RETURN    THE PERIOD    EXPENSES     INCOME     TURNOVER
                                THE PERIOD    (%)(a)       (000)       (%)(e)      (%)(e)     RATE (%)
                                ----------   -------   ------------   --------   ----------   ---------
LIMITED TERM U.S. GOVERNMENT
 FUND *(continued)
    CLASS B
  09/30/2003(d)                 $    11.49       0.7   $     14,637       2.02         1.77          53
  12/31/2002                         11.71       7.5         16,263       2.00         3.01          88
  12/31/2001(c)                      11.34       6.2         14,317       2.07         3.85         275
  12/31/2000                         11.14       7.7         11,884       2.05         5.53         384
  12/31/1999                         10.95      (1.4)        14,601       1.98         5.26         400
  12/31/1998                         11.69       5.9         18,116       1.96         5.16       1,376

    CLASS C
  09/30/2003(d)                      11.50       0.7          8,704       2.02         1.77          53
  12/31/2002                         11.72       7.5          8,079       2.00         3.01          88
  12/31/2001(c)                      11.35       6.2          5,851       2.07         3.89         275
  12/31/2000                         11.15       7.7          6,617       2.05         5.53         384
  12/31/1999                         10.96      (1.4)         9,054       1.98         5.26         400
  12/31/1998                         11.70       5.9         13,962       1.96         5.16       1,376

    CLASS Y
  09/30/2003(d)                      11.55       1.5          6,886       0.93         2.87          53
  12/31/2002                         11.78       8.6          8,529       0.88         4.14          88
  12/31/01(c)                        11.41       7.4          3,441       0.95         4.98         275
  12/31/2000                         11.20       8.8          3,254       0.95         6.63         384
  12/31/1999                         11.00      (0.3)         7,086       0.98         6.26         400
  12/31/1998                         11.73       6.9          8,345       0.96         6.16       1,351

STRATEGIC INCOME FUND**
  CLASS A
  09/30/2003(d)                 $    12.57      23.7   $    140,576       1.28         6.49          27
  12/31/2002                         10.72      15.5         92,303       1.33         7.38          30
  12/31/2001(c)                       9.88      (0.1)        94,156       1.31         8.77          10
  12/31/2000                         10.80       0.7        116,986       1.24         8.73          13
  12/31/1999                         11.65      12.2        124,869       1.21         9.09          19
  12/31/1998                         11.37      (1.7)       127,306       1.19         8.33          33

  CLASS B
  09/30/2003(d)                      12.59      23.0        118,217       2.03         5.73          27
  12/31/2002                         10.71      14.6         98,501       2.08         6.63          30
  12/31/2001(c)                       9.88      (0.8)       102,159       2.06         8.02          10
  12/31/2000                         10.79      (0.2)       120,200       1.99         7.98          13
  12/31/1999                         11.65      11.3        127,723       1.96         8.34          19
  12/31/1998                         11.37      (2.5)       134,049       1.94         7.58          33

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Limited Term U.S. Government Fund was to decrease net investment income per share by $.04 for Class B, Class C and Class Y and to decrease the ratio of net investment income to average net assets from 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C and 5.34% to 4.98% for Class Y. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A and 8.03% to 8.02% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(d)  For the nine months ended September 30, 2003.
(e)  Computed on an annualized basis for periods less than one year.
* The financial information for the periods shown reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class B, Class C and Class Y shares, which were reorganized into Class B, Class C and Class Y shares, respectively, of the Loomis Sayles Limited Term U.S. Government Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for the periods shown reflects the financial information for CDC Nvest Strategic Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                 See accompanying notes to financial statements.

For a share outstanding throughout each period

                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                   ------------------------------------------   ----------------------------------------------
                       NET ASSET
                        VALUE,                     NET REALIZED                    DIVIDENDS     DISTRIBUTIONS
                       BEGINNING       NET        AND UNREALIZED   TOTAL FROM        FROM          FROM NET
                          OF       INVESTMENT     GAIN (LOSS) ON   INVESTMENT   NET INVESTMENT     REALIZED          TOTAL
                      THE PERIOD     INCOME         INVESTMENTS    OPERATIONS       INCOME       CAPITAL GAINS   DISTRIBUTIONS
                      ----------   ----------     --------------   ----------   --------------   -------------   -------------
STRATEGIC INCOME
 FUND* (continued)
    CLASS C
  09/30/2003(e)       $    10.70   $     0.50(b)  $         1.93   $     2.43   $        (0.55)  $          --   $       (0.55)
  12/31/2002                9.87         0.67(b)            0.73         1.40            (0.57)             --           (0.57)
  12/31/2001(c)            10.78         0.83(b)           (0.91)       (0.08)           (0.83)             --           (0.83)
  12/31/2000               11.64         0.90(b)           (0.91)       (0.01)           (0.85)             --           (0.85)
  12/31/1999               11.36         0.94               0.31         1.25            (0.93)          (0.04)          (0.97)
  12/31/1998               13.41         0.95              (1.30)       (0.35)           (0.95)          (0.75)          (1.70)

    CLASS Y
  09/30/2003(e)            10.74         0.60(b)            1.93         2.53            (0.69)             --           (0.69)
  12/31/2002                9.90         0.80(b)            0.71         1.51            (0.67)             --           (0.67)
  12/31/2001(c)            10.81         0.94(b)           (0.92)        0.02            (0.93)             --           (0.93)
  12/31/2000               11.65         0.96(b)           (0.84)        0.12            (0.96)             --           (0.96)
  12/31/1999(f)            11.45         0.86              (0.56)        0.30            (0.10)             --           (0.10)

                                                                 RATIOS TO AVERAGE NET
                                                                        ASSETS:
                                                              --------------------------------------
                         NET ASSET             NET ASSETS,
                           VALUE,      TOTAL     END OF                   NET INVESTMENT   PORTFOLIO
                           END OF     RETURN   THE PERIOD      EXPENSES       INCOME       TURNOVER
                         THE PERIOD   (%) (a)     (000)        (%) (g)        (%) (g)       RATE (%)
                         ---------- ---------- ------------   ----------  --------------   ---------
STRATEGIC INCOME FUND*
 (continued)
    CLASS C
  09/30/2003(e)          $    12.58     23.0   $    66,394         2.03             5.73          27
  12/31/2002                  10.70     14.7        27,727         2.08             6.63          30
  12/31/2001(c)                9.87     (0.8)       28,925         2.06             8.02          10
  12/31/2000                  10.78     (0.2)       37,208         1.99             7.98          13
  12/31/1999                  11.64     11.3        40,265         1.96             8.34          19
  12/31/1998                  11.36     (2.5)       45,457         1.94             7.58          33

    CLASS Y
  09/30/2003(e)               12.58     24.0         2,193         0.97             6.83          27
  12/31/2002                  10.74     15.9         1,039         0.94             7.77          30
  12/31/2001(c)                9.90      0.3           445         0.93             9.10          10
  12/31/2000                  10.81      1.0           335         0.90             9.07          13
  12/31/1999(f)               11.65      2.7            --(d)      0.96             9.34          19

(a) A contingent deferred sales charge for Class C shares is not reflected in total return calculations. Periods less than one year are not annualized.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(d)  Amount is less than $500.
(e)  For the nine months ended September 30, 2003.
(f)  For the period December 1, 1999 (inception) through December 31, 1999.
(g)  Computed on an annualized basis for periods less than one year.
* The financial information for the periods shown reflects the financial information for CDC Nvest Strategic Income Fund's Class C and Class Y shares, which were reorganized into Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                 See accompanying notes to financial statements.

                                    NOTES TO
                              FINANCIAL STATEMENTS

                          NOTES TO FINANCIAL STATEMENTS

For the Period Ended September 30, 2003

1. Organization. CDC Nvest Funds Trust I and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to certain taxable fixed income funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports. The following table provides a list of the Funds included in this report.

CDC Nvest Funds Trust I:
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund"), formerly CDC Nvest Bond Income Fund
Loomis Sayles Government Securities Fund (the "Government Securities Fund"), formerly CDC Nvest Government Securities Fund

Loomis Sayles Funds II:
Loomis Sayles High Income Fund (the "High Income Fund"), formerly CDC Nvest High Income Fund
Loomis Sayles Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund"), formerly CDC Nvest Limited Term U.S. Government Fund
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund"), formerly CDC Nvest Strategic Income Fund

In June, 2003, the Board of Trustees of the CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trusts III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts") approved new Trustees for the Trusts in connection with the integration of the CDC Nvest Funds Trusts with Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts"). This approval resulted in a combined Board of Trustees for the CDC Funds Trusts and Loomis Sayles Fund Trusts.

After the close of business on September 12, 2003, CDC Nvest High Income Fund was reorganized into High Income Fund, a newly established series of Loomis Sayles Funds II, pursuant to a plan of reorganization approved by its shareholders on August 28, 2003. The financial statements of High Income Fund reflect the historical results of CDC Nvest High Income Fund.

After the close of business on September 12, 2003, CDC Nvest Limited Term U.S. Government Fund was reorganized into Limited Term U.S. Government Fund, a newly established series of Loomis Sayles Funds II, pursuant to a plan of reorganization approved by its shareholders on August 28, 2003. The financial statements of Limited Term U.S. Government Fund reflect the historical results of CDC Nvest Limited Term U.S. Government Fund.

After the close of business on September 12, 2003, CDC Nvest Strategic Income Fund was reorganized into Strategic Income Fund, a newly established series of Loomis Sayles Funds II, pursuant to a plan of reorganization approved by its shareholders on August 28, 2003. The financial statements of Strategic Income Fund reflect the historical results of CDC Nvest Strategic Income Fund.

Core Plus Bond Fund, Limited Term U.S. Government Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. Government Securities Fund offers Class A, Class B and Class Y shares. High Income Fund offers Class A, Class B, and Class C shares. Class A shares of all Funds except Limited Term U.S. Government Fund are sold with a maximum front end sales charge of 4.50%. Class A shares of Limited Term U.S. Government Fund are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares are sold with a maximum front end sales charge of 1.00%, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are apportioned based on the relative net assets of each of the Funds in the Trusts.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

For the Period Ended September 30, 2003

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, under the supervision of the Fund's Trustees.

Certain securities held by Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, capital loss carry-forwards, paydowns on mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

g. Other. Each Fund changed its fiscal year end from December 31st to September 30th.

For the Period Ended September 30, 2003

3. Purchases and Sales of Securities. For the period ended September 30, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

                                        U.S. Government/Agency            Other Securities
                                     ----------------------------    --------------------------
  Fund                                 Purchases        Sales          Purchases       Sales
---------------------------------    -------------  -------------    ------------  ------------
Core Plus Bond Fund                  $ 126,331,802  $ 127,126,583    $ 60,888,133  $ 69,945,307
Government Securities Fund              38,502,597     51,466,318              --            --
High Income Fund                                --             --      19,658,335    24,693,559
Limited Term U.S. Government Fund       88,021,756     76,250,886              --            --
Strategic Income Fund                    2,697,700      2,832,673     122,522,809    66,843,698

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each of the Funds. Prior to September 1, 2003, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") served as each Fund's investment adviser and Loomis Sayles served as each Fund's subadviser. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                              Percentage of Average Daily Net Assets
                                     ----------------------------------------------------------
                                         First           Next            Next          Next
  Fund                               $100 million    $100 million    $300 million  $500 million
---------------------------------    ------------    ------------    ------------  ------------
Core Plus Bond Fund                      0.250%          0.188%          0.188%        0.188%
Government Securities Fund               0.275%          0.275%          0.263%        0.250%
High Income Fund                         0.700%          0.700%          0.650%        0.650%
Limited Term U.S. Government Fund        0.570%          0.570%          0.545%        0.520%
Strategic Income Fund                    0.650%          0.650%          0.600%        0.600%

Prior to September 1, 2003, for Core Plus Bond Fund and Government Securities Fund, the management fee was 0.500% and 0.550% of the first $100 million of average daily net assets, 0.375% and 0.550% of average daily net assets of the next $100 million, 0.375% and 0.525% of average daily net assets of the next $300 million and 0.375% and 0.500% of average daily net assets of the next $500 million, respectively.

For the period ended September 30, 2003, the management fees for each Fund were as follows:

                                        Gross       Percentage of
                                      Management       Average
  Fund                                   Fee       Daily Net Assets*
---------------------------------    -----------   -----------------
Core Plus Bond Fund                  $   941,859        0.391%
Government Securities Fund               374,861        0.523%
High Income Fund                         260,331        0.700%
Limited Term U.S. Government Fund        628,035        0.570%
Strategic Income Fund                  1,282,724        0.637%
*Annualized

CDC IXIS Advisers serves as the advisory administrator to Core Plus Bond Fund and Government Securities Fund. Under the terms of the advisory administration agreements, effective September 1, 2003, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly based on each Fund's average daily net assets. Prior to September 1, 2003, these services were included in the management fee arrangements:

                                                Percentage of Average Daily Net Assets
                                     ------------------------------------------------------------
                                         First           Next            Next            Next
  Fund                                $100million    $100 million    $300 million    $500 million
---------------------------------    ------------    ------------    ------------    ------------
Core Plus Bond Fund                     0.2500%         0.1875%         0.1875%         0.1875%
Government Securities Fund              0.2750%         0.2750%         0.2625%         0.2500%

For the period ended September 30, 2003, Core Plus Bond Fund and Government Securities Fund paid $53,887 (0.022% of average daily net assets) and $19,419 (0.027% of average daily net assets), respectively. Management and advisory administration fees are combined in the statement of operations as management fees.

Loomis Sayles and CDC IXIS Advisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Certain officers and directors of Loomis Sayles and CDC IXIS Advisers are also Trustees of the Funds.

For the Period Ended September 30, 2003

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as sub-administrator. Pursuant to an agreement between the Trusts, CDC Nvest Funds Trust II, CDC Nvest Trust III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust, CDC Nvest Companies Trust I and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

               (1)  Percentage of Eligible Average Daily Net Assets

                       First        Next         Over
                    $5 billion   $5 billion   $10 billion
                    ----------   ----------   -----------
                      0.060%       0.050%        0.045%

               or

               (2) Each Fund's pro rata portion, based on eligible assets, of the annual aggregate minimum fee of $3.4 million.

For the period ended September 30, 2003, fees paid to CIS for accounting and administrative expense were as follows:

                                       Accounting
                                          And
  Fund                               Administrative
---------------------------------    --------------
Core Plus Bond Fund                  $      195,955
Government Securities Fund                   58,828
High Income Fund                             30,130
Limited Term U.S. Government Fund            89,774
Strategic Income Fund                       162,160

Effective October 1, 2003, each fund pays it's pro rata portion of the accounting and administrative fee allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts. The rates as a percentage of average daily net assets changed to 0.0675% on the first $5 billion in average daily net assets, 0.0625% on the next $5 billion in average daily net assets and 0.0500% on average daily net assets over $10 billion. The annual aggregate minimum fee changed to $5 million.

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

               (1) Annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets for Class A, Class B and Class C of accounts in load bond funds. Load bond funds consist of all bond funds in the CDC Nvest Funds Trusts, Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Investment Grade Bond Fund.

                        First           Next             Over
                    $1.2 billion   Next $5 billion   $6.2 billion
                    ------------   ---------------   ------------
                        0.142%         0.135%           0.130%

                    Class A, Class B and Class C shares are subject to a monthly class minimum of $1,500.

                    or

               (2) An allocated portion, based on eligible assets for the period September 15, 2003 through December 31, 2003, of an aggregate minimum fee of $382,986 (for the period January 1 through June 30, the annual aggregate minimum fee was $1.5 million. The annual aggregate minimum fee was reduced to $1.3 million on July 1).

Class Y pays service fees monthly at the higher amount based on an annual rate of 0.026% of average daily net assets or the minimum annual aggregate fee for all retail no load bond funds and load bond funds Class Y of $0.6 million. No load bond funds consist of Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund. Class Y is subject to a monthly class minimum of $1,250. Prior to September 15, 2003, Class Y paid service fees monthly at an annual rate of 0.10% of average daily net assets.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

For the Period Ended September 30, 2003

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the period ended September 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                     Transfer
  Fund                               Agent Fee
---------------------------------    ---------
Core Plus Bond Fund                  $ 250,569
Government Securities Fund             101,082
High Income Fund                        61,539
Limited Term U.S. Government Fund      156,896
Strategic Income Fund                  273,373

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. Also under the Class A Plan, Limited Term U.S. Government Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A shares as reimbursement for expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of the Fund's Class A shares.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the period ended September 30, 2003, the Funds paid the following service and distribution fees:

                                              Service Fee                  Distribution Fee
                                    ------------------------------  --------------------------------
                                     Class A    Class B   Class C   Class A     Class B     Class C
                                    ---------  ---------  --------  --------   ---------   ---------
Core Plus Bond Fund                 $ 263,615  $ 286,860  $ 15,521  $     --   $ 860,579   $  46,562
Government Securities Fund            139,173     32,287        --        --      96,862          --
High Income Fund                       44,308     43,663     5,005        --     130,987      15,015
Limited Term U.S. Government Fund     215,095     29,788    16,407    86,039      89,362      49,219
Strategic Income Fund                 212,541    206,455    81,356        --     619,363     244,069

Commissions (including contingent deferred sales charges) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the period ended September 30, 2003 were as follows:

  Fund
---------------------------------
Core Plus Bond Fund                 $ 373,167
Government Securities Fund            128,108
High Income Fund                       74,832
Limited Term U.S. Government Fund     172,226
Strategic Income Fund                 886,933

For the Period Ended September 30, 2003

e. Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee, who is a trustee of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional committee and board meeting, in excess of four meetings per year, at the rate of $1,750 and $4,500, respectively. Trustees who are trustees of the Loomis Sayles Funds Trusts but not the CDC Nvest Funds Trusts receive meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended and receive a retainer fee at the annual rate of $20,000. These fees are allocated to the various CDC Nvest Funds and Loomis Sayles Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other CDC Nvest Funds or Loomis Sayles Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the period ended September 30, 2003, amounts paid to CIS as compensation for these services were as follows:

                                    Publishing
                                     Services
  Fund                                 Fees
---------------------------------   ----------
Core Plus Bond Fund                 $    1,090
Government Securities Fund                 554
High Income Fund                           554
Limited Term U.S. Government Fund          554
Strategic Income Fund                      554

5. Line of Credit. High Income Fund and Strategic Income Fund, along with certain other portfolios participate in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended September 30, 2003.

6. Security Lending. The Funds have each entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2003, is as follows:

                                      Market Value of     Value of Collateral
  Fund                              Securities on Loan         Received
---------------------------------   ------------------    -------------------
Core Plus Bond Fund                 $       17,212,641    $        17,642,007
Government Securities Fund                  12,686,082             12,975,600
High Income Fund                             6,371,517              6,523,010
Limited Term U.S. Government Fund           17,081,348             17,450,346
Strategic Income Fund                       21,023,091             21,469,470

For the Period Ended September 30, 2003

7. Contingent Expense Obligation. Effective June 1, 2003, the adviser has given a binding undertaking to Strategic Income Fund to defer its management fee and, if necessary, bear certain expenses associated with the Fund to limit its operating expenses. For the period ended September 30, 2003, $69,643 of class level expenses have been reimbursed. This limitation is in effect until April 30, 2004 and will be reevaluated on an annual basis.

If in the year following a deferral or reimbursement of expenses the actual operating expenses of the Fund are less than its expense limit, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At September 30, 2003, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                                   Expense Limit as a Percentage
                                    of Average Daily Net Assets           Expenses Subject
                              ----------------------------------------       to Possible
    Fund                      Class A    Class B    Class C    Class Y      Reimbursement
---------------------         -------    -------    -------    -------    ----------------
Strategic Income Fund          1.25%      2.00%      2.00%      1.00%       $     69,643

For the Period Ended September 30, 2003

8. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                           FOR THE PERIOD
                                          JANUARY 1, 2003
                                              THROUGH                    YEAR ENDED                  YEAR ENDED
                                         SEPTEMBER 30, 2003           DECEMBER 31, 2002           DECEMBER 31, 2001
                                      --------------------------  --------------------------  --------------------------
CORE PLUS BOND FUND                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------   -----------  -------------  -----------  -------------  -----------  -------------
CLASS A
  Shares sold .....................     2,208,881  $  25,393,288    2,761,031  $  30,947,862    3,447,705  $  40,347,344
  Shares issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................       315,868      3,625,104      630,044      7,028,137      793,770      9,313,490
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                        2,524,749     29,018,392    3,391,075     37,975,999    4,241,475     49,660,834
  Shares repurchased ..............    (4,103,015)   (47,055,063)  (5,298,328)   (59,054,703)  (4,440,794)   (51,917,547)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........    (1,578,266) $ (18,036,671)  (1,907,253) $ (21,078,704)    (199,319) $  (2,256,713)
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS B
  Shares sold .....................     4,544,450  $  52,121,481    5,113,116  $  57,147,872    3,873,088  $  45,336,465
  Shares issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................       138,840      1,592,822      309,169      3,449,629      390,437      4,579,223
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                        4,683,290     53,714,303    5,422,285     60,597,501    4,263,525     49,915,688
  Shares repurchased ..............    (3,322,658)   (38,077,677)  (3,908,528)   (43,564,808)  (1,978,772)   (23,154,898)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........     1,360,632  $  15,636,626    1,513,757  $  17,032,693    2,284,753  $  26,760,790
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS C
  Shares sold .....................        59,911  $     688,486      138,295  $   1,555,372      196,137  $   2,299,999
  Shares Issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................        11,703        134,339       26,871        299,976       38,608        453,189
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                           71,614        822,825      165,166      1,855,348      234,745      2,753,188
  Shares repurchased ..............      (216,706)    (2,481,482)    (354,452)    (3,952,429)    (334,314)    (3,927,346)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........      (145,092) $  (1,658,657)    (189,286) $  (2,097,081)     (99,569) $  (1,174,158)
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS Y
  Shares sold .....................       360,783  $   4,157,868      411,293  $   4,623,829      567,048  $   6,671,918
  Shares Issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................        51,037        588,550       80,315        898,601       73,368        863,333
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                          411,820      4,746,418      491,608      5,522,430      640,416      7,535,251
  Shares repurchased ..............      (500,546)    (5,745,952)    (363,731)    (4,077,509)    (362,635)    (4,256,817)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........       (88,726) $    (999,534)     127,877  $   1,444,921      277,781  $   3,278,434
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Increase (decrease) derived
   from capital shares transactions      (451,452) $  (5,058,236)    (454,905) $  (4,698,171)   2,263,646  $  26,608,353
                                      ===========  =============  ===========  =============  ===========  =============

For the Period Ended September 30, 2003

                                           FOR THE PERIOD
                                          JANUARY 1, 2003
                                              THROUGH                    YEAR ENDED                  YEAR ENDED
                                         SEPTEMBER 30, 2003           DECEMBER 31, 2002           DECEMBER 31, 2001
                                      --------------------------  --------------------------  --------------------------
GOVERNMENT SECURITIES FUND               SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------   -----------  -------------  -----------  -------------  -----------  -------------
CLASS A
  Shares sold .....................       679,447  $   8,249,719    1,163,096  $  13,583,368    1,567,340  $  17,673,623
  Shares issued in connection with
   the reinvestment of:
  Dividends from net investment
   income .........................       159,984      1,935,187      243,169      2,819,415      270,123      3,048,950
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                          839,431     10,184,906    1,406,265     16,402,783    1,837,463     20,722,573
  Shares repurchased ..............    (1,441,491)   (17,423,672)  (1,419,343)   (16,327,594)  (1,866,222)   (20,982,105)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........      (602,060) $  (7,238,766)     (13,078) $      75,189      (28,759) $    (259,532)
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS B
  Shares sold .....................       320,801  $   3,882,546      712,314  $   8,363,857      505,361  $   5,709,885
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................        28,512        345,321       36,766        427,149       33,898        382,953
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                          349,313      4,227,867      749,080      8,791,006      539,259      6,092,838
  Shares repurchased ..............      (493,758)    (5,918,693)    (541,866)    (6,269,688)    (278,665)    (3,146,944)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........      (144,445) $  (1,690,826)     207,214  $   2,521,318      260,594  $   2,945,894
                                      -----------  -------------  -----------  -------------  -----------  -------------

CLASS C
  Shares sold .....................            --  $          --           --  $          --           --  $          --
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................            --             --           --             --           --             --
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                               --             --           --             --           --             --
  Shares repurchased ..............            --             --           --             --           --             --
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........            --  $          --           --  $          --           --  $          --
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS Y
  Shares sold .....................        33,551  $     404,508      220,420  $   2,524,097       63,952  $     728,747
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................        11,024        133,483       24,957        289,414       21,989        245,868
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                           44,575        537,991      245,377      2,813,511       85,941        974,615
  Shares repurchased ..............      (364,336)    (4,409,555)    (114,051)    (1,321,509)     (65,429)      (740,483)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........      (319,761) $  (3,871,564)     131,326  $   1,492,002       20,512  $     234,132
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Increase(decrease) derived from
   capital shares transactions ....    (1,066,266) $ (12,801,156)     325,462  $   4,088,509      252,347  $   2,920,494
                                      ===========  =============  ===========  =============  ===========  =============

For the Period Ended September 30, 2003

                                           FOR THE PERIOD
                                           JANUARY 1, 2003
                                               THROUGH                   YEAR ENDED                  YEAR ENDED
                                          SEPTEMBER 30, 2003          DECEMBER 31, 2002           DECEMBER 31, 2001
                                      --------------------------  --------------------------  --------------------------
HIGH INCOME FUND                         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------   -----------  -------------  -----------  -------------  -----------  -------------
CLASS A
  Shares sold .....................     6,787,841  $  30,994,716    2,021,612  $   8,897,208    1,247,804  $   7,562,671
  Shares issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................       178,526        792,126      317,560      1,396,013      523,610      3,018,437
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                        6,966,367     31,786,842    2,339,172     10,293,221    1,771,414     10,581,108
  Shares repurchased ..............    (7,296,772)   (33,271,653)  (3,663,855)   (16,220,139)  (2,557,348)   (14,947,178)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........      (330,405) $  (1,484,811)  (1,324,683) $  (5,926,918)    (785,934) $  (4,366,070)
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS B
  Shares sold .....................       662,229  $   2,976,263    1,040,581  $   4,725,693    1,452,751  $   8,597,030
  Shares issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................       105,383        467,995      201,776        889,901      317,495      1,829,605
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                          767,612      3,444,258    1,242,357      5,615,594    1,770,246     10,426,635
  Shares repurchased ..............    (1,323,884)    (5,858,921)  (2,675,203)   (11,769,699)  (2,439,710)   (14,006,958)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........      (556,272) $  (2,414,663)  (1,432,846) $  (6,154,105)    (669,464) $  (3,580,323)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  CLASS C
  Shares sold .....................        69,446  $     305,018       90,003  $     403,036      360,599  $   2,104,845
  Shares issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................        13,856         61,635       26,503        116,430       43,294        252,141
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                           83,302        366,653      116,506        519,466      403,893      2,356,986
  Shares repurchased ..............      (101,125)      (434,559)    (324,456)    (1,450,446)    (427,671)    (2,548,968)
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........       (17,823) $     (67,906)    (207,950) $    (930,980)     (23,778) $    (191,982)
                                      -----------  -------------  -----------  -------------  -----------  -------------
CLASS Y
  Shares sold .....................            --  $          --           --  $          --           --  $          --
  Shares issued in connection
   with the reinvestment of:
    Dividends from net investment
     income .......................            --             --           --             --           --             --
                                      -----------  -------------  -----------  -------------  -----------  -------------
                                               --             --           --             --           --             --
  Shares repurchased ..............            --             --           --             --           --             --
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Net increase (decrease) .........            --  $          --           --  $          --           --  $          --
                                      -----------  -------------  -----------  -------------  -----------  -------------
  Increase(decrease) derived from
   capital shares transactions ....      (904,500) $  (3,967,380)  (2,965,479) $ (13,012,003)  (1,479,176) $  (8,138,375)
                                      ===========  =============  ===========  =============  ===========  =============

For the Period Ended September 30, 2003

                                            FOR THE PERIOD
                                            JANUARY 1, 2003
                                                THROUGH                      YEAR ENDED                     YEAR ENDED
                                           SEPTEMBER 30, 2003             DECEMBER 31, 2002              DECEMBER 31, 2001
                                       ---------------------------    ---------------------------    ---------------------------
LIMITED TERM U.S. GOVERNMENT FUND        SHARES        AMOUNT          SHARES         AMOUNT          SHARES          AMOUNT
-----------------------------------    ----------   --------------    ----------   --------------    ----------   --------------
CLASS A
  Shares sold .....................     3,639,344   $   42,294,961     2,338,561   $   26,950,560     2,445,579   $   27,653,033
  Shares Issued in connection with
   the reinvestment of:
    Dividends from net investment
     income ......................        217,806        2,527,837       348,652        4,025,182       396,187        4,499,196
                                       ----------   --------------    ----------   --------------    ----------   --------------
                                        3,857,150       44,822,798     2,687,213       30,975,742     2,841,766       32,152,229
  Shares repurchased ..............    (2,708,272)     (31,326,172)   (3,260,141)     (37,525,210)   (3,883,682)     (43,935,146)
                                       ----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........     1,148,878   $   13,496,626      (572,928)  $   (6,549,468)   (1,041,916)  $  (11,782,917)
                                       ----------   --------------    ----------   --------------    ----------   --------------

CLASS B
  Shares sold .....................       328,497   $    3,816,554       706,265   $    8,186,137       399,797   $    4,554,320
  Shares Issued in connection with
   the reinvestment of:
    Dividends from net investment
     income ......................         27,583          319,597        40,792          470,419        39,402          446,829
                                       ----------   --------------    ----------   --------------    ----------   --------------
                                          356,080        4,136,151       747,057        8,656,556       439,199        5,001,149
  Shares repurchased ..............      (470,730)      (5,449,483)     (620,421)      (7,125,410)     (244,043)      (2,767,660)
                                       ----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........      (114,650)  $   (1,313,332)      126,636   $    1,531,146       195,156   $    2,233,489
                                       ----------   --------------    ----------   --------------    ----------   --------------

CLASS C
  Shares sold .....................       257,384   $    2,997,797       570,784   $    6,611,629       256,551   $    2,890,430
  Shares Issued in connection with
   the reinvestment of:
    Dividends from net investment
     income ......................         13,512          156,679        17,765          205,133        20,583          233,332
                                       ----------   --------------    ----------   --------------    ----------   --------------
                                          270,896        3,154,476       588,549        6,816,762       277,134        3,123,762
  Shares repurchased ..............      (203,605)      (2,359,426)     (414,627)      (4,814,349)     (355,306)      (4,028,016)
                                       ----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........        67,291   $      795,050       173,922   $    2,002,413       (78,172)  $     (904,254)
                                       ----------   --------------    ----------   --------------    ----------   --------------

CLASS Y
  Shares sold .....................       194,812   $    2,266,581       987,271   $   11,289,831        74,432   $      855,152
  Shares Issued in connection with
   the reinvestment of:
    Dividends from net investment
     income ......................         21,540          250,898        34,738          402,928        15,149          173,303
                                       ----------   --------------    ----------   --------------    ----------   --------------
                                          216,352        2,517,479     1,022,009       11,692,759        89,581        1,028,455
  Shares repurchased ..............      (344,269)      (4,012,366)     (599,695)      (6,901,951)      (78,549)        (893,943)
                                       ----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........      (127,917)  $   (1,494,887)      422,314   $    4,790,808        11,032   $      134,512
                                       ----------   --------------    ----------   --------------    ----------   --------------
  Increase (decrease) derived from
   capital shares transactions ....       973,602   $   11,483,457       149,944   $    1,774,899      (913,900)  $  (10,319,170)
                                       ==========   ==============    ==========   ==============    ==========   ==============

For the Period Ended September 30, 2003

                                            FOR THE PERIOD
                                            JANUARY 1, 2003
                                                THROUGH                      YEAR ENDED                     YEAR ENDED
                                          SEPTEMBER 30, 2003              DECEMBER 31, 2002              DECEMBER 31, 2001
                                      ----------------------------    ---------------------------    ---------------------------
STRATEGIC INCOME FUND                    SHARES         AMOUNT          SHARES         AMOUNT          SHARES          AMOUNT
-----------------------------------   -----------   --------------    ----------   --------------    ----------   --------------
CLASS A
  Shares sold .....................     4,379,870   $   52,212,398     1,233,640   $   12,489,877       942,976   $    9,851,828
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................       371,875        4,481,650       428,477        4,343,680       710,648        7,330,700
                                      -----------   --------------    ----------   --------------    ----------   --------------
                                        4,751,745       56,694,048     1,662,117       16,833,557     1,653,624       17,182,528
  Shares repurchased ..............    (2,180,800)     (25,669,234)   (2,583,795)     (26,064,953)   (2,958,307)     (30,455,609)
                                      -----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........     2,570,945   $   31,024,814      (921,678)  $   (9,231,396)   (1,304,683)  $  (13,273,081)
                                      -----------   --------------    ----------   --------------    ----------   --------------

CLASS B
  Shares sold .....................    11,291,589   $  137,976,336       996,177   $   10,066,847     1,049,379   $   10,945,846
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................       268,978        3,224,645       364,119        3,688,894       592,151        6,108,437
                                      -----------   --------------    ----------   --------------    ----------   --------------
                                       11,560,567      141,200,981     1,360,296       13,755,741     1,641,530       17,054,283
  Shares repurchased ..............   (11,369,542)    (139,122,966)   (2,502,784)     (25,285,670)   (2,433,883)     (24,987,009)
                                      -----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........       191,025   $    2,078,015    (1,142,488)  $  (11,529,929)     (792,353)  $   (7,932,726)
                                      -----------   --------------    ----------   --------------    ----------   --------------

CLASS C
  Shares sold .....................     3,238,168   $   38,652,520       331,088   $    3,346,746       336,952   $    3,647,683
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................        96,560        1,163,101       101,770        1,030,223       190,747        1,874,620
                                      -----------   --------------    ----------   --------------    ----------   --------------
                                        3,334,728       39,815,621       432,858        4,376,969       527,699        5,522,303
  Shares repurchased ..............      (647,304)      (7,733,899)     (771,825)      (7,794,721)   (1,047,238)     (10,766,581)
                                      -----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........     2,687,424   $   32,081,722      (338,967)  $   (3,417,752)     (519,539)  $   (5,244,278)
                                      -----------   --------------    ----------   --------------    ----------   --------------

CLASS Y
  Shares sold .....................       110,719   $    1,316,510        68,699   $      692,601        37,158   $      382,879
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment
     income .......................         7,237           87,673         4,144           42,230         3,567           36,701
                                      -----------   --------------    ----------   --------------    ----------   --------------
                                          117,956        1,404,183        72,843          734,831        40,725          419,580
  Shares repurchased ..............       (40,357)        (480,677)      (21,066)        (211,862)      (26,758)        (273,469)
                                      -----------   --------------    ----------   --------------    ----------   --------------
  Net increase (decrease) .........        77,599   $      923,506        51,777   $      522,969        13,967   $      146,111
                                      -----------   --------------    ----------   --------------    ----------   --------------
  Increase(decrease) derived from
   capital shares transactions ....     5,526,993   $   66,108,057    (2,351,356)  $  (23,656,108)   (2,602,608)  $  (26,303,974)
                                      ===========   ==============    ==========   ==============    ==========   ==============

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of CDC Nvest Funds Trust I and Loomis Sayles Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position Loomis Sayles Core Plus Bond Fund (formerly CDC Nvest Bond Income Fund), Loomis Sayles Government Securities Fund (formerly CDC Nvest Government Securities Fund), Loomis Sayles High Income Fund (formerly CDC Nvest High Income Fund), Loomis Sayles Limited Term U.S. Government Fund (formerly CDC Nvest Limited Term U.S. Government Fund) and Loomis Sayles Strategic Income Fund (formerly CDC Nvest Strategic Income Fund) (series of CDC Nvest Funds Trust I or Loomis Sayles Funds II hereafter referred to as the "Funds") at September 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2003

                           ADDITIONAL TAX INFORMATION

FEDERAL INCOME TAX INFORMATION (unaudited)

During the period ended September 30, 2003, the tax character of distributions paid was as follows:

                                        Distributions Paid from   Distributions Paid from
                                            Ordinary Income       Long-Term Capital Gains
                                        -----------------------   -----------------------
Core Plus Bond Fund                         $     9,384,686             $       --
Government Securities Fund                        2,729,526                     --
High Income Fund                                  2,708,888                     --
Limited Term U.S. Government Fund                 4,493,887                     --
Strategic Income Fund                            13,639,870                     --

                              TRUSTEES' INFORMATION

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                  POSITION(S) HELD WITH                                        NUMBER OF PORTFOLIOS IN
                                 FUNDS/1/, LENGTH OF TIME         PRINCIPAL OCCUPATION(S)     FUND COMPLEX OVERSEEN AND
  NAME, AGE AND ADDRESS        SERVED AND TERM OF OFFICE/2/         DURING PAST 5 YEARS        OTHER DIRECTORSHIPS HELD
---------------------------   -------------------------------   --------------------------   ----------------------------
INDEPENDENT TRUSTEES

Joseph Alaimo+ (73)                      Trustee;               Chairman, Wayne Hummer       26;
399 Boylston Street              4 years for Loomis Sayles      Trust Company and Wayne      None
Boston, MA 02116                       Funds Trusts             Hummer Investment Trust

Graham T. Allison, Jr. (63)            Trustee (2);             Douglas Dillon Professor     44;
399 Boylston Street               19 years for CDC Nvest        and Director for the         Director, Taubman Centers,
Boston, MA 02116                 Funds Trusts; Less than 1      Belfer Center of Science     Inc.; Board Member, USEC
                               year for Loomis Sayles Funds     and International Affairs,   Inc.
                                          Trusts                John F. Kennedy School of
                                                                Government, Harvard
                                                                University

Edward A. Benjamin (65)                 Trustee (1)             Retired; formerly,           44;
399 Boylston Street                  Less than 1 year           Partner, Ropes & Gray (law   Director, Coal, Energy
Boston, MA 02116                                                firm) until 1999             Investments &
                                                                                             Management; Director,
                                                                                             Precision Optics Corporation
                                                                                             (optics manufacturer)

Daniel M. Cain (58)                      Trustee,               President and CEO, Cain      44;
452 Fifth Avenue                       Chairman (1);            Brothers & Company,          Trustee, Universal Health
New York, NY 10018              7 years for CDC Nvest Funds     Incorporated (investment     Realty Income Trust;
                               Trusts; Less than 1 year for     banking)                     Director, PASC; Director,
                                Loomis Sayles Funds Trusts                                   Sheridan Healthcorp

Paul G. Chenault (69)                   Trustee (2)             Retired; formerly,           44;
5852 Pebble Beach Way            Less than 1 year for CDC       Trustee, First Variable      Director, Mailco Office
San Luis Obispo, CA 93401       Nvest Funds Trusts; 4 years     Life (variable life          Products, Inc.
                                  for Loomis Sayles Funds       insurance)
                                         Trusts

Kenneth J. Cowan (71)                    Trustee                Retired                      44;
399 Boylston Street                    Chairman (2);                                         None
Boston, MA 02116               28 years for CDC Nvest Funds
                              Trusts; Less than 1 year for
                               Loomis Sayles Funds Trusts
                                      Trustee (2);
                                       7 years

Richard Darman (60)                    Trustee (2);             Partner, The Carlyle Group   Director and Chairman, AES
399 Boylston Street             7 years for CDC Nvest Funds     (investments); Chairman of   Corporation
Boston, MA 02116               Trusts; Less than 1 year for     the Board of Directors of
                                Loomis Sayles Funds Trusts      AES Corporation
                                                                (international power
                                                                company); formerly,
                                                                Professor, John F. Kennedy
                                                                School of Government,
                                                                Harvard University

                              TRUSTEES' INFORMATION

                                  POSITION(S) HELD WITH                                        NUMBER OF PORTFOLIOS IN
                                 FUNDS/1/, LENGTH OF TIME          PRINCIPAL OCCUPATION(S)    FUND COMPLEX OVERSEEN AND
  NAME, AGE AND ADDRESS        SERVED AND TERM OF OFFICE/2/          DURING PAST 5 YEARS       OTHER DIRECTORSHIPS HELD
---------------------------   -------------------------------   --------------------------   ----------------------------
INDEPENDENT TRUSTEES
(continued)

Sandra O. Moose (61)                   Trustee (1);             Senior Vice President and    44;
One Exchange Place                21 years for CDC Nvest        Director, The Boston         Director, Verizon
Boston, MA 02109                 Funds Trusts; Less than 1      Consulting Group, Inc.       Communications
                                  year for Loomis Sayles        (management consulting)      Director, Rohm and Haas
                                       Funds Trusts                                          Company

John A. Shane (70)                     Trustee (2);             President, Palmer Service    44;
200 Unicorn Park Drive            21 years for CDC Nvest        Corporation (venture         Director, Gensym
Woburn, MA 01801                 Funds Trusts; Less than 1      capital organization)        Corporation; Director,
                                  year for Loomis Sayles                                     Overland Storage, Inc.
                                       Funds Trusts                                          Director, Abt Associates

Pendleton P. White (72)                Trustee (2);             Retired                      44;
6 Breckenridge Lane            22 years for CDC Nvest Funds                                  None
Savannah, GA 31411                 Trusts; Less than 1
                                 year for Loomis Sayles
                                      Funds Trusts

INTERESTED TRUSTEES

Robert J. Blanding/3/ (56)    Chief Executive Officer, Loomis   President, Chairman,         44;
555 California Street          Sayles Funds II, Trustee Less    Director, and Chief          None
San Francisco, CA 94104                 than 1 year             Executive Officer, Loomis
                                                                Sayles & Company, L.P.;
                                                                President and CEO - Loomis
                                                                Sayles Funds I

John T. Hailer/4/ (42)         President and Chief Executive    President and Chief          44;
399 Boylston Street              Officer - CDC Nvest Funds      Executive Officer, CDC       None
Boston, MA 02116                Trusts, President - Loomis      IXIS Asset Management
                                 Sayles Funds II, Trustee;      Distributors, L.P.;
                                3 years for CDC Nvest Funds     Executive Vice President -
                               Trusts; Less than 1 year for     Loomis Sayles Funds I;
                                Loomis Sayles Funds Trusts      formerly, Senior Vice
                                                                President, Fidelity
                                                                Investments

Peter S. Voss/5/ (56)             Chairman of the Board,        Director, President and      44;
399 Boylston Street                      Trustee;               Chief Executive Officer,     Trustee of Harris Associates
Boston, MA 02116                  11 years for CDC Nvest        CDC IXIS Asset Management    Investment Trust/6/
                                 Funds Trusts; Less than 1      North America, L.P.
                                year for Loomis Sayles Funds
                                          Trusts

                              TRUSTEES' INFORMATION

                                  POSITION(S) HELD WITH                                        NUMBER OF PORTFOLIOS IN
                                 FUNDS/1/, LENGTH OF TIME        PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN AND
  NAME, AGE AND ADDRESS        SERVED AND TERM OF OFFICE/2/        DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD
---------------------------   -------------------------------   --------------------------   ----------------------------
OFFICERS

Nicholas H. Palmerino (38)              Treasurer;              Senior Vice President, CDC   Not Applicable;
399 Boylston Street                   Not Applicable            IXIS Asset Management        None
Boston, MA 02116                                                Services, Inc.; Senior
                                                                Vice President, CDC IXIS
                                                                Asset Management Advisers,
                                                                L.P.; formerly, Vice
                                                                President, Loomis, Sayles
                                                                & Company, L.P.

John E. Pelletier (39)                  Secretary;              Senior Vice President,       Not Applicable;
399 Boylston Street                   Not Applicable            General Counsel, Secretary   None
Boston, MA 02116                                                and Clerk, CDC IXIS
                                                                Distribution Corporation;
                                                                Senior Vice President,
                                                                General Counsel, Secretary
                                                                and Clerk, CDC IXIS Asset
                                                                Management Distributors,
                                                                L.P.; Senior Vice
                                                                President, General
                                                                Counsel, Secretary and
                                                                Clerk, CDC IXIS Asset
                                                                Management Advisers, L.P.;
                                                                Executive Vice President,
                                                                General Counsel,
                                                                Secretary, Clerk and
                                                                Director, CDC IXIS Asset
                                                                Management Services, Inc


(1)  Member of Audit Committee.
(2) Member of Contract Review and Governance Committee.
 + Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II, but not of the CDC Nvest Funds Trusts.
/1/ Except as noted, each Trustee and Officer holds the same positions with CDC
    Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
/2/ All Trustees serve until retirement, resignation or removal from the Board.
    The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.
/3/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
/4/ Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
/5/ Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
/6/ As of January 20, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

                             ADDITIONAL INFORMATION

                         LOOMIS SAYLES HIGH INCOME FUND

Shareholder Meeting (unaudited). At a special shareholders' meeting held on August 28, 2003, shareholders of the CDC Nvest High Income Fund (the predecessor of Loomis Sayles High Income Fund) voted for the following proposals:

1. To approve a new advisory agreement between Loomis, Sayles & Company, L.P. and CDC Nvest Funds Trust II, on behalf of the CDC Nvest High Income Fund.

VOTED FOR       VOTED AGAINST   ABSTAINED VOTES   BROKER NON-VOTES   TOTAL VOTES
-------------   -------------   ---------------   ----------------   -------------
9,347,768.851   136,950.838     366,192.132       0.0000             9,850,911.821

2.c. To approve and Agreement and Plan of Reorganization for adoption by CDC Nvest High Income Fund, pursuant to which such Fund would reorganize as Loomis Sayles High Income Fund, a series of Loomis Sayles Funds II.

VOTED FOR       VOTED AGAINST   ABSTAINED VOTES   BROKER NON-VOTES   TOTAL VOTES
-------------   -------------   ---------------   ----------------   -------------
5,786,401.893   152,668.978     382,284.950       3,592,56.000       9,850,911.821

                 LOOMIS SAYLES LIMITED TERM U.S. GOVERNMENT FUND

Shareholder Meeting (unaudited). At a special shareholders' meeting held on August 28, 2003, shareholders of the CDC Nvest Limited Term U.S. Government Fund (the predecessor of Loomis Sayles Limited Term U.S. Government Fund) voted for the following proposals:

1. To approve a new advisory agreement between Loomis, Sayles & Company, L.P. and CDC Nvest Funds Trust II, on behalf of the CDC Nvest Limited Term U.S. Government Fund.

VOTED FOR       VOTED AGAINST   ABSTAINED VOTES   BROKER NON-VOTES   TOTAL VOTES
-------------   -------------   ---------------   ----------------   --------------
9,718,838.524   163,166.700     416,336.819       0.0000             10,298,342.043

2.d. To approve and Agreement and Plan of Reorganization for adoption by CDC Nvest Limited Term U.S. Government Fund, pursuant to which such Fund would reorganize as Loomis Sayles High Income Fund, a series of Loomis Sayles Funds II.

VOTED FOR       VOTED AGAINST   ABSTAINED VOTES   BROKER NON-VOTES   TOTAL VOTES
-------------   -------------   ---------------   ----------------   -------------
7,385,982.070   157,458.785     473,844.188       2,281,057.000      10,298,342.043

                       LOOMIS SAYLES STRATEGIC INCOME FUND

Shareholder Meeting (unaudited). At a special shareholders' meeting held on August 28, 2003, shareholders of the CDC Nvest Strategic Income Fund (the predecessor of Loomis Sayles Strategic Income Fund) voted for the following proposals:

1. To approve a new advisory agreement between Loomis, Sayles & Company, L.P. and CDC Nvest Funds Trust I, on behalf of the CDC Nvest Strategic Income Fund.

VOTED FOR        VOTED AGAINST   ABSTAINED VOTES   BROKER NON-VOTES   TOTAL VOTES
--------------   -------------   ---------------   ----------------   --------------
20,099,903.719   340,434.300     665,328.563       0.0000             21,101,666.582

2.b. To approve and Agreement and Plan of Reorganization for adoption by CDC Nvest Strategic Income Fund, pursuant to which such Fund would reorganize as Loomis Sayles Strategic Income Fund, a series of Loomis Sayles Funds II.

VOTED FOR        VOTED AGAINST   ABSTAINED VOTES   BROKER NON-VOTES   TOTAL VOTES
--------------   -------------   ---------------   ----------------   --------------
11,780,023.949   347,947.844     735,964.789       8,241,730.000      21,105,666.582

                             ADDITIONAL INFORMATION

Shareholder Meeting (unaudited). At the special meeting of shareholders held on June 10, 2003, shareholders of Loomis Sayles Funds II (formerly, Loomis Sayles Funds) voted for the following proposal:

1. ELECTION OF TRUSTEES

                                             FOR          WITHHELD *
                                         -----------    ------------
(01) Joseph Alaimo                       134,298,551     8,672,577

(02) Graham T. Allison, Jr.              134,590,902     8,380,227

(03) Edward A. Benjamin                  134,546,833     8,424,296

(04) Robert J. Blanding                  134,572,705     8,398,423

(05) Daniel M. Cain                      134,593,263     8,377,866

(06) Paul G. Chenault                    134,352,172     8,618,957

(07) Kenneth J. Cowan                    134,524,153     8,446,976

(08) Richard Darman                      134,552,047     8,419,081

(09) John T. Hailer                      134,613,039     8,358,089

(10) Sandra O. Moose                     134,612,285     8,358,843

(11) John A. Shane                       134,332,421     8,638,708

(12) Peter S. Voss                       134,622,604     8,348,525

(13) Pendleton P. White                  134,300,598     8,670,530

* Includes Broker Non-Votes (if any).

                       This Page Intentionally Left Blank

Item 2.  Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee and determined that all committee members qualify as financial experts. The committee members are Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel
M. Cain. Each of these individuals is also Independent Trustee of the Trust.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             CDC Nvest Funds Trust I

                             By: /s/ JOHN HAILER
                                 ----------------------------
                             Name:  John Hailer
                             Title: President & Chief Executive Officer
                             Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                             By: /s/ JOHN HAILER
                                 ----------------------------
                             Name:  John Hailer
                             Title: President & Chief Executive Officer
                             Date:  November 21, 2003

                             By: /s/ NICHOLAS H. PALMERINO
                                 ----------------------------
                             Name:  Nicholas H. Palmerino
                             Title: Treasurer
                             Date:  November 21, 2003

                                  EXHIBIT INDEX

(a)      Code of Ethics

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.